UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds
 (Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

Michael Gozzillo
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

CITY NATIONAL ROCHDALE FUNDS

2017 SEMI-ANNUAL REPORT

MARCH 31, 2017

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
96	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
99	Statements of Operations/Consolidated Statement of Operations
102	Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets
106	Consolidated Statement of Cash Flows
108	Financial Highlights/Consolidated Financial Highlights
111	Notes to Financial Statements/Consolidated Notes to Financial Statements
125	Disclosure of Fund Expenses
128	Board Approval of Advisory and Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [69.7%]
FAMC DN
0.642%, 05/18/17(A)	$26,000	$25,978
Farmer Mac Guaranteed Notes Trust, Ser 2007-1
5.125%, 04/19/17(B)	30,000	30,066
FFCB
0.866%, 04/03/17(C)	50,000	49,998
0.902%, 04/08/17(C)	50,000	49,994
0.877%, 04/08/17(C)	27,175	27,174
0.774%, 04/09/17(C)	50,000	49,996
FHLB
0.824%, 04/01/17(C)	50,000	50,000
0.794%, 04/01/17(C)	75,000	74,997
0.778%, 04/04/17(C)	50,000	50,000
0.953%, 04/16/17(C)	50,000	50,000
1.078%, 04/19/17(C)	50,000	50,000
0.765%, 04/20/17(C)	50,000	50,000
0.942%, 04/26/17(C)	50,000	50,000
0.848%, 05/08/17(C)	50,000	50,000
0.887%, 05/18/17(C)	25,000	25,003
0.857%, 05/21/17(C)	50,000	50,000
0.923%, 06/26/17(C)	50,000	50,000
0.750%, 11/16/17	40,220	40,200
FHLB DN
0.530%, 04/04/17(A)	50,000	49,998
0.539%, 04/07/17(A)	100,000	99,991
0.496%, 04/12/17(A)	50,000	49,992
0.652%, 04/17/17(A)	163,000	162,953
0.661%, 04/19/17(A)	150,000	149,951
0.605%, 04/21/17(A)	152,000	151,949
0.596%, 04/26/17(A)	150,000	149,938
0.499%, 04/28/17(A)	50,000	49,981
0.549%, 05/03/17(A)	50,000	49,976
0.621%, 05/04/17(A)	100,000	99,943
0.650%, 05/05/17(A)	210,000	209,871
0.548%, 05/10/17(A)	100,000	99,941
0.658%, 05/12/17(A)	100,000	99,925
0.701%, 05/17/17(A)	100,000	99,911
0.723%, 05/19/17(A)	150,000	149,856
0.591%, 05/24/17(A)	154,000	153,866
0.699%, 05/26/17(A)	150,000	149,840
0.724%, 06/21/17(A)	100,000	99,837
0.787%, 06/23/17(A)	50,000	49,910
0.640%, 07/26/17(A)	100,000	99,794
0.640%, 07/28/17(A)	100,000	99,791
0.650%, 08/02/17(A)	100,000	99,779
0.645%, 08/04/17(A)	100,000	99,777
0.642%, 08/09/17(A)	100,000	99,769
0.646%, 08/11/17(A)	50,000	49,882
0.686%, 08/25/17(A)	50,000	49,861
FHLMC DN
0.491%, 05/03/17(A)	100,000	99,956
FNMA
0.998%, 04/20/17(C)	50,000	49,999

Total U.S. Government Agency Obligations
(Cost $3,699,643)		3,699,643

Municipal Bonds [3.5%]
California [0.8%]
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.850%, 04/06/17(C) (D) (E)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.830%, 04/06/17(C) (D) (E)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.850%, 04/06/17(C) (D) (E)	9,000	9,000

Total California		45,450

New York [1.9%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.920%, 04/06/17(C) (D)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.940%, 04/06/17(C) (D)	9,350	9,350

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.970%, 04/05/07(C) (D) (E)	$18,100	$18,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.970%, 04/05/17(C) (D) (E)	23,800	23,800
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.840%, 04/05/17(C) (D) (E)	15,000	15,000
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.850%, 04/05/17(C) (D) (E)	20,000	20,000

Total New York		99,750

Texas [0.5%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.850%, 04/05/17(C) (D) (E)	13,195	13,195
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.850%, 04/06/17(C) (D) (E)	13,090	13,090

Total Texas		26,285

Washington [0.3%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.850%, 04/06/17(C) (D) (E)	16,295	16,295

Total Municipal Bonds
(Cost $187,780)		187,780

Description	Face Amount(000) /Shares	Value (000)
Repurchase Agreements [19.3%]
Barclays (F)
0.780%, dated 03/31/17, repurchased on 04/03/17, repurchase price $100,006,500 (collateralized by various U.S. Government obligations, par values ranging from $100 to $36,700,000, 0.000% - 6.375%, 05/15/17 to 08/15/27; with a total market value $101,725,312)	$100,000	$100,000
Goldman Sachs (F)
0.790%, dated 03/31/17, repurchased on 04/03/17, repurchase price $125,008,229 (collateralized by various U.S. Government obligations, par values ranging from $19,400,000 to $86,800,000, 2.125% - 8.750%, 08/15/20 to 01/31/21; with a total market value $126,600,000)	125,000	125,000
Wells Fargo
0.800%, dated 03/31/17, repurchased on 04/03/17, repurchase price $800,053,333 (collateralized by various U.S. Government obligations, par values ranging from $15,000 to $22,600,000, 1.804% - 7.000%, 04/25/17 to 04/01/47; with a total market value $813,949,380)	800,000	800,000

Total Repurchase Agreements
(Cost $1,025,000)		1,025,000

Short-Term Investment [7.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.390%**	397,918,475	397,919

Total Short-Term Investment
(Cost $397,919)		397,919

Total Investments [100.0%]
(Cost $5,310,342)		$5,310,342

Percentages are based on net assets of $5,308,987 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

**	The rate reported is the 7-day effective yield as of March 31, 2017.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $30,066 (000), representing 0.6% of the net assets of the Fund.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(D)	Put and Demand Feature — The date reported is the next reset or put date.
(E)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(F)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,699,643	$—	$3,699,643
Municipal Bonds	—	187,780	—	187,780
Repurchase Agreements	—	1,025,000	—	1,025,000
Short-Term Investment	397,919	—	—	397,919
Total Investments in Securities	$397,919	$4,912,423	$—	$5,310,342

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [57.3%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$2,997	$3,041
U.S. Treasury Notes
2.375%, 12/31/20	4,500	4,606
2.125%, 01/31/21	4,340	4,399
2.125%, 12/31/21	4,300	4,341
2.000%, 11/30/20	5,000	5,051
1.750%, 10/31/18	3,000	3,026
1.625%, 06/30/20	2,800	2,802
1.500%, 12/31/18	4,285	4,305
1.500%, 01/31/22	5,000	4,902
1.375%, 06/30/18	3,400	3,410
1.375%, 09/30/18	5,000	5,015
1.375%, 12/15/19	4,440	4,432
1.375%, 02/15/20	5,000	4,984
1.375%, 04/30/20	3,500	3,481
1.375%, 10/31/20	5,000	4,945
1.250%, 12/15/18	3,500	3,502
0.875%, 05/31/18	3,175	3,166
U.S. Treasury STRIPS
2.284%, 11/15/21(A)	6,100	5,580

Total U.S. Treasury Obligations
(Cost $74,932)		74,988

U.S. Government Agency Obligations [31.1%]
FFCB
1.168%, 09/20/19(B)	4,900	4,929
1.078%, 10/03/18(B)	3,000	3,008
0.899%, 04/09/18(B)	3,960	3,969
FHLB
1.375%, 03/18/19	4,000	4,001
FNMA
2.482%, 10/09/19(A)	5,805	5,541
1.875%, 02/19/19	445	449
1.750%, 06/20/19	4,525	4,562
1.500%, 11/30/20	5,000	4,958
1.250%, 08/17/21	5,000	4,857
0.875%, 05/21/18	4,500	4,485

Total U.S. Government Agency Obligations
(Cost $40,833)		40,759

U.S. Government Mortgage-Backed Obligations [10.2%]
FHLMC REMIC, Ser 2011-3874, Cl JA, Pool FHR 3874 JA
3.000%, 04/15/25	1,181	1,196
FHLMC REMIC, Ser 2011-3877, Cl ND, Pool FHR 3877 ND
3.000%, 02/15/25	320	323
FNMA, Pool 466656
3.130%, 12/01/17	4,000	4,017
FNMA, Pool AS4877
3.000%, 04/01/30	2,291	2,351
FNMA, Pool FN0004
3.619%, 12/01/20	4,812	5,022
FNMA ARM, Pool 766620
2.943%, 04/01/17(B)	119	126
GNMA, Pool 329656
8.000%, 08/15/22	4	3
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	4	4
GNMA, Pool 584992
7.500%, 04/15/32	26	28
GNMA ARM, Pool G2 81318
2.125%, 04/01/17(B)	165	172
GNMA ARM, Pool G2 81447
2.125%, 04/01/17(B)	36	37

Total U.S. Government Mortgage-Backed Obligations
(Cost $13,379)		13,281

Municipal Bond [0.2%]
California [0.2%]
Southern California, Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	300	302

Total Municipal Bond
(Cost $302)		302

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investments [1.0%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.050%** ‡	641,764	$642
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	641,764	642

Total Short-Term Investments
(Cost $1,284)		1,284

Total Investments [99.8%]
(Cost $130,730)		$130,614

Percentages are based on net assets of $130,915 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.

AGM — Assured Guarantee Municipal

ARM — Adjustable Rate Mortgage

Cl — Class

ETM — Escrowed to Maturity

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$74,988	$—	$74,988
U.S. Government Agency Obligations	—	40,759	—	40,759
U.S. Government Mortgage-Backed Obligations	—	13,281	—	13,281
Municipal Bond	—	302	—	302
Short-Term Investments	1,284	—	—	1,284
Total Investments in Securities	$1,284	$129,330	$—	$130,614

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [83.2%]
Auto-Med and Heavy Duty Trks [0.8%]
PACCAR Financial, MTN
1.750%, 08/14/18	$1,000	$1,003

Automotive [1.8%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,422

Banks [12.3%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,499
Capital One
2.350%, 08/17/18	500	503
1.850%, 09/13/19	1,500	1,484
JPMorgan Chase
6.300%, 04/23/19	2,000	2,173
6.000%, 01/15/18	405	419
Nordea Bank, MTN
2.375%, 04/04/19(A)	1,000	1,007
PNC Bank
2.700%, 11/01/22	2,500	2,479
Standard Chartered, MTN
1.700%, 04/17/18(A)	3,000	2,991
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,504
Westpac Banking
4.875%, 11/19/19	65	69

Total Banks		16,128
Broadcasting & Cable [2.9%]
CBS
4.300%, 02/15/21	1,400	1,479
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,400

Total Broadcasting & Cable		3,879

Computer System Design & Services [3.1%]
Apple
2.850%, 02/23/23	1,000	1,010
Hewlett Packard Enterprise
2.890%, 10/05/17(B)	3,000	3,019

Total Computer System Design & Services		4,029

Computers-Memory Devices [0.8%]
NetApp
2.000%, 12/15/17	1,000	1,002

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	700

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	1,000	1,007

Electric Utilities [3.7%]
American Electric Power
1.650%, 12/15/17	1,000	1,000
Commonwealth Edison
6.950%, 07/15/18	1,000	1,060
Exelon Generation
6.200%, 10/01/17	1,200	1,226
3.400%, 03/15/22	1,500	1,512

Total Electric Utilities		4,798

Financial Services [10.2%]
Daimler Finance North America
2.250%, 07/31/19(A)	2,900	2,914
Ford Motor Credit
2.551%, 10/05/18	2,000	2,016
2.375%, 01/16/18	1,000	1,004
General Motors Financial
5.250%, 03/01/26	1,250	1,343
Harley-Davidson Funding
6.800%, 06/15/18(A)	2,500	2,646

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(A)	$1,000	$1,001
Toyota Motor Credit, MTN
1.200%, 04/06/18	2,500	2,493

Total Financial Services		13,417

Food, Beverage & Tobacco [3.3%]
Anheuser-Busch InBev Finance
2.294%, 05/02/17(B)	2,000	2,060
Kraft Heinz Foods
2.000%, 07/02/18	1,000	1,002
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,234

Total Food, Beverage & Tobacco		4,296

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	253

Insurance [2.6%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,020
Genworth Holdings
7.700%, 06/15/20	1,400	1,383

Total Insurance		3,403

Investment Bank/Broker Dealer [9.2%]
Bank of America, MTN
6.400%, 08/28/17	400	408
Citigroup
2.485%, 09/01/23(B)	1,000	1,028
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,460
Goldman Sachs Group
2.625%, 01/31/19	500	506
HSBC Holdings
3.400%, 03/08/21	2,500	2,557
Jefferies Group
5.125%, 01/20/23	1,300	1,397
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,176
Morgan Stanley, MTN
5.950%, 12/28/17	465	479
3.750%, 02/25/23	2,000	2,065

Total Investment Bank/Broker Dealer		12,076

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,508

Medical-HMO [1.1%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,495

Multi-line Insurance [2.0%]
MetLife
4.750%, 02/08/21	2,400	2,600

Petroleum & Fuel Products [5.4%]
Korea National Oil, MTN
2.750%, 01/23/19(A)	1,500	1,515
Shell International Finance BV
4.300%, 09/22/19	125	132
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,380
Total Capital International
2.875%, 02/17/22	4,000	4,039

Total Petroleum & Fuel Products		7,066

Real Estate [2.0%]
Prologis
4.250%, 08/15/23	2,500	2,657

Real Estate Investment Trusts [4.2%]
HCP
3.150%, 08/01/22	1,000	998
Kimco Realty
6.875%, 10/01/19	1,080	1,203
Simon Property Group
2.500%, 09/01/20	2,000	2,018
Welltower
3.750%, 03/15/23	1,250	1,280

Total Real Estate Investment Trusts		5,499

Regional Authority [1.6%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,143

Retail [4.4%]
AutoZone
4.000%, 11/15/20	1,400	1,472
Lowe’s
6.100%, 09/15/17	3,000	3,061

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Walgreens Boots Alliance
3.100%, 06/01/23	$1,200	$1,198

Total Retail		5,731

Security Brokers & Dealers [2.9%]
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,268
Goldman Sachs Group
2.209%, 06/27/17(B)	2,500	2,529

Total Security Brokers & Dealers		3,797

Telephones & Telecommunications [4.8%]
America Movil
5.000%, 03/30/20	2,600	2,787
AT&T
3.600%, 02/17/23	2,000	2,026
Verizon Communications
3.125%, 03/16/22	1,500	1,508

Total Telephones & Telecommunications		6,321

Trucking & Leasing [1.5%]
Penske Truck Leasing
4.875%, 07/11/22(A)	1,100	1,187
3.750%, 05/11/17(A)	750	752

Total Trucking & Leasing		1,939

Total Corporate Bonds
(Cost $108,525)		109,169

Municipal Bonds [6.7%]
California [1.1%]
State of California, GO
6.200%, 03/01/19	1,300	1,414

Florida [3.2%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,161

New York [2.4%]
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,222
New York State, Water & Sewer System, Ser A-2, RB
0.850%, 04/01/17(B)	2,000	2,000

Total New York		3,222

Total Municipal Bonds
(Cost $8,768)		8,797

Asset-Backed Securities [2.9%]
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	2,000	1,985
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/18	1,863	1,865

Total Asset-Backed Securities
(Cost $3,863)		3,850

Closed-End Fund [2.7%]
Stone Ridge Reinsurance Risk Premium Interval Fund(C)	338,592	3,501

Total Closed-End Fund
(Cost $3,450)		3,501

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	—	—

Total U.S. Government Mortgage-Backed Obligation
(Cost $0)		—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investments [4.0%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.050%** ‡	2,490,780	$2,491
Goldman Sachs Financial Square Funds - Government Fund, 0.604%**	2,707,740	2,708

Total Short-Term Investments
(Cost $5,199)		5,199

Total Investments [99.5%]
(Cost $129,805)		$130,516

Percentages are based on net assets of $131,217 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $16,188 (000), representing 12.3% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(C)	Security is considered illiquid. The total market value of the security as of March 31, 2017, was $3,501 (000) and represented 2.7% of net assets of the Fund.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$109,169	$—	$109,169
Municipal Bonds	—	8,797	—	8,797
Asset-Backed Securities	—	3,850	—	3,850
Closed-End Fund	3,501	—	—	3,501
U.S. Government Mortgage-Backed Obligation	—	—	—	—
Short-Term Investments	5,199	—	—	5,199
Total Investments in Securities	$8,700	$121,816	$—	$130,516

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.4%]
California [94.1%]
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	$600	$704
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	556
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	581
California State University, Ser A, RB
5.000%, 11/01/24	900	1,088
California State University, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	290
California State, Department of Water Resources, Ser F-3, RB
Pre-Refunded @ 100
4.375%, 05/01/18(A)	200	207
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	118
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	118
California State, GO
5.250%, 09/01/22	1,000	1,179
California State, GO
Callable 04/01/18 @ 100
5.125%, 04/01/33	1,050	1,088
California State, GO
5.000%, 11/01/19	1,000	1,095
California State, GO
5.000%, 09/01/20	1,000	1,120
California State, GO
5.000%, 12/01/21	1,000	1,152
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,152
California State, GO
5.000%, 08/01/26	1,000	1,211
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,172
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	583
California State, GO
4.000%, 03/01/18	1,000	1,028
California State, GO
4.000%, 02/01/19	1,000	1,054
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(B)	1,000	1,036
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	301
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	761
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	384

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Insured Marshall Medical Center, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	$250	$290
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/43(B)	875	894
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	975	1,089
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	508
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	133
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,161
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	507
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	555	593
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	559
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	272
California State, Ser E, GO
Callable 06/01/18 @ 100
1.382%, 12/01/29(B)	1,000	1,006
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	408
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,235	1,330
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
1.740%, 04/01/52(B)	2,000	2,000
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	220	232
Central Basin Municipal Water District, Ser A, RB, AGM
Callable 08/01/26 @ 100
5.000%, 08/01/28	885	1,042
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,163
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	411
East Bay Municipal Utility District Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	750	892
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	532
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,077
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,080
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	556
Inglewood, Redevelopment Agency Successor Agency, Sub-Ser, TA, BAM
5.000%, 05/01/23	500	577

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
JPM Chase Putters, Ser 2015-ZF0184, RB
0.940%, 02/01/23 (B) (C) (D)	$1,000	$1,000
JPM Chase Putters, Ser 2015-ZF0159, GO
1.110%, 08/01/22(B) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0183, RB
1.060%, 12/01/22(B) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
1.010%, 12/01/22(B) (C) (D)	1,000	1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,164
Long Beach, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	524
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,229
Long Beach, Unified School District, Prefunded Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(A)	2,010	2,199
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	582
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	608
Los Angeles County, Public Works Financing Authority, Ser D, RB
Callable 12/01/25 @ 100
5.000%, 12/01/28	600	709
Los Angeles, Department of Airports, Senior International Governmental, Ser C, RB
4.000%, 05/15/17	545	547
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	663
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	544
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	595
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	614
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	592
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	311
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/17(A)	500	505
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,120
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	368
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,000	2,020
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	561
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,115
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, AGC
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	523
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	376
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	619

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23	$500	$511
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	711
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	299
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28	500	593
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,142
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	513
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	565
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Pre-Refunded @ 100
5.000%, 10/01/17(A)	400	408
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	877
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,219
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	497
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 05/04/17 @ 100
3.750%, 07/01/18	500	501
San Francisco City & County, Public Utilities Commission, Wastewater Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,203
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
5.000%, 11/01/20	250	282
San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
5.000%, 11/01/29	680	809
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	547
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 05/04/17 @ 100
5.250%, 08/01/18	345	345
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,090
San Jose, International Airport SJC, Ser A, RB, AMT
5.000%, 03/01/24	500	582
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,234
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	822
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	543
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	550
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	696
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	420

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Southern California, Metropolitan Water District, Ser A, RB
Callable 04/03/17 @ 100
0.740%, 07/01/47(B)	$2,000	$2,000
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,389
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	241
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	240
Torrance, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	385	449
Tuolumne, Wind Project Authority, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 01/01/29	1,000	1,199
Turlock, Irrigation District, Ser 2014, RB
5.000%, 01/01/19	200	213
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	591
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	605	696
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	557
University of California, Ser AT, RB
1.400%, 05/15/46(B)	2,000	1,974
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	500	579
Ventura County, Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	441
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	549
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	524
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	532
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	320
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,207

Total California		89,038

Connecticut [1.0%]
Connecticut State, Ser A, GO
Pre-Refunded @ 100
2.260%, 03/01/19(A) (B)	1,000	1,000

Virginia [1.3%]
Virginia State, Public Building Authority, Ser A, RB
5.000%, 08/01/24	1,000	1,201

Total Municipal Bonds
(Cost $90,419)		91,239

Affiliated Registered Investment Company [0.6%]
City National Rochdale Municipal High Income Fund, Cl N ‡	48,591	510

Total Affiliated Registered Investment Company
(Cost $500)		510

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [2.5%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.050%** ‡	2,356,693	2,357

Total Short-Term Investment
(Cost $2,357)		2,357

Total Investments [99.5%]
(Cost $93,276)		$94,106

Percentages are based on net assets of $94,609 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $4,000 (000), representing 4.2% of the net assets of the Fund.

(D)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2017.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$91,239	$—	$91,239
Affiliated Registered Investment Company	510	—	—	510
Short-Term Investment	2,357	—	—	2,357
Total Investments in Securities	$2,867	$91,239	$—	$94,106

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [91.5%]
Alabama [1.9%]
Birmingham, Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42	$5,000	$5,591
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,536
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,267

Total Alabama		20,394

Alaska [0.5%]
Northern Tobacco Securitization, Ser A, RB
Callable 04/19/17 @ 100
5.000%, 06/01/46	6,000	5,649

Arizona [1.9%]
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	931
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,369
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	556
Glendale, Industrial Development Authority, RB
4.250%, 11/15/26	485	463
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A)	3,300	3,161
Phoenix, Industrial Development Authority, RB
5.750%, 07/01/24(A)	1,400	1,526
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,652
Salt Verde Financial, RB
5.000%, 12/01/37	8,000	9,240
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(A)	2,015	2,025

Total Arizona		20,923

California [8.5%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,078
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,723
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(A)	4,000	4,093
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A)	2,000	2,004

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	$5,000	$5,749
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,116
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,190
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,074
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	615
California Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(H)	3,155	2,547
California Statewide Financing Authority, Ser C, RB
Callable 04/19/17 @ 7.26
14.223%, 06/01/55(B)	30,000	1,234
El Camino Healthcare District, GO, NATL
3.133%, 08/01/27(B)	5,000	3,640
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	9,805	9,805
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	7,280	7,164
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/27 @ 100
5.000%, 06/01/28	1,000	1,165
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/27 @ 100
5.000%, 06/01/29	1,000	1,154
Inland Empire Tobacco Securitization Authority, RB
Callable 06/01/17 @ 28.99
6.685%, 06/01/36(B)	25,000	7,088
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35	2,650	2,815
M-S-R Energy Authority, Ser B, RB
6.125%, 11/01/29	2,000	2,489
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,448
Norman Y Mineta San Jose International Airport SJC, Ser A, RB, AMT
Callable 03/01/27 @ 100
5.000%, 03/01/47	1,500	1,655
Northern California Gas Authority No. 1, Ser B, RB
1.489%, 07/01/27(C)	5,000	4,488
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,288
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,149
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,139
San Diego, Community College District, GO
Callable 08/01/26 @ 100
5.000%, 08/01/29	5,000	6,024
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,068

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Southern California, Public Power Authority, Ser A, RB
2.160%, 11/01/38(C)	$2,500	$2,142
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/19/17 @ 100
5.000%, 06/01/37	3,000	3,000

Total California		92,144

Colorado [5.9%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,691
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,895	2,960
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	1,500	1,517
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,404
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,515
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44	2,860	3,017
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
5.500%, 12/01/45	2,345	2,285
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(A)	1,930	1,932
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(A)	915	916
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(A)	2,655	2,561
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(A)	1,515	1,474
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A)	1,600	1,655
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A)	1,350	1,399
Colorado State, Health Facilities Authority, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(A)	1,000	1,040
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,116
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	7,968
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,009
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	1,950
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,905

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	$1,825	$1,743
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,239
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,596
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	1,250	1,204
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,403
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,156
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,102
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,504
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	707
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,030	2,035
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,624
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,000	940
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	313
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	103
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	353
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	575	609
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	233

Total Colorado		64,178

Connecticut [0.4%]
JPMorgan Chase, Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
12.200%, 12/01/45(A) (C) (D)	3,335	4,353

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,072

District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(E)	2,000	2,287

Florida [5.9%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,081
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,674

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	$960	$1,012
Capital Trust Agency, Silver Creek Street Project, RB
Callable 05/04/17 @ 100
9.750%, 01/01/35(E) (F) (H)	815	804
Capital Trust Agency, Silver Creek Street Project, RB
Callable 05/04/17 @ 100
5.750%, 01/01/50(F) (H)	945	848
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(F) (H)	3,390	2,728
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(F) (H)	1,000	799
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(A)	4,930	5,026
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	1,045
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,014
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,183
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A)	1,350	1,010
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A)	3,000	2,243
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,124
Lakewood Ranch Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,816
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,508
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(A)	1,605	1,609
Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(G)	5,200	6,447
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,439
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,154
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,324
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	577
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(G)	3,000	3,450
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	9,000	7,783

Total Florida		64,698

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Georgia [1.8%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	$2,500	$2,857
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,083
Fayette County, Hospital Authority, Piedmont Healthcare, Project, RB
Callable 07/01/26 @ 100
5.000%, 07/01/46	10,000	11,017
Greene County, Development Authority, GLENN Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(A)	3,400	3,367
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	877

Total Georgia		19,201

Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(G)	2,255	2,630

Illinois [7.9%]
Bridgeview Village, Cook County, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,026
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,714
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,311
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,187
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	10,000	10,372
Chicago, Waterworks Revenue, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	1,000	1,099
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/28	1,000	1,113
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	1,025	1,126
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/29	1,770	1,967
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	1,000	1,105
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,454
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	1,825	2,029
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,105
Illinois State, Finance Authority, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	2,380	2,238
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,644
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,077
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/40	10,000	11,062

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	$1,935	$2,008
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
3.750%, 02/15/34	3,480	3,028
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
3.625%, 02/15/32	3,500	3,080
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,472
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 05/04/17 @ 100
5.875%, 02/15/38	6,750	6,753
Illinois State, Housing Development Authority, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(A)	5,000	4,475
Metropolitan Pier & Exposition Authority, Ser A, RB, NATL
4.570%, 12/15/32(B)	5,000	2,449
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,140
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/04/17 @ 100
5.350%, 03/01/31	75	56
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,723

Total Illinois		85,813

Indiana [1.3%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(A)	1,265	1,309
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,234
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,799
Chesterton, Ser A-1, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(A)	2,100	2,081
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,828
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,230

Total Indiana		14,481

Iowa [0.6%]
Iowa State, Finance Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,016
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 05/04/17 @ 100
5.375%, 06/01/38	4,500	4,505

Total Iowa		6,521

Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,707
Wichita, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,499
Wichita, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	500
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	2,000	1,982

Total Kansas		6,688

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kentucky [2.3%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	$2,960	$3,201
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	1,000	1,078
Kentucky State, Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,205
Kentucky State, Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,193
Kentucky State, Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	4,000	3,682
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser 2010A, RB
1.200%, 04/01/31	3,020	3,020
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,204
Louisville & Jefferson County, Louisville Gas and Electric Project, RB
1.500%, 10/01/33(C)	3,000	3,002

Total Kentucky		25,585

Louisiana [1.5%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A)	5,665	5,686
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	1,891
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,220
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(F)	2,000	700
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(A) (F)	2,000	700
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(F)	5,000	1,750

Total Louisiana		15,947

Maryland [1.5%]
Baltimore, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	991
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,453
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	737
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	2,981
Prince George’s County, Collington Episcopal Life Care Community, RB
Callable 04/01/27 @ 100
5.250%, 04/01/37	2,000	2,070

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Prince George’s County, Collington Episcopal Life Care Community, RB
Callable 04/01/27 @ 100
5.250%, 04/01/47	$2,000	$2,054
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,956
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	784
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,264

Total Maryland		16,290

Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,485
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	6,120	5,805

Total Massachusetts		8,290

Michigan [1.9%]
Calhoun County, Hospital Finance Authority, RB
Callable 02/15/27 @ 100
5.000%, 02/15/47	3,000	3,065
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,782
Michigan State, Finance Authority, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,061
Michigan State, Finance Authority, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,428
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/04/17 @ 100
5.875%, 12/01/30	2,000	2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,885	2,855
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	2,016

Total Michigan		20,207

Minnesota [0.5%]
Anoka, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	4,000	3,980
Dakota County, Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(A)	1,250	1,246

Total Minnesota		5,226

Missouri [3.2%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,400
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	920
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	460
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	471

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(A)	$1,000	$927
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(A)	1,150	1,010
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(G)	3,000	3,625
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,033
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,029
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	3,000	3,080
Lees Summit, Industrial Development Authority, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	4,887
Poplar Bluff, Ser A, SPL Tax
Callable 11/01/23 @ 100
5.125%, 11/01/35(A)	5,000	4,811
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 05/04/17 @ 100
7.000%, 08/15/32	1,000	1,000
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(A)	3,000	2,916
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	2,000	1,962
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/41	1,250	1,212
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/46	1,500	1,440
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,092

Total Missouri		35,275

Nebraska [0.6%]
Central Plains Energy, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,081
Central Plains Energy, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,798

Total Nebraska		6,879

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,340
Las Vegas, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(A)	3,500	3,151
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	947
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(A)	1,595	1,621

Total Nevada		9,059

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey [1.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	$2,850	$3,100
South Jersey Port, Ser S, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	750	732
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	12,000	11,655

Total New Jersey		15,487

New Mexico [0.3%]
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,304

New York [6.3%]
Brooklyn Arena Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/30	1,500	1,692
Brooklyn Arena Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/42	5,000	5,439
JPMorgan Chase, Tender Option Bond Trust Receipts, Ser 2016-XM0195, RB
Callable 01/15/26 @ 100
9.170%, 07/15/45(C) (D)	3,335	3,550
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	5,548
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,733
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	294
Nassau County, Tobacco Settlement, RB
Callable 05/04/17 @ 100
5.125%, 06/01/46	10,120	9,887
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40(A)	2,500	2,710
New York State, Liberty Development, RB
5.250%, 10/01/35	3,000	3,605
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A)	10,000	10,470
New York State, Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	5,500	5,773
New York State, Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	5,000	5,315
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,128
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,121
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,002

Total New York		68,267

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,504
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,184

Total North Carolina		2,688

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
North Dakota [0.4%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	$3,000	$2,764
Mandan, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,106

Total North Dakota		4,870

Ohio [4.8%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/30	13,000	12,487
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/47	7,000	6,681
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.750%, 06/01/34	3,090	2,919
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.125%, 06/01/24	8,000	7,557
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 06/01/17 @ 11.81
13.687%, 06/01/47(B)	15,000	993
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,034
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,022
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,000	3,059
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser E, RB
5.625%, 10/01/19	3,350	3,485
Ohio State, Water Development Authority, FirstEnergy Nuclear Generation Project, Ser B, RB
4.375%, 06/01/33(C)	3,500	3,210
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,660
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(A)	2,500	2,477

Total Ohio		52,584

Oklahoma [1.8%]
Oklahoma County, Finance Authority, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,936
Oklahoma State, Development Finance Authority, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	3,030	3,148
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
7.000%, 11/01/51	3,250	3,268
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46	7,250	7,252
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36	2,500	2,501

Total Oklahoma		20,105

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pennsylvania [3.1%]
Beaver County, Industrial Development Authority, Ser B, RB
4.250%, 10/01/47(C)	$1,320	$1,211
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	4,730	4,338
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,504
Pennsylvania State, Economic Development Financing Authority, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,019
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,670
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB
Callable 12/01/26 @ 100
5.500%, 12/01/42	5,000	5,673
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/17(E)	2,000	2,378
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,477
Philadelphia, Authority for Industrial Development, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,106
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,130
Pottsville, Hospital Authority, RB
Pre-Refunded @ 100
5.250%, 07/01/18(A) (G)	2,020	2,184
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(G)	3,000	3,917

Total Pennsylvania		33,607

Tennessee [0.8%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,077
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,164
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	1,022
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31	2,750	2,924
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37	1,145	1,145

Total Tennessee		8,332

Texas [10.3%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,362
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	413

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(G)	$3,250	$3,748
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	562
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	238
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	384
Celina, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	484
Central Texas, Regional Mobility Authority, Sub-Ser, RB
5.000%, 01/01/26	1,000	1,149
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/26 @ 100
5.000%, 01/01/27	1,000	1,142
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,070
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,068
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/26 @ 100
4.000%, 01/01/41	1,500	1,359
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,209
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	475	498
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	512
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	525	536
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	450	460
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,199
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(G)	5,300	6,432
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	479
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	480
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	356
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	493
McLendon-Chishom, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	387

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mission, Economic Development, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31(A)	$2,000	$2,099
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,003
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	919
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,504
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,150	1,042
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	466
New Hope, Cultural Education Facilities Finance, RB
5.000%, 11/15/26	400	394
New Hope, Cultural Education Facilities Finance, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,226
New Hope, Cultural Education Facilities Finance, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	5,150	4,936
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	3,000	2,866
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(A)	4,000	4,040
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(A)	1,700	1,670
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(A)	900	903
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/23(E)	5,000	5,025
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	1,500	1,674
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	4,950	2,228
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	4,100	4,222
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 05/15/17 @ 100
4.500%, 11/15/21	5,000	5,007
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,056
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	10,000	10,223
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	8,500	8,461
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(G)	595	661

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	$5,165	$5,849
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,961
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,863
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,064

Total Texas		112,382

Virgin Islands [0.2%]
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	1,620

Virginia [1.3%]
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(A)	2,000	2,052
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(A)	1,000	1,020
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	4,690	4,459
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(A)	4,060	4,060
Tobacco Settlement Financing, Ser B1, RB
Callable 06/01/17 @ 100
5.000%, 06/01/47	1,560	1,463
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	904

Total Virginia		13,958

Washington [1.3%]
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/36(A)	2,125	2,149
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(A)	9,965	9,964
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A)	2,000	2,236

Total Washington		14,349

West Virginia [0.2%]
West Virginia State, Economic Development Authority, RB, AMT
2.875%, 12/15/26	1,915	1,822

Wisconsin [5.7%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,024
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,612

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	$2,000	$2,053
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,256
Public Finance Authority, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,167
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(A)	3,460	3,542
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(A)	1,250	1,282
Public Finance Authority, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(A)	3,000	2,867
Public Finance Authority, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(A)	3,000	2,785
Public Finance Authority, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(A)	1,500	1,444
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	1,580	1,585
Public Finance Authority, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(A)	4,100	3,750
Public Finance Authority, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,828
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(A)	3,000	2,966
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(A)	4,280	4,131
Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,500	1,602
Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	5,021
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,535
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	6,052
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	650	675
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	1,000	1,033

Total Wisconsin		62,210

American Samoa [0.4%]
American Samoa Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	5,000	4,655

Guam [1.1%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,126
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(G)	6,000	6,882
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,701

Total Guam		11,709

Puerto Rico [1.0%]
Children’s Trust Fund, RB
Callable 05/04/17 @ 100
5.375%, 05/15/33	2,350	2,357
Children’s Trust Fund, Ser A, RB
Callable 05/04/17 @ 12.57
6.987%, 05/15/50(B)	50,000	5,140

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	$3,775	$2,982

Total Puerto Rico		10,479

Total Municipal Bonds
(Cost $995,581)		997,218

Short-Term Investments [8.3%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.050%** ‡	48,148,155	48,148
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	42,310,356	42,311

Total Short-Term Investments
(Cost $90,459)		90,459

Total Investments [99.8%]
(Cost $1,086,040)		$1,087,677

Percentages are based on net assets of $1,089,704 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $145,675 (000), representing 13.4% of the net assets of the Fund.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(D)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2017.

(E)	Step Bond — The rate reported is the rate in effect on March 31, 2017. The coupon on a step bond changes on a specific date.
(F)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(G)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(H)	Security is considered illiquid. The total market value of the securities as of March 31, 2017, was $7,726 (000) and represented 0.7% of net assets of the Fund.

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2017, is valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$997,218	$—	$997,218
Short-Term Investments	90,459	—	—	90,459
Total Investments in Securities	$90,459	$997,218	$—	$1,087,677

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [89.0%]
Advertising Agencies [1.2%]
MDC Partners
6.500%, 05/01/24(A)	$975	$930

Aerospace & Defense [1.4%]
LMI Aerospace
7.375%, 07/15/19	250	260
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	775	831

Total Aerospace & Defense		1,091

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	51	52

Auto/Trk Prts and Equip-Repl [0.2%]
Allison Transmission
5.000%, 10/01/24(A)	150	151

Automotive [0.9%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	700	723

Banks [1.2%]
Capital One Financial
3.750%, 07/28/26	250	242
Compass Bank
3.875%, 04/10/25	300	295
M&T Bank
5.125%, 12/29/49(B)	150	149
PNC Financial Services Group
5.000%, 12/29/49(B)	200	199

Total Banks		885

Broadcasting & Cable [7.9%]
Anixter
5.500%, 03/01/23	450	467
CCO Holdings
5.875%, 04/01/24(A)	400	422
5.125%, 05/01/27(A)	1,050	1,055
Comcast
3.200%, 07/15/36	250	222
CSC Holdings
6.750%, 11/15/21	550	596
5.500%, 04/15/27(A)	175	178
5.250%, 06/01/24	150	150
DISH DBS
7.750%, 07/01/26	450	523
5.875%, 07/15/22	450	473
5.875%, 11/15/24	300	315
Midcontinent Communications
6.875%, 08/15/23(A)	300	319
SFR Group
7.375%, 05/01/26(A)	475	489
6.250%, 05/15/24(A)	500	503
Videotron
5.125%, 04/15/27(A)	150	150
Ziggo Secured Finance BV
5.500%, 01/15/27(A)	150	150

Total Broadcasting & Cable		6,012

Building & Construction [3.1%]
Grinding Media
7.375%, 12/15/23(A)	650	683
Novelis
6.250%, 08/15/24(A)	175	182
5.875%, 09/30/26(A)	450	460
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	400	426
Standard Industries
5.500%, 02/15/23(A)	150	153
5.000%, 02/15/27(A)	100	98
Summit Materials
8.500%, 04/15/22	350	385

Total Building & Construction		2,387

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Chemicals [0.9%]
GCP Applied Technologies
9.500%, 02/01/23(A)	$400	$454
PQ
6.750%, 11/15/22(A)	200	213

Total Chemicals		667

Coal Mining [1.1%]
CONSOL Energy
8.000%, 04/01/23	400	420
5.875%, 04/15/22	450	445

Total Coal Mining		865

Commercial Serv-Finance [0.8%]
WEX
4.750%, 02/01/23(A)	600	590

Commercial Services [0.7%]
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	225	224
ServiceMaster
5.125%, 11/15/24(A)	325	333

Total Commercial Services		557

Computer Graphics [2.1%]
Epicor Software
9.250%, 05/21/23	1,600	1,563

Computer System Design & Services [0.6%]
NCR
6.375%, 12/15/23	400	421

Consumer Products & Services [1.7%]
Central Garden & Pet
6.125%, 11/15/23	500	528
WMG Acquisition
6.750%, 04/15/22(A)	500	525
5.000%, 08/01/23(A)	200	202

Total Consumer Products & Services		1,255

Containers & Packaging [1.0%]
Ardagh Packaging Finance
4.250%, 09/15/22(A)	200	202
BWAY Holding
5.500%, 04/15/24(A)	450	454
Reynolds Group Issuer
6.875%, 02/15/21	130	133

Total Containers & Packaging		789

Data Processing/Mgmt [0.7%]
First Data
7.000%, 12/01/23(A)	200	215
5.750%, 01/15/24(A)	300	309

Total Data Processing/Mgmt		524

Diversified Operations [0.6%]
Amsted Industries
5.375%, 09/15/24(A)	450	451

Drugs [1.0%]
Valeant Pharmaceuticals International
7.000%, 03/15/24(A)	525	539
6.500%, 03/15/22(A)	200	206

Total Drugs		745

Educational Software [1.0%]
Cengage Learning
9.500%, 06/15/24(A)	875	783

Electric Utilities [2.3%]
AES
6.000%, 05/15/26	650	673
4.055%, 06/01/19(B)	114	114
Terraform Global Operating
9.750%, 08/15/22(A)	850	953

Total Electric Utilities		1,740

Energy & Power [1.2%]
Pattern Energy Group
5.875%, 02/01/24(A)	300	304
TerraForm Power Operating
6.375%, 02/01/23(A) (C)	450	468
6.625%, 06/15/25(A) (C)	125	133

Total Energy & Power		905

Enterprise Software/Serv [1.6%]
Infor US
6.500%, 05/15/22	650	668
Open Text
5.875%, 06/01/26(A)	350	367

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Oracle
3.850%, 07/15/36	$200	$195

Total Enterprise Software/Serv		1,230

Entertainment & Gaming [1.6%]
AMC Entertainment Holdings
6.125%, 05/15/27(A)	325	328
Buffalo Thunder Development Authority
11.000%, 12/09/22(A)	35	14
9.375%, 11/15/29(A) (D)	16	—
Mashantucket Western Pequot Tribe
6.500%, 07/01/36	90	1
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	300	305
Wynn Las Vegas
5.500%, 03/01/25(A)	575	584

Total Entertainment & Gaming		1,232

Entertainment Software [0.1%]
AMC Entertainment Holdings
5.875%, 11/15/26(A)	75	76

Financial Services [4.8%]
Cabot Financial Luxembourg
7.500%, 10/01/23(A)	150	196
FBM Finance
8.250%, 08/15/21(A)	800	848
Icahn Enterprises
5.875%, 02/01/22	450	457
Jefferies Finance
7.500%, 04/15/21(A)	450	454
7.375%, 04/01/20(A)	745	752
Jefferies LoanCore
6.875%, 06/01/20(A)	450	456
NewStar Financial
7.250%, 05/01/20	450	458

Total Financial Services		3,621

Food, Beverage & Tobacco [3.5%]
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (E)	425	412
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	900
Vector Group
6.125%, 02/01/25(A)	1,350	1,379

Total Food, Beverage & Tobacco		2,691

Food-Flour and Grain [0.7%]
Post Holdings
5.500%, 03/01/25(A)	550	553

Food-Wholesale/Distrib [0.9%]
KeHE Distributors
7.625%, 08/15/21(A)	450	453
US Foods
5.875%, 06/15/24(A)	200	208

Total Food-Wholesale/Distrib		661

Gas-Distribution [1.8%]
AmeriGas Partners
5.750%, 05/20/27	275	271
5.500%, 05/20/25	100	99
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	986

Total Gas-Distribution		1,356

Gold Mining [1.6%]
Eldorado
6.125%, 12/15/20(A)	900	922
Yamana
4.950%, 07/15/24	300	302

Total Gold Mining		1,224

Hospital Beds/Equipment [0.3%]
Kinetic Concepts
7.875%, 02/15/21(A)	195	206

Hotels and Motels [0.4%]
TVL Finance
8.500%, 05/15/23(A)	200	274

Human Resources [0.3%]
AMN Healthcare
5.125%, 10/01/24(A)	200	202

Insurance [2.7%]
American Equity Investment Life Holding
6.625%, 07/15/21	850	882

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	$100	$100
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,084

Total Insurance		2,066

Internet Connectiv Svcs [0.6%]
Zayo Group
6.375%, 05/15/25	300	324
5.750%, 01/15/27(A)	150	158

Total Internet Connectiv Svcs		482

Investment Bank/Broker Dealer [1.2%]
NFP
9.000%, 07/15/21(A)	850	898

Medical Information Sys [0.3%]
Quintiles IMS
3.250%, 03/15/25(A)	250	265

Medical Products & Services [3.0%]
Acadia Healthcare
6.500%, 03/01/24	200	210
5.625%, 02/15/23	250	259
Halyard Health
6.250%, 10/15/22	350	361
HCA
4.500%, 02/15/27	200	200
Hill-Rom Holdings
5.000%, 02/15/25(A)	160	160
Tenet Healthcare
7.500%, 01/01/22(A)	425	459
4.631%, 06/15/20(B)	600	603

Total Medical Products & Services		2,252

Metals & Mining [2.1%]
Alcoa Nederland Holding BV
7.000%, 09/30/26(A)	200	218
6.750%, 09/30/24(A)	800	858
Constellium
7.875%, 04/01/21(A)	350	374
Kaiser Aluminum
5.875%, 05/15/24	100	104
New Day Aluminum
10.000%, 10/25/20	5	5

Total Metals & Mining		1,559

Oil-Field Services [1.3%]
Exterran Energy Solutions
8.125%, 05/01/25(A)	425	433
FTS International
8.463%, 06/15/20(A) (B)	400	406
Trinidad Drilling
6.625%, 02/15/25(A)	125	125

Total Oil-Field Services		964

Paper & Related Products [0.2%]
Cascades
5.750%, 07/15/23(A)	150	150

Petroleum & Fuel Products [9.3%]
Alta Mesa Holdings
7.875%, 12/15/24(A)	350	365
American Midstream Partners
8.500%, 12/15/21(A)	775	790
Antero Resources
5.625%, 06/01/23	350	358
5.125%, 12/01/22	350	355
Callon Petroleum
6.125%, 10/01/24(A)	50	52
Cheniere Corpus Christi Holdings
5.875%, 03/31/25(A)	350	365
Comstock Resources
10.000%, 03/15/20(E)	875	875
Crestwood Midstream Partners
5.750%, 04/01/25(A)	150	153
EP Energy
9.375%, 05/01/20	200	188
8.000%, 02/15/25(A)	250	232
6.375%, 06/15/23	400	307
Gibson Energy
5.250%, 07/15/24(A)	450	338
Legacy Reserves
8.000%, 12/01/20	760	578
6.625%, 12/01/21	600	450
QEP Resources
6.875%, 03/01/21	50	53
5.250%, 05/01/23	300	294
Sabine Pass Liquefaction
5.000%, 03/15/27(A)	150	157
Summit Midstream Holdings
5.750%, 04/15/25	300	299
Unit
6.625%, 05/15/21	850	837

Total Petroleum & Fuel Products		7,046

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Publishing-Books [0.4%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	$350	$339

Radio [0.5%]
Sirius XM Radio
5.375%, 07/15/26(A)	400	409

Real Estate [1.6%]
Kennedy-Wilson
5.875%, 04/01/24	1,200	1,230

Real Estate Investment Trusts [1.9%]
CyrusOne
5.000%, 03/15/24(A)	200	205
GEO Group
6.000%, 04/15/26	400	405
5.875%, 01/15/22	50	52
5.875%, 10/15/24	200	205
Hospitality Properties Trust
4.500%, 03/15/25	550	552

Total Real Estate Investment Trusts		1,419

Real Estate Oper/Develop [0.6%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	400	432

Retail [4.0%]
Albertsons
5.750%, 03/15/25(A)	150	145
Carrols Restaurant
8.000%, 05/01/22	200	213
Ferrellgas
6.750%, 01/15/22	475	449
6.750%, 06/15/23	750	705
6.500%, 05/01/21	100	95
Group 1 Automotive
5.250%, 12/15/23(A)	250	253
L Brands
6.875%, 11/01/35	75	72
6.750%, 07/01/36	300	286
Nathan’s Famous
10.000%, 03/15/20(A)	425	457
NPC International
10.500%, 01/15/20	325	335

Total Retail		3,010

Security Brokers & Dealers [0.5%]
Citigroup
6.300%, 12/29/49(B)	400	417

Semi-Conductors [1.3%]
Micron Technology
7.500%, 09/15/23(A)	385	430
5.250%, 08/01/23(A)	550	563

Total Semi-Conductors		993

Telephones & Telecommunications [4.8%]
Altice US Finance I
5.375%, 07/15/23(A)	350	361
Inmarsat Finance
4.875%, 05/15/22(A)	550	545
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	452
Sprint Communications
9.000%, 11/15/18(A)	700	762
Sprint Spectrum
3.360%, 09/20/21(A)	475	474
T-Mobile USA
5.125%, 04/15/25	200	207
Virgin Media
5.000%, 04/15/27	350	443
Virgin Media Finance
6.375%, 04/15/23(A)	350	365

Total Telephones & Telecommunications		3,609

Transportation Services [1.7%]
HRG Group
7.875%, 07/15/19	954	987
Sabre GLBL
5.250%, 11/15/23(A)	300	307

Total Transportation Services		1,294

Utility [1.1%]
Suburban Propane Partners
5.875%, 03/01/27	250	246
5.750%, 03/01/25	250	246
5.500%, 06/01/24	350	345

Total Utility		837

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Web Hosting/Design [0.6%]
EIG Investors
10.875%, 02/01/24	$400	$425

Total Corporate Bonds
(Cost $66,694)		67,508

Loan Participations [7.7%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.250%, 11/02/20(I)	540	535

Communications [0.7%]
TIBCO Software, Term B Loan, 1st Lien
5.500%, 12/04/20(I)	539	544

Computers & Electronics [0.5%]
Advanced Computer, Second Lien Term Loan
10.556%, 01/31/23	400	364

Diversified Media [0.0%]
AMC Entertainment, Bridge Loan
0.000%, 04/30/17(H)	550	—

Energy [0.5%]
Invenergy Thermal, First Lien Term Loan
6.500%, 10/19/22	434	416

Financial [0.3%]
Acrisure, First Lien Term Loan
5.750%, 11/22/23	250	254

Information Technology [0.5%]
CCC Information, First Lien Term Loan
0.000%, 03/31/24(H)	350	349
Solera, Term Loan B
4.250%, 03/03/23	1	1

Total Information Technology		350

Manufacturing [0.3%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	248

Oil & Gas [0.9%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	341	324
Moss Creek, First Lien Term Loan
0.000%, 03/29/22(H)	350	342

Total Oil & Gas		666

Restaurants [0.9%]
Jack’s Family Restaurants, Cov-Lite Term Loan
5.750%, 06/24/22(I)	466	467
Jack’s Family Restaurants, First Lien Term Loan
0.000%, 03/20/24(H)	190	191

Total Restaurants		658

Retail [1.3%]
Belk, First Lien Term Loan
5.760%, 12/12/22(F)	281	236
Blue Nile, First Lien Term Loan
0.000%, 01/20/23(H)	175	172
Hardware Holdings, Term Loan B
6.750%, 03/30/20(I)	345	338
Sears Roebuck Acceptance, Term Loan B
5.500%, 06/30/18	226	223

Total Retail		969

Specialty Apparel Stores [0.7%]
Boot Barn, First Lien Term Loan
5.500%, 06/24/21(I)	540	526

Transportation [0.4%]
CEVA Group, First Lien Term Loan
6.500%, 03/19/21	1	—
Navistar, Tranche B Term Loan, 1st Lien
5.000%, 08/07/20	296	299

Total Transportation		299

Total Loan Participations
(Cost $5,819)		5,829

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Shares/ Face Amount (000)	Value (000)
Common Stock [0.8%]
Electronic Equipment & Instruments [0.0%]
CUI * (G)	—	$8

Metals & Mining [0.0%]
Mirabela Nickel *(G)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group *(G)	22	5

Oil, Gas & Consumable Fuels [0.5%]
Approach Resources *	5,520	14
SandRidge Energy *	17,362	321

Total Oil, Gas & Consumable Fuels		335

Petroleum & Fuel Products [0.3%]
MWO *	130	13
Titan Energy *	11,458	208

Total Petroleum & Fuel Products		221

Total Common Stock
(Cost $1,149)		569

Convertible Bond [0.1%]
Metals & Mining [0.1%]
Mirabela Nickel
9.500%, 06/24/19(A) (G) (I)	$653	46

Total Convertible Bond
(Cost $653)		46

Mortgage-Backed Security [0.0%]
SRERS Funding, Ser 2011-RS, Cl A1B1
1.023%, 05/09/46(A) (B)	40	40

Total Mortgage-Backed Security
(Cost $36)		40

Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 *	49	10

Total Preferred Stock
(Cost $44)		10

Description	Shares	Value (000)
Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (G) (I)	8,500	$—

Total Special Stock
(Cost $9)		—

Short-Term Investments [0.7%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.070%** ‡	259,248	259
Goldman Sachs Financial Square Funds - Government Fund, 0.604%**	259,248	259

Total Short-Term Investments
(Cost $518)		518

Total Investments [98.3%]
(Cost $74,922)		$74,520

Percentages are based on net assets of $75,839 (000).

‡	Investment in affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2017.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $41,061 (000), representing 54.1% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(C)	Step Bond — The rate reported is the rate in effect on March 31, 2017. The coupon on a step bond changes on a specific date.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Payment in kind.
(F)	Unsettled bank loan.
(G)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2017, was $59 (000) and represented 0.1% of net assets of the Fund.

(H)	Unfunded bank loan. Interest rate not available.
(I)	Security is considered illiquid. The total market value of the securities as of March 31, 2017, was $2,456 (000) and represented 3.2% of net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale High Yield Bond Fund (concluded)

CAD — Canadian Dollar

Cl — Class

Eur — Euro

GBP — British Sterling Pound

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Depreciation (000)
04/11/17	EUR	249	USD	264	$(2)
04/11/17	GBP	745	USD	909	(25)
04/11/17	CAD	1,067	USD	794	(8)
					$(35)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Depreciation (000)
Bank of America	$(266)	$264	$(2)
Barclays PLC	(934)	909	(25)
JPMorgan Chase Bank	(802)	794	(8)
			$(35)

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$67,508	$—	$67,508
Loan Participations	—	5,829	—	5,829
Common Stock	556	—	13	569
Convertible Bond	—	—	46	46
Mortgage-Backed Security	—	40	—	40
Preferred Stock	—	10	—	10
Special Stock	—	—	—	—
Short-Term Investments	518	—	—	518
Total Investments in Securities	$1,074	$73,387	$59	$74,520

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards*
Unrealized Depreciation	$—	$(35)	$—	$(35)
Total Other Financial Instruments	$—	$(35)	$—	$(35)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.
(1)

Of the $59 (000) Level 3 securities as of March 31, 2017, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs is required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

	Investments in Corporate Bonds (000)	Investments in Common Stock (000)	Investments in Convertible Bond (000)
Beginning balance as of
September 30, 2016	$332	$16	$183
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	(3)	(137)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(332)	—	—
Ending balance as of
March 31, 2017	$—	$13	$46
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(3)	$(137)

Total (000)
Beginning balance as of
September 30, 2016	$531
Accrued discounts/ premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(140)
Purchases	—
Sales/paydowns	—
Transfers into Level 3	—
Transfers out of Level 3	(332)
Ending balance as of
March 31, 2017	$59
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(140)

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [71.3%]
Consumer Discretionary [4.5%]
AutoZone
3.700%, 04/15/22	$250	$259
2.500%, 04/15/21	1,000	991
CBS
3.375%, 03/01/22	175	178
Expedia
5.950%, 08/15/20	250	274
Gap
5.950%, 04/12/21	495	531
General Motors Financial
4.350%, 01/17/27	2,500	2,522
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,721
Home Depot
2.625%, 06/01/22	1,000	1,008
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,000
Time Warner Cable
4.125%, 02/15/21	165	172
Tupperware Brands
4.750%, 06/01/21	500	533

Total Consumer Discretionary		11,189

Consumer Staples [2.3%]
Avon Products
6.500%, 03/01/19	250	258
Bunge Finance
8.500%, 06/15/19	105	119
Campbell Soup
8.875%, 05/01/21	350	428
CVS Health
3.500%, 07/20/22	2,000	2,058
Kraft Heinz Foods
3.500%, 07/15/22	500	511
Walgreens Boots Alliance
3.100%, 06/01/23	2,350	2,347

Total Consumer Staples		5,721

Energy [1.5%]
ConocoPhillips
5.750%, 02/01/19	290	310
DCP Midstream
9.750%, 03/15/19(A)	114	128
Duke Capital
6.750%, 07/15/18	745	787
Ecopetrol
7.625%, 07/23/19	250	278
Energy Transfer Partners
9.700%, 03/15/19	330	375
9.000%, 04/15/19	189	213
3.600%, 02/01/23	200	199
Enterprise Products Operating
6.500%, 01/31/19	140	151
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	135
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	416
Puget Energy
6.000%, 09/01/21	500	557
Spectra Energy Capital
6.200%, 04/15/18	135	141

Total Energy		3,690

Financials [30.9%]
Alleghany
5.625%, 09/15/20	270	297
American Express
1.640%, 02/22/17(B)	3,000	3,011
Axis Specialty Finance
5.875%, 06/01/20	250	275
Bank of America, MTN
1.868%, 04/01/19(B)	5,000	5,044

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Bank of Montreal, MTN
1.450%, 04/09/18	$340	$340
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,328
Barclays
4.375%, 01/12/26	1,500	1,517
BB&T, MTN
1.600%, 08/15/17	355	355
Bear Stearns
7.250%, 02/01/18	275	287
Capital One Financial
4.200%, 10/29/25	1,000	1,004
1.500%, 03/22/18	475	474
Chubb INA Holdings
5.800%, 03/15/18	300	312
Citigroup
4.500%, 01/14/22	2,000	2,140
CNA Financial
6.950%, 01/15/18	1,076	1,118
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	161
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	4,996
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,584
Credit Suisse NY, MTN
5.300%, 08/13/19	150	161
Deutsche Bank, MTN
2.850%, 05/10/19	2,985	3,005
Discover Bank
3.100%, 06/04/20	1,000	1,020
ERAC USA Finance
3.300%, 10/15/22(A)	250	252
Goldman Sachs Group
6.250%, 09/01/17	550	561
6.150%, 04/01/18	150	156
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	554
HSBC Holdings
3.400%, 03/08/21	5,000	5,114
Jefferies Group
5.125%, 01/20/23	2,700	2,901
JPMorgan Chase
4.950%, 03/25/20	100	108
4.250%, 10/15/20	150	159
3.125%, 01/23/25	4,700	4,618
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	26
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,241
Marsh & McLennan, MTN
2.550%, 10/15/18	100	101
MetLife
6.817%, 08/15/18	3,500	3,731
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	132
Moody’s
5.500%, 09/01/20	800	876
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,164
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,998
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,353
National Bank of Canada, MTN
1.450%, 11/07/17	750	750
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	141
6.550%, 11/01/18	300	323
Principal Financial Group
3.300%, 09/15/22	200	203
Protective Life
6.400%, 01/15/18	250	259
Prudential Financial, MTN
5.375%, 06/21/20	145	159
SunTrust Banks
6.000%, 09/11/17	254	259
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,256
TD Ameritrade Holding
5.600%, 12/01/19	290	316
Toronto-Dominion Bank, MTN
1.594%, 11/05/19(B)	3,100	3,116
Wilmington Trust
8.500%, 04/02/18	315	335

Total Financials		77,591

Health Care [3.5%]
Abbott Laboratories
3.400%, 11/30/23	3,075	3,107
AbbVie
2.850%, 05/14/23	2,500	2,453
Actavis
3.250%, 10/01/22	500	503

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Laboratory Corp of America Holdings
3.200%, 02/01/22	$2,530	$2,541
UnitedHealth Group
1.625%, 03/15/19	250	249

Total Health Care		8,853

Industrials [2.8%]
Carlisle
3.750%, 11/15/22	250	252
Eaton
8.875%, 06/15/19	125	141
Embraer Overseas
5.696%, 09/16/23(A)	520	555
GATX
6.000%, 02/15/18	170	176
IDEX
4.200%, 12/15/21	250	260
NuStar Logistics
4.800%, 09/01/20	200	202
PACCAR Financial, MTN
1.750%, 08/14/18	4,000	4,010
Penske Truck Leasing
4.875%, 07/11/22(A)	200	216
4.250%, 01/17/23(A)	300	313
3.375%, 03/15/18(A)	250	254
Republic Services
3.550%, 06/01/22	250	259
Roper Technologies
3.125%, 11/15/22	200	202
1.850%, 11/15/17	250	250

Total Industrials		7,090

Information Technology [8.0%]
Apple
2.450%, 08/04/26	5,700	5,392
1.288%, 02/09/17(B)	1,238	1,239
Arrow Electronics
6.875%, 06/01/18	400	422
Fiserv
3.500%, 10/01/22	250	256
2.700%, 06/01/20	2,000	2,023
KLA-Tencor
4.650%, 11/01/24	2,500	2,662
Nokia
5.375%, 05/15/19	950	1,002
Oracle
2.500%, 05/15/22	5,000	4,986
Western Union
5.253%, 04/01/20	2,000	2,145

Total Information Technology		20,127

Materials [3.5%]
Airgas
2.900%, 11/15/22	250	250
Avery Dennison
5.375%, 04/15/20	405	436
Glencore Funding
2.382%, 01/15/19(A) (B)	2,000	2,018
Rio Tinto Finance USA
3.750%, 06/15/25	5,780	6,009

Total Materials		8,713

Real Estate [5.0%]
American Tower
4.000%, 06/01/25	1,800	1,821
Boston Properties
5.875%, 10/15/19	140	152
Common Wealth REIT
5.875%, 09/15/20	105	113
DDR
4.625%, 07/15/22	250	262
Equity One
3.750%, 11/15/22	250	257
HCP
4.000%, 06/01/25	2,770	2,778
Highwoods Realty
3.625%, 01/15/23	200	202
HRPT Properties Trust
6.650%, 01/15/18	300	304
National Retail Properties
6.875%, 10/15/17	300	308
3.800%, 10/15/22	350	362
Prologis
3.350%, 02/01/21	2,200	2,265
Realty Income
3.250%, 10/15/22	200	202
Senior Housing Properties Trust
6.750%, 12/15/21	500	556
Washington REIT
3.950%, 10/15/22	250	251
Welltower
4.950%, 01/15/21	155	166
3.750%, 03/15/23	2,500	2,561

Total Real Estate		12,560

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Telecommunication Services [6.2%]
America Movil
3.125%, 07/16/22	$4,000	$4,030
AT&T
5.600%, 05/15/18	310	323
3.600%, 02/17/23	5,000	5,064
CenturyLink
6.450%, 06/15/21	355	377
5.800%, 03/15/22	250	258
COX Communications, MTN
6.850%, 01/15/18	224	233
Deutsche Telekom International Finance
6.000%, 07/08/19	50	54
Telefonica Emisiones SAU
5.462%, 02/16/21	115	126
5.134%, 04/27/20	300	323
Verizon Communications
4.600%, 04/01/21	4,100	4,381
2.137%, 03/16/22(B)	500	505

Total Telecommunication Services		15,674

Utilities [3.1%]
British Transco Finance
6.625%, 06/01/18	128	135
Entergy Mississippi
6.640%, 07/01/19	540	590
Entergy Texas
7.125%, 02/01/19	190	207
Exelon Generation
6.200%, 10/01/17	2,125	2,171
3.400%, 03/15/22	2,500	2,520
Korea Electric Power
6.750%, 08/01/27	75	92
National Fuel Gas
4.900%, 12/01/21	500	529
Puget Energy
5.625%, 07/15/22	250	277
Southwestern Electric Power
5.875%, 03/01/18	581	602
3.550%, 02/15/22	500	514
Southwestern Public Service
8.750%, 12/01/18	250	277

Total Utilities		7,914

Total Corporate Bonds
(Cost $176,953)		179,122

Description	Face Amount(000) /Shares	Value (000)
U.S. Treasury Obligations [6.4%]
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/26	$5,432	$5,530
U.S. Treasury Notes
2.625%, 11/15/20	425	439
2.250%, 11/15/24	3,000	2,993
1.625%, 10/31/23	4,000	3,866
1.250%, 04/30/19	2,375	2,373
0.875%, 07/31/19	815	806

Total U.S. Treasury Obligations
(Cost $16,203)		16,007

U.S. Government Agency Obligations [5.8%]
FHLMC
1.750%, 05/30/19	3,000	3,024
FNMA
1.875%, 09/18/18	150	151
1.875%, 12/28/20	5,000	5,023
1.625%, 11/27/18	6,000	6,037
0.875%, 05/21/18	350	349

Total U.S. Government Agency Obligations
(Cost $14,522)		14,584

Closed-End Fund [3.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund(G)	761,754	7,877

Total Closed-End Fund
(Cost $7,749)		7,877

Preferred Stock [3.0%]
Financials [1.1%]
BB&T, 5.625%	10,000	253
Citigroup, 5.800%	10,000	259
Goldman Sachs Group, 5.950%	25,000	650
HSBC Holdings, 8.000%	30,000	793
JPMorgan Chase, 5.500%	20,000	508
Prudential Financial, 5.750%	10,000	256

Total Financials		2,719

Industrials [0.3%]
Pitney Bowes, 6.700%	10,000	263
Stanley Black & Decker, 5.750%	20,000	505

Total Industrials		768

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Shares/ Face Amount (000)	Value (000)
REITs [1.1%]
Digital Realty Trust, 6.625%	10,000	$252
Kimco Realty, 5.500%	10,000	249
Realty Income, 6.625%	20,000	502
Senior Housing Properties Trust, 5.625%	52,500	1,327
Vornado Realty Trust, 5.700%	20,000	510

Total REITs		2,840

Telecommunication Services [0.3%]
Telephone & Data Systems, 5.875%	30,000	737

Utilities [0.2%]
SCE Trust I, 5.625%	20,000	505

Total Preferred Stock
(Cost $7,404)		7,569

Foreign Government Bonds [2.9%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	$3,000	3,055
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	108
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	119
Province of Quebec Canada, MTN
7.380%, 04/09/26(D)	100	129
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,917

Total Foreign Government Bonds
(Cost $7,254)		7,328

Municipal Bonds [2.2%]
California [0.7%]
University of California, Ser O, GO
Pre-Refunded @ 100
5.750%, 05/15/17(E)	1,500	1,647

Description	Face Amount (000)	Value (000)
Florida [1.5%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,899

Total Municipal Bonds
(Cost $5,501)		5,546

Asset-Backed Securities [2.2%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	60	62
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(F) (G) (H)	460	108
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	1,401	1,399
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(C)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	3	3
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	4,000	3,971
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	3	3

Total Asset-Backed Securities
(Cost $5,931)		5,546

U.S. Government Mortgage-Backed Obligations [1.6%]
FHLMC, Pool 1B2677
3.506%, 01/01/35(B)	4	5
FHLMC, Pool 1B2683
3.472%, 01/01/35(B)	2	3
FHLMC, Pool 1B2692
3.265%, 12/01/34(B)	8	8
FHLMC, Pool A93505
4.500%, 08/01/40	25	28

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool A93996
4.500%, 09/01/40	$39	$42
FHLMC, Pool C03490
4.500%, 08/01/40	205	220
FHLMC, Pool C09015
3.000%, 10/01/42	180	179
FHLMC, Pool E01280
5.000%, 12/01/17	1	—
FHLMC, Pool G02940
5.500%, 05/01/37	6	7
FHLMC, Pool G04222
5.500%, 04/01/38	11	12
FHLMC, Pool G04913
5.000%, 03/01/38	42	46
FHLMC, Pool G08003
6.000%, 07/01/34	12	14
FHLMC, Pool G11431
6.000%, 02/01/18	—	—
FHLMC, Pool G11880
5.000%, 12/01/20	7	7
FHLMC, Pool G18124
6.000%, 06/01/21	5	6
FHLMC, Pool J19197
3.000%, 05/01/27	109	111
FHLMC, Pool Q08998
3.500%, 06/01/42	135	139
FHLMC, Pool Q10378
3.000%, 08/01/42	169	169
FHLMC, Pool FHR 2804 VC
5.000%, 07/15/21	67	67
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	157
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	392	395
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	202
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	296	298
FNMA, Pool 252570
6.500%, 07/01/29	4	4
FNMA, Pool 253183
7.500%, 04/01/30	—	1
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254545
5.000%, 12/01/17	1	1
FNMA, Pool 254685
5.000%, 04/01/18	2	2
FNMA, Pool 254949
5.000%, 11/01/33	9	10
FNMA, Pool 255814
5.500%, 08/01/35	15	16
FNMA, Pool 303168
9.500%, 02/01/25	1	2
FNMA, Pool 725424
5.500%, 04/01/34	14	15
FNMA, Pool 735060
6.000%, 11/01/34	9	10
FNMA, Pool 735228
5.500%, 02/01/35	7	8
FNMA, Pool 735230
5.500%, 02/01/35	18	20
FNMA, Pool 745275
5.000%, 02/01/36	70	77
FNMA, Pool 745418
5.500%, 04/01/36	80	89
FNMA, Pool 827223
2.590%, 02/25/17(B)	32	34
FNMA, Pool 844809
5.000%, 11/01/35	30	33
FNMA, Pool AD0454
5.000%, 11/01/21	10	10
FNMA, Pool AD8522
4.000%, 08/01/40	28	30
FNMA, Pool AE0828
3.500%, 02/01/41	248	256
FNMA, Pool AH0621
3.500%, 01/01/41	58	59
FNMA, Pool AJ1407
4.000%, 09/01/41	46	48
FNMA, Pool AJ7689
4.000%, 12/01/41	154	162
FNMA, Pool AK0971
3.000%, 02/01/27	101	104
FNMA, Pool AO2970
3.000%, 05/01/42	160	160
FNMA, Pool AO4137
3.500%, 06/01/42	141	145
FNMA, Pool MA1277
2.500%, 12/01/27	99	100
GNMA, Pool 780315
9.500%, 12/15/17	—	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000) /Shares	Value (000)
GNMA, Pool G2 4696
4.500%, 05/20/40	$89	$97
GNMA, Pool G2 4747
5.000%, 07/20/40	35	38
GNMA, Pool G2 4923
4.500%, 01/20/41	53	57
GNMA, Pool G2 MA0155
4.000%, 06/20/42	129	137
GNMA, Pool G2 MA0392
3.500%, 09/20/42	157	163

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,891)		4,004

Commercial Mortgage-Backed Obligations [0.3%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	128
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	276
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	151
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	278

Total Commercial Mortgage-Backed Obligations
(Cost $836)		833

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	8	8
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	1	1
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	4	4
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	21	21
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	13	13

Total Residential Mortgage-Backed Securities
(Cost $48)		47

Short-Term Investments [0.2%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.070%** ‡	236,211	236
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	319,723	320

Total Short-Term Investments
(Cost $556)		556

Total Investments [99.1%]
(Cost $246,848)		$249,019

Percentages are based on net assets of $251,201 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $19,247 (000), representing 7.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Step Bond — The rate reported is the rate in effect on March 31, 2017. The coupon on a step bond changes on a specific date.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2017, was $108 (000) and represented 0.0% of net assets of the Fund.

(G)	Security is considered illiquid. The total market value of the securities as of March 31, 2017, was $7,985 (000) and represented 3.2% of net assets of the Fund.
(H)	Security considered restricted. The total market value of such security as of March 31, 2017, was $108 (000) and represented 0.0% of net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

SPE — Special Purpose Entity

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$179,122	$—	$179,122
U.S. Treasury Obligations	—	16,007	—	16,007
U.S. Government Agency Obligations	—	14,584	—	14,584
Closed-End Fund	7,877	—	—	7,877
Preferred Stock	3,727	3,842	—	7,569
Foreign Government Bonds	—	7,328	—	7,328
Municipal Bonds	—	5,546	—	5,546
Asset-Backed Securities	—	5,438	108	5,546
U.S. Government Mortgage-Backed Obligations	—	4,004	—	4,004
Commercial Mortgage-Backed Obligations	—	833	—	833
Residential Mortgage-Backed Securities	—	47	—	47
Short-Term Investments	556	—	—	556
Total Investments in Securities	$12,160	$236,751	$108	$249,019

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2017:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2016	$135
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	26
Purchases	—
Sales/paydowns	(53)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2017	$108
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$26

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2017 (000)	Valuation Techniques
BT SPE	$108	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in a significantly higher or lower fair value measurement.

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [49.1%]
Advertising Sales [0.1%]
Clear Channel International BV
8.750%, 12/15/20(A)	$425	$452
Outfront Media Capital
5.875%, 03/15/25	675	707
5.625%, 02/15/24	350	366

Total Advertising Sales		1,525

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	850	714
TransDigm
6.500%, 07/15/24	875	887
6.500%, 05/15/25	1,325	1,337
6.500%, 05/15/25(A)	150	151
6.375%, 06/15/26	425	425
6.000%, 07/15/22	950	962
5.500%, 10/15/20	350	352

Total Aerospace & Defense		4,828

Agricultural [0.0%]
Avangardco Investments Public
5.000%, 10/29/18	799	216
UkrLandFarming PLC
10.875%, 03/26/18	2,106	623

Total Agricultural		839

Air Transportation [0.0%]
Rumo Luxembourg Sarl
7.375%, 02/09/24	1,100	1,130

Airlines [0.3%]
Gol LuxCo
8.875%, 01/24/22	2,800	2,527
SriLankan Airlines
5.300%, 06/27/19	4,850	4,850

Total Airlines		7,377

Apparel/Textiles [0.0%]
BiSoho SAS
5.875%, 05/01/23	300	343
Hanesbrands
4.875%, 05/15/26(A)	725	712

Total Apparel/Textiles		1,055

Applications Software [0.1%]
Nuance Communications
6.000%, 07/01/24(A)	1,150	1,190
5.625%, 12/15/26(A)	1,275	1,304
5.375%, 08/15/20(A)	383	389
PTC
6.000%, 05/15/24	275	293

Total Applications Software		3,176

Auction House/Art Dealer [0.0%]
Ritchie Bros Auctioneers
5.375%, 01/15/25(A)	350	358

Auto Rent & Lease [0.3%]
Avis Budget Car Rental
6.375%, 04/01/24(A)	1,875	1,877
5.500%, 04/01/23	225	217
5.250%, 03/15/25(A)	275	254
Hertz
6.250%, 10/15/22	1,625	1,544
5.500%, 10/15/24(A)	1,025	891
United Rentals North America
5.875%, 09/15/26	575	599
5.750%, 11/15/24	175	182
5.500%, 07/15/25	150	155
5.500%, 05/15/27	575	581
4.625%, 07/15/23	325	335

Total Auto Rent & Lease		6,635

Auto/Trk Prts and Equip-Repl [0.1%]
Allison Transmission
5.000%, 10/01/24(A)	550	556

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
JB Poindexter
9.000%, 04/01/22(A)	$775	$812

Total Auto/Trk Prts and Equip-Repl		1,368

Autoparts [0.5%]
Adient Global Holdings
4.875%, 08/15/26(A)	975	957
American Axle & Manufacturing
6.625%, 10/15/22	375	386
6.500%, 04/01/27(A)	1,275	1,271
Cooper-Standard Automotive
5.625%, 11/15/26(A)	325	325
IHO Verwaltungs GmbH
4.750%, 09/15/26(A)	1,400	1,363
4.500%, 09/15/23(A)	275	272
Metalsa
4.900%, 04/24/23	700	680
MPG Holdco I
7.375%, 10/15/22	925	1,004
Omega US Sub
8.750%, 07/15/23(A)	1,175	1,247
Schaeffler Finance BV
4.750%, 05/15/23(A)	250	257
Tenneco
5.375%, 12/15/24	350	359
5.000%, 07/15/26	200	196
Tupy Overseas
6.625%, 07/17/24	2,600	2,587
ZF North America Capital
4.750%, 04/29/25(A)	925	957

Total Autoparts		11,861

Banks [4.3%]
Access Bank, MTN
10.500%, 10/19/21	1,283	1,337
9.250%, 06/24/21(C)	840	790
African Bank, MTN
8.125%, 10/19/20	5,433	5,705
Alternatifbank
8.750%, 04/16/26(C)	171	179
Banco do Brasil
9.000%, 06/29/49(C)	4,600	4,761
8.500%, 10/29/49(C)	9,635	10,454
Bank Nadra via NDR Finance
8.250%, 06/22/17(D) (G)	721	4
Credit Bank of Moscow Via CBOM Finance
8.700%, 11/13/18	—	—
FBN Finance
8.250%, 08/07/20	14,733	13,118
FBN Finance BV
8.000%, 07/23/21(C)	10,773	9,025
ForteBank JSC
11.750%, 12/15/24	2,709	2,944
International Bank of Azerbaijan
5.625%, 06/11/19	4,000	3,992
Kazkommertsbank JSC
8.500%, 05/11/18	7,200	7,437
5.500%, 12/21/22	23,815	22,326
National Savings Bank
8.875%, 09/18/18	20	21
Oschadbank Via SSB #1
9.375%, 03/10/23(E)	5,000	5,000
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	2,624	2,676
Renaissance Credit Via Renaissance Consumer Funding
13.500%, 05/22/19	2,675	2,715
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	4,955	5,494
Turkiye Vakiflar Bankasi TAO
6.000%, 11/01/22	7,000	6,838

Total Banks		104,816

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	2,100	2,058

Broadcasting & Cable [3.3%]
Altice Financing
7.500%, 05/15/26	21,060	22,429
Altice Finco, MTN
7.625%, 02/15/25	4,235	4,367
Altice US Finance I
5.500%, 05/15/26(A)	575	591
AMC Networks
5.000%, 04/01/24	1,150	1,150
4.750%, 12/15/22	325	327
Anixter
5.625%, 05/01/19	275	289
5.500%, 03/01/23	1,125	1,167
Belden
5.500%, 09/01/22(A)	1,050	1,071
5.250%, 07/15/24(A)	1,125	1,122

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Cablevision Systems
5.875%, 09/15/22	$925	$933
CCO Holdings
5.875%, 04/01/24(A)	325	343
5.875%, 05/01/27(A)	600	630
5.750%, 09/01/23	525	546
5.750%, 01/15/24	425	442
5.750%, 02/15/26(A)	300	315
5.500%, 05/01/26(A)	875	906
5.375%, 05/01/25(A)	250	257
5.250%, 09/30/22	675	700
5.125%, 02/15/23	1,275	1,310
5.125%, 05/01/27(A)	625	628
Cequel Communications Holdings I
5.125%, 12/15/21(A)	1,250	1,268
Clear Channel Communications
9.000%, 03/01/21	1,150	874
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,275	1,326
Columbus International
7.375%, 03/30/21	10,950	11,689
CSC Holdings
5.500%, 04/15/27(A)	1,000	1,016
5.250%, 06/01/24	575	573
DISH DBS
7.750%, 07/01/26	200	232
5.875%, 07/15/22	2,425	2,548
5.875%, 11/15/24	400	420
5.000%, 03/15/23	675	678
Gray Television
5.875%, 07/15/26(A)	1,025	1,043
5.125%, 10/15/24(A)	450	444
LIN Television
5.875%, 11/15/22	650	673
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	910
Nexstar Escrow
5.625%, 08/01/24(A)	1,350	1,370
Numericable Group
6.000%, 05/15/22(A)	450	466
Numericable-SFR
7.375%, 05/01/26	1,500	1,543
SFR Group
7.375%, 05/01/26(A)	2,325	2,395
6.250%, 05/15/24(A)	575	578
Sinclair Television Group
5.875%, 03/15/26(A)	1,050	1,076
5.625%, 08/01/24(A)	1,275	1,291
5.125%, 02/15/27(A)	500	483
Tribune Media
5.875%, 07/15/22	1,975	2,059
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	546
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,850	1,947
Virgin Media Finance
6.000%, 10/15/24(A)	200	207
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	406
Ziggo Bond Finance BV
6.000%, 01/15/27(A)	925	921
5.875%, 01/15/25(A)	275	277
Ziggo Secured Finance BV
5.500%, 01/15/27(A)	1,325	1,325

Total Broadcasting & Cable		80,107

Building & Construction [1.1%]
Allegion US Holding
5.750%, 10/01/21	550	574
Building Materials Corp of America
6.000%, 10/15/25(A)	750	774
Cemex
7.750%, 04/16/26	10,060	11,345
China Shanshui Cement Group
7.500%, 03/10/20(G)	4,323	3,393
Grupo Cementos de Chihuahua
8.125%, 02/08/20	500	518
Kerneos Corporate SAS
4.421%, 03/01/21(C)	2,000	2,140
Masonite International
5.625%, 03/15/23(A)	875	893
NCI Building Systems
8.250%, 01/15/23(A)	700	760
Ply Gem Industries
6.500%, 02/01/22	650	680
Standard Industries
5.000%, 02/15/27(A)	1,775	1,740
USG
5.500%, 03/01/25(A)	400	416
Yuksel Insaat
9.500%, 11/10/15(D) (G)	11,809	2,727

Total Building & Construction		25,960

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	2,425	2,487

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Building-Heavy Construct [0.1%]
Andrade Gutierrez International
4.000%, 04/30/18	$3,525	$3,272

Business Services [0.0%]
Gartner
5.125%, 04/01/25(A)	525	535

Chemicals [0.6%]
Alpha 3 BV
6.250%, 02/01/25(A)	1,225	1,240
Eco Services Operations
8.500%, 11/01/22(A)	800	842
Hexion
6.625%, 04/15/20	1,550	1,426
Huntsman International
5.125%, 11/15/22	875	914
4.875%, 11/15/20	700	730
Ineos Finance
4.000%, 05/01/23	1,000	1,097
Perstorp Holding
7.625%, 06/30/21(C)	500	550
Platform Specialty Products
10.375%, 05/01/21(A)	325	362
6.500%, 02/01/22(A)	3,025	3,138
PQ
6.750%, 11/15/22(A)	875	932
Rock International Investment
6.625%, 03/27/20	1,500	1,500
Valvoline
5.500%, 07/15/24(A)	200	210
Versum Materials
5.500%, 09/30/24(A)	425	440
WR Grace & -Conn
5.625%, 10/01/24(A)	325	342

Total Chemicals		13,723

Coal Mining [0.2%]
Indo Energy Finance II BV
6.375%, 01/24/23	5,237	4,974
New World Resources
8.000%, 04/07/20(B)(H)	1,054	34
Peabody Securities Finance
6.375%, 03/31/25(A)	600	597
6.000%, 03/31/22(A)	175	174

Total Coal Mining		5,779

Commercial Services [0.2%]
Allegion
5.875%, 09/15/23	175	187
Anna Merger Sub
7.750%, 10/01/22(A)	2,125	1,804
Live Nation Entertainment
4.875%, 11/01/24(A)	350	350
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	1,050	1,046
ServiceMaster
5.125%, 11/15/24(A)	1,000	1,025

Total Commercial Services		4,412

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,396

Computer Software [0.1%]
Italics Merger Sub
7.125%, 07/15/23(A)	2,050	1,994
SS&C Technologies Holdings
5.875%, 07/15/23	900	952

Total Computer Software		2,946

Computer System Design & Services [0.3%]
Diamond 1 Finance
7.125%, 06/15/24(A)	2,050	2,266
5.875%, 06/15/21(A)	250	263
NCR
6.375%, 12/15/23	625	658
5.875%, 12/15/21	400	417
5.000%, 07/15/22	975	989
4.625%, 02/15/21	300	307
Riverbed Technology
8.875%, 03/01/23(A)	1,550	1,585

Total Computer System Design & Services		6,485

Consumer Products & Services [0.3%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)	1,400	1,526
Prestige Brands
6.375%, 03/01/24(A)	1,450	1,522
5.375%, 12/15/21(A)	1,675	1,713
Scotts Miracle-Gro
5.250%, 12/15/26(A)	75	76

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
ServiceMaster
7.450%, 08/15/27	$225	$246
7.100%, 03/01/18	475	491
Spectrum Brands
6.125%, 12/15/24	575	608
5.750%, 07/15/25	800	846
WMG Acquisition
5.000%, 08/01/23(A)	150	152
4.875%, 11/01/24(A)	250	251

Total Consumer Products & Services		7,431

Containers & Packaging [1.1%]
ARD Finance
7.125%, 09/15/23(A) (B)	1,100	1,133
Ardagh Packaging Finance
7.250%, 05/15/24(A)	2,550	2,728
6.750%, 01/31/21(A)	200	207
6.000%, 06/30/21(A)	800	824
6.000%, 02/15/25(A)	675	683
4.625%, 05/15/23(A)	350	353
Ball
5.250%, 07/01/25	1,225	1,297
Berry Plastics
6.000%, 10/15/22	400	423
5.500%, 05/15/22	2,075	2,155
5.125%, 07/15/23	725	743
BWAY Holding
9.125%, 08/15/21(A)	2,175	2,379
7.250%, 04/15/25(A)	2,700	2,700
5.500%, 04/15/24(A)	1,350	1,361
Crown Americas
4.500%, 01/15/23	300	307
4.250%, 09/30/26(A)	225	217
Flex Acquisition
6.875%, 01/15/25(A)	2,175	2,222
Guala Closures
4.750%, 11/15/21(C)	160	174
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	675	721
5.875%, 08/15/23(A)	375	397
5.375%, 01/15/25(A)	950	964
5.000%, 01/15/22(A)	125	129
Pactiv
7.950%, 12/15/25	200	217
Reynolds Group Issuer
7.000%, 07/15/24(A)		1,793
5.750%, 10/15/20	1,350	1,389
Sealed Air
5.500%, 09/15/25(A)	800	848
5.125%, 12/01/24(A)	850	883
4.875%, 12/01/22(A)	475	495

Total Containers & Packaging		27,742

Data Processing/Mgmt [0.2%]
First Data
7.000%, 12/01/23(A)	1,525	1,636
5.750%, 01/15/24(A)	3,050	3,146
5.375%, 08/15/23(A)	1,300	1,354

Total Data Processing/Mgmt		6,136

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)	525	558
5.250%, 11/15/24(A)	275	289
4.750%, 08/01/26(A)	275	278

Total Decision Support Software		1,125

Dental Supplies and Equip [0.1%]
IDH Finance
6.358%, 08/15/22(C)	1,500	1,788

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	4,025	3,743

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	775	802
5.125%, 07/15/24	175	177
5.000%, 05/01/25	625	627

Total Dialysis Centers		1,606

Diamonds/Precious Stones [0.1%]
Petra Diamonds US Treasury
8.250%, 05/31/20	2,800	2,930

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	2,300	2,352

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	$200	$207
5.625%, 04/15/21(A)	900	922
Beacon Roofing Supply
6.375%, 10/01/23	425	453
HD Supply
5.750%, 04/15/24(A)	900	947
5.250%, 12/15/21(A)	450	473
Performance Food Group
5.500%, 06/01/24(A)	200	205

Total Distribution/Wholesale		3,207

Diversified Minerals [0.1%]
Teck Resources
8.500%, 06/01/24(A)	725	836
6.250%, 07/15/41	100	104
6.125%, 10/01/35	850	882
6.000%, 08/15/40	350	353

Total Diversified Minerals		2,175

Diversified Operations [0.0%]
Koppers
6.000%, 02/15/25(A)	725	749

Drugs [0.4%]
Endo
6.000%, 07/15/23(A)	700	612
Endo Finance
6.000%, 02/01/25(A)	2,025	1,726
Grifols Worldwide Operations
5.250%, 04/01/22	1,250	1,297
Valeant Pharmaceuticals International
7.250%, 07/15/22(A)	600	512
7.000%, 03/15/24(A)	525	539
6.500%, 03/15/22(A)	175	180
5.625%, 12/01/21(A)	700	563
5.500%, 03/01/23(A)	275	212
VPII Escrow
7.500%, 07/15/21(A)	900	789
VRX Escrow
6.125%, 04/15/25(A)	2,950	2,271
5.875%, 05/15/23(A)	1,525	1,184

Total Drugs		9,885

E-Commerce/Services [0.1%]
Match Group
6.750%, 12/15/22	1,275	1,335
6.375%, 06/01/24	450	487

Total E-Commerce/Services		1,822

Electric Utilities [1.5%]
Calpine
5.875%, 01/15/24(A)	550	580
5.750%, 01/15/25	2,225	2,211
DTEK Finance
10.750%, 12/31/24(B)	31,717	25,618
NRG Energy
7.250%, 05/15/26	325	335
6.625%, 03/15/23	1,175	1,202
6.625%, 01/15/27(A)	625	623
6.250%, 05/01/24	1,575	1,570
Pampa Energia
7.500%, 01/24/27	100	101
Stoneway Capital
10.000%, 03/01/27	5,000	5,214

Total Electric Utilities		37,454

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,650	1,712
5.375%, 06/15/24	500	512

Total Electrical Products		2,224

Energy [0.0%]
Viridian Group
7.500%, 03/01/20	500	560

Energy & Power [0.3%]
Enviva Partners
8.500%, 11/01/21(A)	1,425	1,510
Genneia
8.750%, 01/20/22	3,450	3,597
TerraForm Power Operating
6.625%, 06/15/25(A) (E)	700	747
6.375%, 02/01/23(A) (E)	675	701

Total Energy & Power		6,555

Engineering/R and D Services [0.0%]
Engility
8.875%, 09/01/24(A)	800	847

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Enterprise Software/Serv [0.4%]
BMC Software Finance
8.125%, 07/15/21(A)	$2,300	$2,317
Ensemble S Merger Sub
9.000%, 09/30/23(A)	1,600	1,680
Infor Software Parent
7.125%, 05/01/21(A) (B)	2,200	2,249
Infor US
6.500%, 05/15/22	2,925	3,006
JDA Escrow
7.375%, 10/15/24(A)	1,425	1,486

Total Enterprise Software/Serv		10,738

Entertainment & Gaming [0.7%]
AMC Entertainment Holdings
6.125%, 05/15/27(A)	375	379
Boyd Gaming
6.875%, 05/15/23	1,225	1,320
6.375%, 04/01/26	500	535
Chester Downs & Marina
9.250%, 02/01/20(A)	1,300	1,329
Eagle II Acquisition
6.000%, 04/01/25(A)	675	695
MGM Resorts International
7.750%, 03/15/22	1,400	1,615
6.750%, 10/01/20	250	275
6.000%, 03/15/23	600	648
Mohegan Tribal Gaming Authority
7.875%, 10/15/24(A)	1,325	1,343
Penn National Gaming
5.625%, 01/15/27(A)	800	794
Pinnacle Entertainment
5.625%, 05/01/24(A)	1,450	1,468
Regal Entertainment Group
5.750%, 03/15/22	500	522
5.750%, 02/01/25	650	671
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)	1,150	1,170
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	2,000	2,030
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	370	380
Station Casinos
7.500%, 03/01/21	1,450	1,508

Total Entertainment & Gaming		16,682

Entertainment Software [0.0%]
AMC Entertainment Holdings
5.875%, 11/15/26(A)	425	430

Financial Services [2.1%]
Ally Financial
5.750%, 11/20/25	1,975	2,022
5.125%, 09/30/24	450	463
4.750%, 09/10/18	475	488
4.625%, 03/30/25	1,300	1,294
4.125%, 03/30/20	425	433
4.125%, 02/13/22	400	400
Amigo Luxembourg
7.625%, 01/15/24	450	579
Arrow Global Finance
4.921%, 11/01/21(C)	1,000	1,117
Astana Finance JSC
0.000%, 12/22/24(F) (G)	147	—
Cabot Financial Luxembourg II
5.875%, 11/15/21(C)	1,000	1,107
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,050	1,094
5.750%, 04/15/25(A)	300	303
Lock
5.500%, 08/15/20(C)	2,000	2,128
Navient
7.250%, 09/25/23	525	528
6.625%, 07/26/21	100	103
6.500%, 06/15/22	125	126
5.875%, 10/25/24	1,550	1,446
Navient, MTN
6.125%, 03/25/24	775	738
5.500%, 01/25/23	175	167
Oilflow SPV 1 DAC
12.000%, 01/13/22	11,100	11,432
12.000%, 01/13/22(A)	12,835	13,218
Promontoria MCS SAS
5.750%, 09/30/21(C)	100	109
Quicken Loans
5.750%, 05/01/25(A)	2,825	2,776
Russian Standard
13.000%, 10/27/22(B)	23,885	10,151

Total Financial Services		52,222

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20	1,250	869

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco [2.0%]
Agrokor
9.875%, 05/01/19	$200	$81
ARAMARK
5.125%, 01/15/24	1,075	1,127
Boparan Finance
5.500%, 07/15/21	1,000	1,236
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,062
CEDC Finance International
10.000%, 12/31/22(A)	5,000	4,800
ESAL GmbH
6.250%, 02/05/23	2,395	2,395
Galapagos
4.420%, 06/15/21(C)	1,888	1,981
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,275	1,277
JBS Investments GmbH
7.750%, 10/28/20	2,883	3,020
7.250%, 04/03/24	3,000	3,105
Lamb Weston Holdings
4.875%, 11/01/26(A)	700	714
MARB BondCo
7.000%, 03/15/24	200	198
7.000%, 03/15/24(A)	4,000	3,970
Marfrig Holdings Europe BV
8.000%, 06/08/23	16,565	17,307
MHP
8.250%, 04/02/20	8,375	8,432
Pinnacle Foods Finance
5.875%, 01/15/24	900	938

Total Food, Beverage & Tobacco		51,643

Food-Catering [0.1%]
AdvancePierre Foods Holdings
5.500%, 12/15/24(A)	750	758
Aramark Services
5.000%, 04/01/25(A)	750	772

Total Food-Catering		1,530

Food-Flour and Grain [0.2%]
Post Holdings
8.000%, 07/15/25(A)	1,500	1,684
7.750%, 03/15/24(A)	375	413
6.000%, 12/15/22(A)	150	158
5.500%, 03/01/25(A)	500	502
5.000%, 08/15/26(A)	1,750	1,676

Total Food-Flour and Grain		4,433

Food-Wholesale/Distrib [0.1%]
US Foods
5.875%, 06/15/24(A)	1,375	1,427

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	1,075	1,069
5.750%, 05/20/27	650	642
5.625%, 05/20/24	400	402
5.500%, 05/20/25	675	670

Total Gas-Distribution		2,783

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)	925	955

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	1,625	1,654

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	1,625	1,674

Hotels and Motels [0.4%]
Grupo Posadas
7.875%, 06/30/22	7,523	7,808
Hilton Domestic Operating
4.250%, 09/01/24(A)	550	543
Hilton Worldwide Finance
4.625%, 04/01/25(A)	475	481

Total Hotels and Motels		8,832

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(A)	2,525	2,475

Industrial [0.3%]
Reward International Investment
7.250%, 01/25/20	7,265	7,374
Unifrax I
7.500%, 02/15/19(A)	725	720

Total Industrial		8,094

Insurance [0.2%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	2,200	2,293

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Hub Holdings
8.125%, 07/15/19(A) (B) (G)	$1,525	$1,525
HUB International
9.250%, 02/15/21(A)	150	155

Total Insurance		3,973

Internet Connectiv Svcs [0.1%]
United Group BV
7.875%, 11/15/20	1,400	1,553

Internet Security [0.1%]
Symantec
5.000%, 04/15/25(A)	725	743
VeriSign
5.250%, 04/01/25	525	544
4.625%, 05/01/23	225	228

Total Internet Security		1,515

Investment Bank/Broker Dealer [0.0%]
BCD Acquisition
9.625%, 09/15/23(A)	1,000	1,080

Machinery-General Indust [0.1%]
Zebra Technologies
7.250%, 10/15/22	1,800	1,946

Manufacturing [0.0%]
Cleaver-Brooks
8.750%, 12/15/19(A)	475	489

Media - Non-Cable [0.0%]
Intelsat Jackson Holdings
7.250%, 10/15/20	500	456

Medical Information Sys [0.0%]
IMS Health
5.000%, 10/15/26(A)	725	728

Medical Products & Services [1.3%]
Acadia Healthcare
6.500%, 03/01/24	1,850	1,947
CHS
6.875%, 02/01/22	2,925	2,515
6.250%, 03/31/23	475	483
5.125%, 08/01/21	675	667
Envision Healthcare
6.250%, 12/01/24(A)	775	814
HCA
7.500%, 02/15/22	1,225	1,401
6.500%, 02/15/20	300	328
5.875%, 05/01/23	825	891
5.875%, 02/15/26	250	264
5.375%, 02/01/25	2,250	2,346
5.250%, 04/15/25	2,025	2,152
5.000%, 03/15/24	1,875	1,966
4.500%, 02/15/27	250	250
HCA Holdings
6.250%, 02/15/21	550	594
IASIS Healthcare
8.375%, 05/15/19	1,575	1,508
LifePoint Health
5.875%, 12/01/23	325	335
5.375%, 05/01/24(A)	600	610
LifePoint Hospitals
5.500%, 12/01/21	875	908
Mallinckrodt International Finance
5.625%, 10/15/23(A)	725	691
5.500%, 04/15/25(A)	2,125	1,955
4.750%, 04/15/23	975	826
Sterigenics-Nordion Topco
8.125%, 11/01/21(A)	1,400	1,435
Teleflex
5.250%, 06/15/24	450	459
4.875%, 06/01/26	375	377
Tenet Healthcare
8.125%, 04/01/22	1,250	1,305
7.500%, 01/01/22(A)	325	351
6.750%, 06/15/23	2,150	2,112
4.500%, 04/01/21	700	700
4.375%, 10/01/21	925	925

Total Medical Products & Services		31,115

Medical-HMO [0.1%]
MPH Acquisition Holdings
7.125%, 06/01/24(A)	3,200	3,440

Medical-Outptnt/Home Med [0.0%]
Amsurg
5.625%, 07/15/22	950	974

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,600	1,826

Metal-Copper [0.3%]
First Quantum Minerals
7.500%, 04/01/25	1,000	1,006
7.250%, 04/01/23(A)	3,000	3,034

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
7.250%, 04/01/23	$1,000	$1,011
Freeport-McMoRan
5.400%, 11/14/34	2,300	2,001
3.875%, 03/15/23	1,400	1,287

Total Metal-Copper		8,339

Metal-Iron [1.5%]
Samarco Mineracao
5.750%, 10/24/23(D)	12,900	8,449
5.375%, 09/26/24(D)	3,000	1,950
4.125%, 11/01/22(D)	3,150	2,071
Vale Overseas
6.875%, 11/21/36	7,116	7,686
6.875%, 11/10/39	15,209	16,265

Total Metal-Iron		36,421

Metals & Mining [0.6%]
Hudbay Minerals
7.625%, 01/15/25(A)	600	651
7.250%, 01/15/23(A)	325	345
TiZir
9.000%, 09/28/17	7,300	7,209
Vedanta Resources
8.250%, 06/07/21	5,000	5,372

Total Metals & Mining		13,577

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,825	1,761

Miscellaneous Manufacturing [0.6%]
Grupo KUO De
6.250%, 12/04/22	32	33
Magnesita Finance
8.625%, 04/29/49	4,043	4,011
Rio Oil Finance Trust Ser 2014-3
9.750%, 01/06/27	9,809	9,882

Total Miscellaneous Manufacturing		13,926

MRI/Medical Diag Imaging [0.1%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	1,350	1,448

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,195
5.500%, 12/01/24	1,125	1,178
5.000%, 09/01/25	350	357

Total Office Automation and Equip		2,730

Oil-Field Services [0.5%]
Borets Finance
7.625%, 09/26/18	3,920	4,040
Hiland Partners
5.500%, 05/15/22(A)	375	391
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	4,000	2,640
Sea Trucks Group
9.000%, 03/26/18(A) (D)	4,480	1,635
Weatherford International
9.875%, 02/15/24(A)	200	232
8.250%, 06/15/23	925	1,006
7.000%, 03/15/38	775	752
6.800%, 06/15/37	225	217
Western Refining Logistics
7.500%, 02/15/23	1,125	1,209

Total Oil-Field Services		12,122

Paper & Related Products [0.4%]
Argos Merger Sub
7.125%, 03/15/23(A)	2,775	2,636
Clearwater Paper
5.375%, 02/01/25(A)	1,450	1,436
Eldorado International Finance GmbH
8.625%, 06/16/21	3,600	3,042
Suzano Austria GmbH
7.000%, 03/16/47	2,500	2,457

Total Paper & Related Products		9,571

Petroleum & Fuel Products [8.3%]
Access Midstream Partners
4.875%, 03/15/24	825	849
Antero Midstream Partners
5.375%, 09/15/24(A)	825	837
Antero Resources
5.625%, 06/01/23	325	332
5.125%, 12/01/22	350	355
5.000%, 03/01/25(A)	825	809
Antero Resources Finance
5.375%, 11/01/21	475	488

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Ascent Resources Utica Holdings
10.000%, 04/01/22(A) (G)	$700	$725
Callon Petroleum
6.125%, 10/01/24(A)	655	681
Carrizo Oil & Gas
7.500%, 09/15/20	775	803
6.250%, 04/15/23	675	677
Cheniere Corpus Christi Holdings
7.000%, 06/30/24(A)	475	523
5.875%, 03/31/25(A)	1,050	1,095
Chesapeake Energy
8.000%, 12/15/22(A)	1,075	1,126
8.000%, 01/15/25(A)	250	250
6.875%, 11/15/20	225	224
5.750%, 03/15/23	500	455
5.375%, 06/15/21	500	465
4.875%, 04/15/22	100	90
Cia General de Combustibles
9.500%, 11/07/21	3,000	3,176
Continental Resources
4.500%, 04/15/23	1,275	1,241
CrownRock
7.750%, 02/15/23(A)	225	239
7.125%, 04/15/21(A)	350	361
CVR Refining
6.500%, 11/01/22	1,425	1,436
Dana Gas Sukuk
9.000%, 10/31/17(A)	2,120	1,950
Diamondback Energy
4.750%, 11/01/24(A)	350	352
DNO
8.750%, 06/18/20(A)	5,500	5,005
Energy Transfer Equity
5.875%, 01/15/24	2,125	2,258
5.500%, 06/01/27	175	183
EP Energy
8.000%, 11/29/24(A)	650	683
7.750%, 09/01/22	150	122
6.375%, 06/15/23	200	153
EP PetroEcuador via Noble Sovereign Funding I
6.787%, 09/24/19(C)	23,637	23,637
Genel Energy Finance
7.500%, 05/14/19(A)	7,400	5,698
General Exploration Partners
11.500%, 11/13/18(A) (B)	500	335
Georgian Oil and Gas JSC
6.750%, 04/26/21	100	105
Gulf Keystone Petroleum
10.000%, 10/18/21	3,587	3,552
Gulfport Energy
6.625%, 05/01/23	550	556
6.375%, 05/15/25	675	663
6.000%, 10/15/24(A)	300	291
Holly Energy Partners
6.000%, 08/01/24(A)	1,150	1,205
Kuwait Energy
9.500%, 08/04/19	2,521	2,320
Laredo Petroleum
7.375%, 05/01/22	775	804
6.250%, 03/15/23	200	203
5.625%, 01/15/22	375	374
MPLX
4.875%, 12/01/24	350	368
Northern Oil and Gas
8.000%, 06/01/20	1,425	1,237
Northern Tier Energy
7.125%, 11/15/20	1,075	1,118
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	14,873	14,445
Oasis Petroleum
6.875%, 03/15/22	725	743
6.875%, 01/15/23	175	178
6.500%, 11/01/21	675	677
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	11,608	6,355
Offshore Drilling Holding
8.375%, 09/20/20	5,750	2,472
Parsley Energy
6.250%, 06/01/24(A)	150	159
5.375%, 01/15/25(A)	275	278
5.250%, 08/15/25(A)	275	278
PDC Energy
7.750%, 10/15/22	175	184
6.125%, 09/15/24(A)	450	461
Petrobras Global Finance BV
8.750%, 05/23/26	3,590	4,155
6.875%, 01/20/40	10,845	10,324
6.850%, 06/05/15	2,683	2,391
6.250%, 03/17/24	1,782	1,827
5.375%, 01/27/21	5,060	5,207
Petroleos de Venezuela
9.750%, 05/17/35	12,409	5,367
8.500%, 11/02/17	435	362
8.500%, 10/27/20	16,650	12,487
6.000%, 11/15/26	7,000	2,451
5.250%, 04/12/17	4,467	4,262
Precision Drilling
7.750%, 12/15/23(A)	575	605

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
6.500%, 12/15/21	$150	$150
Puma International Financing
6.750%, 02/01/21	400	413
QEP Resources
6.875%, 03/01/21	400	425
5.250%, 05/01/23	550	539
QGOG Atlantic
5.250%, 07/30/18	2,007	1,971
QGOG Constellation
6.250%, 11/09/19	16,870	10,459
Range Resources
5.000%, 03/15/23(A)	475	468
4.875%, 05/15/25	772	739
Regency Energy Partners
5.500%, 04/15/23	200	208
Rice Energy
7.250%, 05/01/23	200	213
6.250%, 05/01/22	900	927
RSP Permian
6.625%, 10/01/22	625	658
5.250%, 01/15/25(A)	425	428
Sabine Pass Liquefaction
5.625%, 04/15/23	175	190
5.625%, 03/01/25	300	325
5.000%, 03/15/27(A)	550	575
Seven Energy
10.250%, 10/11/21(G)	11,047	2,502
SM Energy
6.750%, 09/15/26	150	151
6.500%, 01/01/23	575	584
6.125%, 11/15/22	225	227
5.625%, 06/01/25	225	215
5.000%, 01/15/24	175	165
Southwestern Energy
4.100%, 03/15/22	1,500	1,403
Summit Midstream Holdings
5.750%, 04/15/25	850	846
5.500%, 08/15/22	1,600	1,600
Targa Resources Partners
5.375%, 02/01/27(A)	925	957
5.250%, 05/01/23	500	511
5.125%, 02/01/25(A)	475	489
Tesoro
5.375%, 10/01/22	375	388
5.125%, 12/15/26(A)	375	393
Tesoro Logistics
6.375%, 05/01/24	200	217
6.250%, 10/15/22	975	1,030
6.125%, 10/15/21	475	497
5.875%, 10/01/20	875	899
5.500%, 10/15/19	50	53
5.250%, 01/15/25	700	732
5.125%, 04/01/24	600	624
Whiting Petroleum
6.250%, 04/01/23	1,525	1,517
5.750%, 03/15/21	150	149
Williams
4.550%, 06/24/24	900	907
WPX Energy
8.250%, 08/01/23	275	306
7.500%, 08/01/20	75	80
6.000%, 01/15/22	300	305
5.250%, 09/15/24	175	169
YPF
8.500%, 07/28/25	4,760	5,163
Zhaikmunai LLP
7.125%, 11/13/19	16,052	15,654

Total Petroleum & Fuel Products		203,498

Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)	200	204

Printing & Publishing [0.1%]
Multi-Color
6.125%, 12/01/22(A)	1,550	1,616
Nielsen Finance
5.000%, 04/15/22(A)	1,700	1,738

Total Printing & Publishing		3,354

Publishing-Books [0.0%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	200	193

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	1,125	1,190
5.500%, 09/15/24(A)	300	307

Total Publishing-Newspapers		1,497

Quarrying [0.0%]
Compass Minerals International
4.875%, 07/15/24(A)	1,200	1,175

Radio [0.3%]
CBS Radio
7.250%, 11/01/24(A)	650	683

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Radio One
9.250%, 02/15/20(A)	$900	$869
7.375%, 04/15/22(A)	1,225	1,280
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,044
5.375%, 04/15/25(A)	1,150	1,177
5.375%, 07/15/26(A)	575	587
4.625%, 05/15/23(A)	1,250	1,278
Townsquare Media
6.500%, 04/01/23(A)	500	499

Total Radio		7,417

Real Estate Investment Trusts [0.1%]
GLP Capital
5.375%, 04/15/26	525	542
Iron Mountain
5.750%, 08/15/24	725	740
Lamar Media
5.875%, 02/01/22	525	542
5.750%, 02/01/26	100	107
5.375%, 01/15/24	450	465
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	448
RHP Hotel Properties
5.000%, 04/15/23	150	152

Total Real Estate Investment Trusts		2,996

Real Estate Oper/Develop [0.4%]
BR Properties
9.000%, 10/29/49	1,000	1,000
IRSA Propiedades
8.750%, 03/23/23	4,608	5,071
Kaisa Group Holdings
7.560%, 06/30/20(B)	550	543
6.560%, 12/31/19(B)	480	474
6.560%, 12/31/20(B)	885	876
6.560%, 06/30/21(B)	648	644
6.560%, 12/31/21(B)	847	846

Total Real Estate Oper/Develop		9,454

Regional Authority [0.0%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24	227	229

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)	3,575	3,727

Resorts/Theme Parks [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(A) (G)	1,225	1,221
4.875%, 07/31/24(A)	550	545

Total Resorts/Theme Parks		1,766

Retail [0.7%]
Albertsons
6.625%, 06/15/24(A)	900	921
5.750%, 03/15/25(A)	1,125	1,091
BKW
6.000%, 04/01/22(A)	2,275	2,360
Ferrellgas
6.750%, 01/15/22	1,175	1,111
6.750%, 06/15/23	850	799
6.500%, 05/01/21	675	641
Hillman Group
6.375%, 07/15/22(A)	1,950	1,860
Iceland Bondco
4.607%, 07/15/20(C)	1,000	1,253
KFC Holding
5.250%, 06/01/26(A)	625	636
5.000%, 06/01/24(A)	325	332
Michaels Stores
5.875%, 12/15/20(A)	1,500	1,542
New Look Secured Issuer
4.500%, 07/01/22(C)	2,000	1,872
NPC International
10.500%, 01/15/20	450	464
Party City Holdings
6.125%, 08/15/23(A)	1,550	1,570
Rite Aid
6.125%, 04/01/23(A)	1,050	1,041
Sally Holdings
5.625%, 12/01/25	650	649
Suburban Propane Partners
5.875%, 03/01/27	325	320
Yum! Brands
3.875%, 11/01/23	300	293

Total Retail		18,755

Rubber & Plastic [0.1%]
Goodyear Tire & Rubber
5.125%, 11/15/23	250	261
5.000%, 05/31/26	675	692

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
4.875%, 03/15/27	$350	$350

Total Rubber & Plastic		1,303

Rubber/Plastic Products [0.2%]
Gates Global
6.000%, 07/15/22(A)	2,275	2,315

Semi-Conductors [0.3%]
Entegris
6.000%, 04/01/22(A)	1,300	1,357
Micron Technology
5.500%, 02/01/25	375	389
5.250%, 08/01/23(A)	375	384
5.250%, 01/15/24(A)	400	411
Microsemi
9.125%, 04/15/23(A)	650	747
Qorvo
7.000%, 12/01/25	875	967
Sensata Technologies BV
5.625%, 11/01/24(A)	425	443
5.000%, 10/01/25(A)	575	579
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	239

Total Semi-Conductors		5,516

Software & Services [0.1%]
Rackspace Hostin
8.625%, 11/15/24(A)	2,250	2,371

Steel & Steel Works [1.0%]
ArcelorMittal
6.125%, 06/01/25	975	1,082
CSN Resources
6.500%, 07/21/20	6,000	4,995
Ferrexpo Finance
10.375%, 04/07/19	2,588	2,606
Metinvest BV
9.373%, 12/31/21	13,938	12,962
Steel Dynamics
6.375%, 08/15/22	300	312
5.500%, 10/01/24	900	940
5.250%, 04/15/23	125	130
5.125%, 10/01/21	225	232
5.000%, 12/15/26(A)	225	228

Total Steel & Steel Works		23,487

Telecommunication Equip [0.6%]
CommScope
5.500%, 06/15/24(A)	525	543
CommScope Technologies
5.000%, 03/15/27(A)	125	125
CommScope Technologies Finance
6.000%, 06/15/25(A)	950	995
HTA Group
9.125%, 03/08/22	4,050	4,010
9.125%, 03/08/22(A)	4,875	4,827
IHS Netherlands Holdco BV
9.500%, 10/27/21	5,173	5,306

Total Telecommunication Equip		15,806

Telephones & Telecommunications [5.4%]
Altice
7.750%, 05/15/22(A)	850	902
7.625%, 02/15/25(A)	1,250	1,321
Altice US Finance I
5.375%, 07/15/23(A)	575	593
Altice US Finance II
7.750%, 07/15/25(A)	1,000	1,106
Banglalink Digital Communications
8.625%, 05/06/19	750	785
Columbus Cable Barbados
7.375%, 03/30/21	400	429
Comcel Trust
6.875%, 02/06/24	14,475	15,011
CSC Holdings
10.875%, 10/15/25(A)	625	751
10.125%, 01/15/23(A)	825	957
6.625%, 10/15/25(A)	625	680
Digicel
7.000%, 02/15/20(A)	325	312
6.000%, 04/15/21	20,250	18,407
6.000%, 04/15/21(A)	175	159
Digicel Group
8.250%, 09/30/20	20,460	17,685
8.250%, 09/30/20(A)	1,375	1,182
7.125%, 04/01/22	13,500	10,496
eircom Finance DAC
4.500%, 05/31/22	500	552
GTH Finance BV
7.250%, 04/26/23	9,445	10,392
Intelsat Jackson Holdings
8.000%, 02/15/24(A)	875	928
7.500%, 04/01/21	1,225	1,101
5.500%, 08/01/23	1,625	1,341

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Level 3 Communications
5.750%, 12/01/22	$450	$466
Level 3 Financing
5.250%, 03/15/26	400	402
Matterhorn Telecom
3.750%, 05/01/22(C)	1,500	1,600
Matterhorn Telecom, MTN
3.250%, 02/01/23(C)	1,000	1,062
Mauritius Investment
5.373%, 02/13/22	14	14
Millicom International Cellular
6.000%, 03/15/25	9,245	9,476
Sable International Finance
6.875%, 08/01/22	9,805	10,418
Sixsigma Networks Mexico
8.250%, 11/07/21	4,000	3,960
Sprint
7.875%, 09/15/23	3,300	3,655
7.625%, 02/15/25	600	656
7.125%, 06/15/24	500	534
Sprint Capital
6.875%, 11/15/28	1,800	1,901
Sprint Communications
7.000%, 03/01/20(A)	350	381
6.000%, 11/15/22	1,400	1,432
T-Mobile USA
6.836%, 04/28/23	1,500	1,605
6.731%, 04/28/22	125	129
6.633%, 04/28/21	125	129
6.625%, 04/01/23	1,450	1,547
6.500%, 01/15/24	700	756
6.500%, 01/15/26	400	438
6.375%, 03/01/25	575	620
6.125%, 01/15/22	275	290
6.000%, 04/15/24	550	586
Verisure Holding
6.000%, 11/01/22	450	518
Virgin Media Finance
6.375%, 04/15/23(A)	675	704
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,261
Vivacom, MTN
6.625%, 11/15/18	673	729

Total Telephones & Telecommunications		131,359

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	677	696

Textile-Products [0.3%]
Golden Legacy Pte
8.250%, 06/07/21	4,620	4,922
6.875%, 03/27/24	1,500	1,474

Total Textile-Products		6,396

Transactional Software [0.1%]
Solera
10.500%, 03/01/24(A)	2,050	2,342

Transportation Services [0.9%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,625	1,572
Brunswick Rail Finance
6.500%, 11/01/17	1,750	1,251
Far East Capital
8.750%, 05/02/20(D)	5,200	3,354
8.000%, 05/02/18(D)	3,300	2,145
Global Liman Isletmeleri
8.125%, 11/14/21	4,250	4,345
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	260
Sabre GLBL
5.375%, 04/15/23(A)	900	920
Travelex Financing
6.357%, 08/01/18(C)	738	920
Ukraine Railways via Shortline
9.875%, 09/15/21	7,200	6,950

Total Transportation Services		21,717

Transport-Equip and Leasng [0.1%]
Park Aerospace Holdings
5.500%, 02/15/24(A)	2,400	2,496
5.250%, 08/15/22(A)	250	260

Total Transport-Equip and Leasng		2,756

Utility [0.1%]
Suburban Propane Partners
5.750%, 03/01/25	850	837
5.500%, 06/01/24	1,300	1,281

Total Utility		2,118

Total Corporate Bonds
(Cost $1,188,525)		1,202,337

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Loan Participations [29.4%]
Aerospace [0.6%]
Aerojet Rocketdyne Holdings Inc Term Loan
2.250%, 06/17/21(H)	$770	$762
Air Canada, Term Loan
2.750%, 10/06/23	1,260	1,266
AWAS, Term Loan
3.250%, 06/30/18	1,224	1,227
Dae Aviation Holdings, Term Loan B
4.250%, 07/07/22	1,023	1,026
Engility, Term Loan B-1
3.250%, 08/12/20(H)	2,316	2,326
Engility, Term Loan B-2
3.750%, 08/14/23	2,055	2,064
TransDigm, Term Loan D
3.000%, 06/04/21	1,972	1,965
TransDigm, Term Loan E
3.000%, 05/14/22	1,031	1,027
TransDigm, Term Loan F
3.000%, 06/09/23(H)	2,492	2,480
WP CPP Holdings Term B-3 Loan
3.500%, 12/28/19	839	788

Total Aerospace		14,931

Automotive [0.5%]
Apcoa, Term Loan, 1stLien
0.000%, 03/08/24(H)	2,000	2,142
Car Trawler, Term Loan
4.250%, 04/30/21	2,752	2,906
Cooper, Term Loan
3.500%, 01/30/23(H)	1,000	1,077
Oasis Holdings, Term Loan
2.500%, 11/19/20 (G)	9,580	7,233

Total Automotive		13,358

Broadcasting [0.3%]
CBS Radio, Term Loan B
3.500%, 10/17/23	592	596
CBS Radio, Term Loan B (2017)
2.750%, 03/02/24(H)	750	754
Cumulus Media, Term Loan B
3.250%, 12/23/20	488	365
Entercom Radio LLC Term Loan B
3.500%, 11/01/23	458	460
IHeart Communications Term Loan E
7.500%, 07/30/19(H)	2,143	1,830
Mission / Nexstar Broadcasting Term Loan B - Mission
3.000%, 01/17/24	48	48
Mission / Nexstar Broadcasting Term Loan B - Nexstar
3.000%, 01/17/24	496	500
Quincy Newspapers Term Loan B
4.000%, 11/02/22	426	429
Sinclair Broadcasting Group Term Loan B-2
2.250%, 01/31/24(H)	324	325
Tribune Media, Term Loan B
3.000%, 12/27/20	106	107
Tribune Media, Term Loan C
3.000%, 01/26/24	1,320	1,327

Total Broadcasting		6,741

Broadcasting & Cable [0.3%]
Univision Comm (fka Umbrella) 2017 Replacement Term Loan
2.750%, 03/15/24(H)	4,448	4,418
Virgin Media Term Loan J, 1st Lien
3.827%, 01/30/26(H)	1,500	1,883

Total Broadcasting & Cable		6,301

Cable/Wireless Video [1.7%]
Charter Comm Operating, LLC Term Loan E-1
2.000%, 07/01/20	1,743	1,746
Charter Comm Operating, LLC Term Loan H-1
2.000%, 01/15/22(H)	1,652	1,655
Charter Comm Operating, LLC Term Loan I-1
2.250%, 01/15/24	1,045	1,049
CSC Holdings, Delay Draw
2.250%, 07/15/25(H)	700	697
CSC Holdings, Term Loan B (2016)
3.000%, 11/11/24	735	733
CSC Holdings, Term Loan B (2017)
2.250%, 07/15/25(H)	40	40
Intelsat Jackson Holdings Term Loan B2

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
2.750%, 06/30/19(C)(H)	$3,140	$3,071
Liberty Cablevision of Puerto Rico First Lien Term Loan
3.500%, 01/07/22	2,610	2,598
Liberty Cablevision of Puerto Rico Second Lien
6.750%, 07/07/23	215	209
M7 Group, Term Loan
4.250%, 06/17/21(H)	929	996
MCC Iowa (Broadband) Term Loan H
2.500%, 01/29/21	1,257	1,263
Mediacom LLC Term Loan K
2.250%, 02/19/24	1,140	1,145
Quebecor Media Term Loan B
2.500%, 08/17/20	2,161	2,165
Radiate Holdco Term Loan B
3.000%, 02/01/24	1,135	1,139
Serbia Broadband (Telemach), Term Loan
9.000%, 06/19/19(H)	3,579	3,895
Tele Columbus, Term Loan
4.000%, 01/02/23	2,000	2,127
UPC Financing Term Loan AP
2.750%, 04/15/25	2,210	2,215
WideOpenWest Finance LLC Term Loan B
3.500%, 08/18/23	3,373	3,388
Ziggo B.V. Term Loan E
2.500%, 04/15/25(H)	7,800	7,787
3.000%, 04/15/25(H)	3,000	3,195

Total Cable/Wireless Video		41,113

Chemicals [1.8%]
Albaugh, LLC Initial Term Loan
5.000%, 05/31/21	412	415
Allnex, Term Loan B-1
5.000%, 06/02/23(H)	1,493	1,593
ASP Chromaflo Intermediate Holdings Term Loan B-1
4.000%, 11/20/23	735	738
ASP Chromaflo Intermediate Holdings Term Loan B-2
4.000%, 11/20/23	956	960
Axalta Coating Systems US Holdings Refinanced Term B Loan
2.500%, 02/02/23	384	387
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.750%, 09/07/21	2,510	2,501
Constantia Flexibles, 1st Lien
4.000%, 04/30/22	824	825
Constantia Flexibles, Initial Term Loan
4.000%, 04/30/22	161	161
Emerald Performance Materials, LLC Initial Term Loan (First Lien)
3.500%, 07/30/21	118	119
Emerald Performance Materials, LLC Second Lien
7.750%, 08/01/22(H)	1,560	1,556
Ferro, Term Loan B
2.500%, 02/13/24	790	794
Flint Group SA, Term Loan C
4.750%, 09/03/21	418	417
GCP Applied Technologies, Term Loan B (2016)
3.250%, 02/03/22	252	254
Gemini HDPE LLC Term Loan B
3.000%, 08/06/21(H)	1,648	1,664
Ineos Group Holdings PLC Term Loan B (2024)
2.750%, 02/10/24(H)	1,905	1,914
Ineos Group Holdings PLC Term Loan B 2022
2.750%, 03/31/22	5,501	5,527
Ineos Group Term Loan
3.250%, 03/31/22(H)	1,965	2,091
INEOS Styrolution Group GmbH Term Loan B (2017)
2.750%, 03/30/24(H)	1,242	1,243
Klockner Pentaplast, Term Loan
4.000%, 04/28/20	923	991
4.000%, 04/28/20(H)	1,043	1,120
Kraton Polymers Term Loan B (2016)
4.000%, 01/06/22	1,026	1,035
MacDermid Inc. (Platform) Term Loan B-4
4.000%, 06/07/23	687	688
MacDermid Inc. (Platform) Term Loan B5
3.500%, 06/07/20	453	457
Minerals Technologies, Term Loan B (2017)
2.250%, 02/14/24	2,435	2,444

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Minerals Technologies, Term Loan B-2 - Fixed TL
4.750%, 05/07/21	$3,495	$3,504
NEP, 1st Lien
4.500%, 01/04/24(H)	1,496	1,618
New Arclin US Holdings Term Loan B
4.250%, 02/10/24	220	222
Parex Group Term Loan B, 1st Lien
0.000%, 03/07/24(H)	1,500	1,595
Perstorp Holding AB, Facility A (Mezzanine), 3rd Lien
7.500%, 12/27/17	913	900
Platform Specialty Products, 1st Lien
4.250%, 06/07/20(H)	2,478	2,652
Royal Adhesives and Sealants LLC Second Lien
7.500%, 06/19/23	552	552
Royal Adhesives and Sealants LLC Term Loan B
3.250%, 06/20/22(H)	625	631
Sapec, Term Loan B, 1st Lien
4.750%, 12/15/23(H)	2,500	2,627
Univar Term Loan B2
2.750%, 07/01/22	240	240

Total Chemicals		44,435

Consumer Durables [0.1%]
American Bath Group Delayed Term Loan
8.250%, 09/30/23(H)	41	41
American Bath Group Incremental Term Loan
6.250%, 09/30/23(H)	393	395
American Bath Group Replacement Term Loan
5.250%, 09/30/23	772	778
Innocor, Term Loan
4.750%, 02/02/24	395	397
Serta Simmons Bedding Initial Term Loan (First Lien)
3.500%, 11/08/23	610	612

Total Consumer Durables		2,223

Consumer Non-Durables [0.4%]
Coty Inc Term B Loan
3.000%, 09/29/23	525	529
Eastman Kodak Company Exit Term Loan
6.250%, 09/03/19	821	822
Horizon Holdings III, 1st Lien
4.500%, 10/31/22(H)	2,000	2,139
NBTY (Nature’s Bounty Co.) Term Loan B (2017)
3.500%, 05/05/23(H)	314	316
PHS Group Limited Term Loan
6.250%, 11/15/21	1,697	2,150
Prestige Brands, Term Loan B-4
2.750%, 01/20/24	920	928
Varsity Brands (Hercules Achievement) Term Loan B
4.000%, 12/10/21	1,971	1,995

Total Consumer Non-Durables		8,879

Diversified Media [1.3%]
Affinion Group, Term Loan B - 2018
5.250%, 04/30/18	975	971
ALM Media, LLC Term Loan B
4.500%, 07/31/20(G)	206	195
Audiotonix Term Loan, 1st Lien
0.000%, 03/22/24(H)	1,223	1,211
Bureau Van Dijk
5.216%, 09/17/21	867	1,090
Camelot Finance Term Loan B
3.750%, 10/03/23	970	971
Creative Artist Agency LLC Term Loan B (2024)
3.500%, 02/13/24	1,062	1,076
Deluxe Entertainment Services Group Term Loan
5.500%, 02/28/20	1,539	1,548
Donnelley Financial Solutions Term B Loan
4.000%, 09/29/23	381	385
Formula One (Alpha Topco) Term Loan B
3.250%, 02/24/24(H)	840	839
Harland Clarke Holdings Term Loan B-5
6.000%, 12/31/21	2,757	2,779
Harland Clarke Holdings Term Loan B-6
5.500%, 02/09/22	9,024	9,080
Learfield Communications Term Loan
3.250%, 12/01/23	249	252

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Lions Gate Entertainment Term Loan B
3.000%, 12/08/23	$2,508	$2,521
McGraw-Hill Global Education Holdings LLC Term Loan - 2022
4.000%, 05/04/22	525	518
MediArena Acquisition (Endemol) First Lien Term Loan
5.750%, 08/13/21(H)	1,454	1,287
Merrill Communications LLC Term Loan - 2022
5.250%, 06/01/22	1,144	1,144
Micro Holdings, (Internet Brands) Delay Draw
3.750%, 07/08/21(H)	166	166
Micro Holdings, (Internet Brands) Term Loan
3.750%, 07/08/21	303	304
Nielsen Finance LLC Term Loan B-3
2.500%, 10/04/23	963	967
Rovi Solutions, Term Loan B
2.500%, 07/02/21	562	563
WME IMG Holdings LLC Initial Term Loan
3.250%, 05/06/21	2,720	2,730
WME IMG Holdings LLC Second Lien
7.250%, 05/06/22(H)	2,427	2,451

Total Diversified Media		33,048

Energy [1.5%]
Alon USA Inc MLP Term Loan
8.000%, 11/26/18	540	540
Azure Midstream Holdings LLC Term Loan B
6.500%, 11/15/18	885	838
Blackhawk Mining Term Loan B
9.500%, 02/14/22	1,560	1,513
California Resources, Term Loan
10.375%, 12/31/21(H)	790	872
Chesapeake Energy, Term Loan
7.500%, 08/23/21	2,320	2,468
Chief Exploration & Development LLC Second Lien
6.500%, 05/16/21(H)	1,475	1,434
CITGO Petroleum, Term Loan B 2015
8.500%, 05/12/18	3,734	3,786
Crestwood Term Loan B-1
8.000%, 06/19/19	965	965
EMG Utica Term Loan
3.750%, 03/27/20(H)	2,087	2,092
Energy Transfer Equity LP Term Loan B (2017)
2.750%, 01/31/24(H)	7,780	7,755
Euro Garage Limited, Term Loan
6.091%, 01/27/23(H)	2,000	2,508
Frac Tech International Term Loan B - 2014
4.750%, 04/16/21(G)(H)	2,351	2,040
Gavilan Resources Second Lien
6.000%, 02/24/24(H)	1,370	1,353
Hi-Crush Partners Term Loan B
3.750%, 04/28/21	593	569
KCA Deutag Term Loan
5.750%, 05/15/20(H)	1,275	1,213
MEG Energy, Term Loan B
3.500%, 12/31/23	760	760
Motor Fuel, Term Loan
6.000%, 08/05/22(H)	2,000	2,516
New World Resources, Term Loan
13.000%, 10/07/17 (G)	214	—
Paradigm Term C Loan
3.500%, 07/30/19	137	111
Philadelphia Energy Solutions Term Loan
5.000%, 04/04/18	286	259
Sheridan Production Partners Term Loan II-A
3.500%, 12/16/20(G)	76	62
Sheridan Production Partners Term Loan II-M
3.500%, 12/16/20(G)	28	23
Sheridan Production Partners Term Loan II-SIP
3.500%, 12/16/20(G)	546	448
Templar Energy LLC Common
0.000%,	105	778
Western Refining Term Loan B
4.250%, 11/12/20	275	275
Western Refining Term Loan B-2
4.500%, 06/23/23	620	620

Total Energy		35,798

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Financial [2.3%]
Accelya International Term Loan
0.000%, 03/29/24	$2,000	$1,990
Altisource Term Loan B
3.500%, 12/09/20	483	467
Aretec Group, Term Loan
0.000%,	3	44
Aretec Group, Term Loan
8.000%, 11/23/20	497	501
Aretec Group, Second Lien
5.500%, 05/23/21	1,591	1,511
Aruba Investments, 1st Lien
4.250%, 02/02/22	983	1,048
Asurion, LLC (fka Asurion), Replacement B-2 Term Loan
3.250%, 07/08/20	3,365	3,383
Asurion, LLC (fka Asurion), Second Lien
7.500%, 03/03/21	5,520	5,582
Asurion, LLC (fka Asurion), Term Loan B-4 (New)
3.250%, 08/04/22	2,574	2,585
Asurion, LLC (fka Asurion), Term Loans - PIK
9.000%, 08/31/21	1,890	1,963
Avolon, Term Loan B-2
2.750%, 03/20/22(H)	2,435	2,467
Dubai World, Term Loan
4.750%, 09/30/22(G)	18,970	16,029
2.000%, 09/30/18	6,836	5,994
EVO Payments International Second Lien
9.000%, 12/08/24(H)	125	125
EVO Payments International Term Loan B
5.000%, 12/08/23(H)	655	660
Freedom Mortgage, Term Loan B
5.500%, 02/17/22	525	532
Grosvenor Capital, Term Loan
3.000%, 08/18/23	—	—
Hub International Holdings Initial Term Loan
3.000%, 10/02/20(H)	—	—
iStar Financial, Term Loan B
3.750%, 07/01/20	2,064	2,082
LPL Holdings, Term Loan B
2.500%, 03/08/24	300	300
Ocwen Financial Term Loan
5.000%, 12/07/20(H)	1,294	1,303
Optimal Payments Ltd., Term Loan
4.000%, 01/22/21	2,000	2,139
Russell Investments Term Loan B
5.750%, 06/01/23(H)	852	861
Tackle Term Loan B, 1st Lien
0.000%, 08/08/22(H)	500	533
Victory Capital Management Term Loan B
7.500%, 10/29/21	751	758
Virtu Financial LLC (aka VFH) Term Loan B
3.500%, 10/27/22	963	965
Vistra Group, Ltd., Term Loan
4.750%, 07/21/22(H)	988	1,061
Walter Investment Management Term Loan B
3.750%, 12/18/20	2,305	1,983

Total Financial		56,866

Food and Drug [0.4%]
Albertsons, LLC 2016-1 Term B-6 Loan
3.250%, 06/22/23	2,280	2,291
Albertsons, LLC Term Loan B4
3.000%, 08/25/21	995	999
Rite Aid, Second Lien - Tranche 1 Term Loans
4.750%, 08/21/20	1,085	1,086
Rite Aid, Second Lien - Tranche 2 Term Loans
3.875%, 06/21/21	440	441
Solina Group Term Loan
4.750%, 12/16/22	2,000	2,141
Soppa Holdings, Term Loan
3.750%, 08/23/21(H)	2,000	2,141

Total Food and Drug		9,099

Food/Tobacco [0.6%]
Agrokor
10.500%, 06/04/18(H)	6,917	406
Amplify Snack Brands, Inc. Term Loan B
5.500%, 09/02/23	1,080	1,047
Burger King (1011778 B.C. / New Red) Term Loan B-3
2.250%, 02/17/24(H)	4,521	4,523

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Deoleo, S.A. (Deoleo USA, Inc), Initial Term Loan,
4.500%, 06/02/21(H)	$3,000	$2,356
JBS USA LLC Term Loan B (2017)
2.500%, 10/30/22	1,780	1,786
Landry’s, Term Loan B (2016)
3.250%, 10/04/23	321	323
Milk Specialties Term Loan
4.000%, 08/16/23	1,020	1,028
NPC International, Second Lien
7.500%, 04/03/25(H)	115	116
NPC International, Inc. Term Loan B
3.500%, 04/03/24(H)	320	322
United Biscuits, Term Loan
4.837%, 12/10/21(H)	1,000	1,254
US Foods, Term Loan B
2.750%, 06/27/23	1,409	1,421

Total Food/Tobacco		14,582

Forest Prod/Containers [0.5%]
Anchor Glass Container, Term Loan (Second Lien)
7.750%, 12/07/24	85	86
Anchor Glass Container, Term Loan B
3.250%, 12/07/23	658	662
Berry Plastics Corp. Term Loan I
2.500%, 10/01/22	553	557
Berry Plastics Corp. Term Loan J
2.500%, 01/13/24	390	392
Berry Plastics Corp. Term Loan K
2.250%, 02/08/20	790	794
BWAY Holding Company Term Loan B
3.250%, 04/03/24(H)	2,330	2,323
Caraustar Industries, Inc. Term Loan B (2017)
5.500%, 03/09/22	1,460	1,471
CD&R Millennium LLC (Mauser) First Lien Term Loan
3.500%, 07/31/21	—	—
CD&R Millennium LLC (Mauser) Second Lien
7.750%, 07/31/22	820	821
Oak Tea, Term Loan
4.250%, 07/02/21	265	285
Pfleiderer Term Loan, 1st Lien
0.000%, 04/04/24(H)	560	596
ProAmpac Term Loan B
4.000%, 11/20/23(H)	908	914
Reynolds Group Holdings Incremental US Term Loans
3.000%, 02/05/23	1,922	1,928
Signode Industrial Group US Inc. Term Loan B
3.000%, 05/01/21	1,773	1,775

Total Forest Prod/Containers		12,604

Gaming/Leisure [2.3%]
Amaya Initial Term Loan B-3
3.500%, 08/01/21	1,497	1,499
Apple Leisure Group (Casablanca) Term Loan
4.750%, 03/31/24(H)	575	572
Belmond Interfin Ltd. Term Loan
3.000%, 03/19/21	388	388
Boyd Gaming, Term Loan B (2017)
2.500%, 09/15/23(H)	565	568
Caesars Entertainment Op Co Prop Co, Term Loan
6.000%, 10/11/20	3,467	3,483
Caesars Entertainment Op Co, Term Loan B-5
5.750%, 10/31/17(H)	2,550	2,870
Caesars Entertainment Op Co, Term Loan B-6 Extended
6.750%, 03/01/18(C)(H)	5,761	6,658
Caesars Entertainment Op Co, Term Loan B7
8.750%, 03/01/17(H)	1,770	2,152
CCM Merger (Motor City), Term Loan B - new
3.250%, 08/06/21	1,404	1,411
Cyan Blue Holdco 2 Limited, Initial Term Loan, 1st Lien
6.500%, 02/25/22	2,000	2,529
Diamond Resorts Corp Term Loan B
6.000%, 09/02/23	2,731	2,750
Eldorado Resorts, Term Loan B
2.250%, 03/16/24(H)	1,465	1,461

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Equinox Holdings, Second Lien
7.000%, 03/03/25	$180	$182
ESH Hospitality, Term Loan B
2.500%, 08/20/23	1,493	1,499
Four Seasons Holdings, Term Loan (12/13)
3.000%, 11/30/23	—	—
3.000%, 11/30/23	1,237	1,249
Gateway Casinos & Entertainment Term Loan B-1
3.750%, 02/22/23(H)	235	237
Global Cash Access Term B Loan
5.250%, 12/18/20	1,095	1,106
GLP Capital LP (Gaming & Leisure) Incremental Tranche A-1
1.750%, 04/29/21	4,635	4,583
Greektown Holdings Term Loan B
3.000%, 03/21/24(H)	1,000	999
Hilton Worldwide Finance, LLC. Term Loan B-2
2.000%, 10/25/23(H)	8,720	8,780
La Quinta Intermediate Holdings Term Loan B
2.750%, 04/14/21	411	414
Las Vegas Sands Term Loan B (2017)
2.000%, 03/29/24(H)	388	388
MGM Growth Properties Term Loan B
2.500%, 04/25/23(C)	1,080	1,084
MGM Resorts Term Loan A
2.250%, 04/23/21	716	716
Mohegan Tribal Gaming Term Loan B (2016)
4.500%, 10/13/23(H)	1,348	1,349
Park Resorts Term Loan, 2nd Lien
0.000%, 12/31/49(H)	1,500	1,889
Penn National Gaming Term Loan B
2.500%, 01/12/24	235	236
Playa Resorts Holding Term Loan B
3.000%, 08/09/19	342	342
Scientific Games, Term Loan B-3
4.000%, 10/01/21	1,342	1,359
Station Casinos Term Loan B
2.500%, 06/08/23	288	288
Tipico, Term Loan
5.000%, 04/27/22	1,500	1,599
UFC Holdings (Buyer) Second Lien
7.500%, 08/18/24	215	219
UFC Holdings (Buyer) Term Loan B - 2023
3.250%, 08/18/23	507	510
Wynn America Tranche A Term Loans
1.750%, 11/19/20	380	377

Total Gaming/Leisure		55,746

Healthcare [3.0%]
Albany Molecular Research Term Loan B
4.750%, 07/16/21	452	454
Apollo 5 GmbH, Facility B (Dragenopharm), 1st Lien
5.000%, 09/29/20	2,000	2,078
Ardent Legacy Holdings Term Loan B
5.500%, 08/04/21(H)	1,192	1,189
CDRH (Healogics) Term Loan B
4.250%, 07/01/21	322	299
Cerba Healthcare Term Loan, 1st Lien
5.000%, 03/21/24(H)	1,000	1,061
Change Healthcare Holdings, Term Loan B
2.750%, 03/01/24(H)	5,335	5,342
Coherent Holding, Term Loan
3.500%, 08/01/23	2,000	2,164
Cole-Parmer Term Loan B
4.000%, 03/17/24(H)	390	392
Community Health Systems, Term Loan A - 2019
2.500%, 01/25/19	2,850	2,844
Community Health Systems, Term Loan G
2.750%, 12/25/19	1,767	1,754
Community Health Systems, Term Loan H
3.000%, 01/15/21(H)	5,097	5,024
Concordia Healthcare Initial Dollar, Term Loan
4.250%, 10/21/21(H)	1,978	1,381

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
ConvaTec Healthcare Term B Loan
2.500%, 10/25/23	$280	$282
Endo Pharmaceutical Term Loan B
3.000%, 09/26/22(H)	1,064	1,062
Etypharm Term Loan, 1st Lien
0.000%, 07/21/23(H)	1,000	1,259
Explorer Holdings Term Loan B
5.000%, 05/02/23	372	376
Gesundheits, Term Loan
4.750%, 07/25/21	1,000	1,074
Greatbatch, Ltd. Term Loan B (2017)
3.500%, 10/27/22	1,646	1,644
Grifols, Inc Term Loan B (2017)
2.250%, 01/24/25	3,295	3,299
Halyard Health, Cov-Lite, Term Loan B, 1st Lien
0.000%, 11/01/21(H)	765	771
HCA Inc Term Loan B-8
2.250%, 02/15/24	2,713	2,735
HCA Inc Term Loan B-9
2.000%, 03/18/23	1,876	1,884
Iasis Healthcare, Term Loan B - 2013
3.250%, 05/03/18	2,248	2,247
Indivior Finance S.Ã r.l. Term Loan B
6.000%, 12/19/19	1,848	1,857
inVentiv Health, Term Loan B
3.750%, 11/09/23	399	400
Kindred Healthcare, Term Loan B
3.500%, 04/09/21	797	796
Kinetic Concepts Term Loan B (2017)
3.250%, 01/31/24	960	960
Lannett Company, Term Loan A
4.750%, 11/25/20(H)	2,037	2,006
Lannett Company, Term Loan B
5.375%, 11/25/22	594	591
Mallinckrodt plc Term Loan B (2017)
2.750%, 09/24/24(H)	305	305
MultiPlan Inc Term Loan B
3.750%, 06/07/23(H)	3,787	3,833
Novacap, Term Loan
5.000%, 04/28/23(H)	1,000	1,075
Pharmaceutical Product Development, Inc. Term Loan
3.250%, 08/18/22	257	258
Quintiles IMS, Term Loan B-1
2.000%, 03/03/24	392	396
Quorum Health Term Loan B
5.750%, 04/29/22(H)	346	337
Royalty Pharma (aka RPI) Term Loan B-5
2.500%, 10/14/22(H)	1,425	1,428
Royalty Pharma (aka RPI) Term Loan B-6
2.000%, 03/23/23	2,295	2,300
Royalty Pharma (aka RPI) Term Loan B-6 Delayed Draw
2.000%, 03/23/23(H)	75	75
Siemens Audiology Term Loan
4.250%, 01/17/22(H)	980	1,058
Sunrise Medical, Cov-lite Term Loan
5.000%, 07/05/22	303	324
Sunrise Medical, Lien 1 Term Loan B
5.000%, 07/05/22	2,197	2,346
Team Health Term Loan
2.750%, 01/12/24	620	615
Unilabs Diagnostics, Cov-lite, Term Loan B, 1st Lien
4.250%, 09/27/21(H)	2,500	2,644
Unither Term Loan B, 1st Lien
4.000%, 02/01/24	1,500	1,616
Valeant Pharmaceuticals International Series F-1 Tranche B Term Loan
4.750%, 04/01/22(H)	4,765	4,776
Valeant Pharmaceuticals International, Series A-4 Tranche A Term Loan
4.530%, 04/01/20(H)	469	469
Vedici Group, Term Loan
0.000%, 10/31/22(H)	2,000	2,143

Total Healthcare		73,223

Housing [0.5%]
ABC Supply Company Term Loan B - new
2.750%, 10/31/23	1,260	1,262
Capital Automotive LP Second Lien (2017)
6.000%, 03/21/25	4,325	4,368

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Capital Automotive LP Term Loan B (2017)
3.000%, 03/21/24	$2,380	$2,404
DTZ US Borrower LLC 2015-1 Additional Term Loan (First Lien)
3.250%, 11/04/21	4,526	4,549
DTZ US Borrower LLC, Second Lien
9.289%, 11/04/22	89	89
Quikrete Holdings, Term Loan B
3.250%, 11/15/23	364	367

Total Housing		13,039

Industrials [0.2%]
Delachaux, Term Loan
5.250%, 09/25/21	360	449
IVC Term Loan B, 1st Lien
0.000%, 01/25/24	1,000	1,259
Xella Term Loan B, 1st Lien
0.000%, 02/02/24(H)	2,500	2,665

Total Industrials		4,373

Information Technology [2.4%]
Aricent Technologies Term Loan
4.500%, 04/14/21	570	570
Arris Group, Term Loan A
1.750%, 06/18/20	281	276
Arris Group, Term Loan B 2015
2.750%, 04/17/20	719	723
Avaya, Term B-6 Loans
5.500%, 03/31/18	908	721
Avaya, Term Loan B-7
5.250%, 04/30/20(H)	2,106	1,675
Blackboard, Term Loan B-4
5.000%, 06/30/21	908	903
Cavium, Term Loan B (2017)
2.250%, 08/16/22	638	641
CCC Information Second Lien
6.750%, 04/24/25(H)	75	74
CCC Information Term Loan B
3.000%, 04/24/24(H)	225	224
Cologix Delay Draw
3.000%, 12/09/21(H)	65	65
Cologix Second Lien
7.000%, 03/20/25(H)	100	100
Cologix Term Loan B
3.000%, 03/20/24(H)	325	325
CompuCom Systems, Inc. Term Loan B
3.250%, 05/09/20	79	65
Computer Sciences Government Services, Term Loan B
2.500%, 11/30/23	516	520
Compuware Corporation Term Loan B-3
4.250%, 12/15/21	370	371
Cortes NP Acquisition (Vertiv) Term Loan B (2017)
4.000%, 11/30/23	1,176	1,187
Cypress Semiconductor Corporation Term Loan B
3.750%, 07/05/21	634	639
Dell Term A2 Loan
2.250%, 09/07/21(H)	3,343	3,340
Dell Term A3 Loan
2.000%, 12/31/18	2,030	2,031
Dell Term Loan B (2017)
2.500%, 09/07/23	4,799	4,815
EIG Investors, Term Loan
5.000%, 02/09/23	583	587
Epicor Software Corporation Term Loan B-1
4.000%, 06/01/22	698	699
Equinix, Cov-Lite, Term Loan B, 1st Lien
0.000%, 12/07/23(H)	2,500	2,689
Globallogic Holdings Inc, Term Loan B
4.500%, 06/20/22	445	446
Imagine Print Solutions, Inc Term Loan B
6.000%, 03/30/22	332	334
Infinitas, Term Loan
5.500%, 02/05/23(H)	2,000	2,165
Inovalon Holdings Term Loans
1.250%, 09/19/19	2,753	2,649
Internap Term Loan
6.000%, 11/26/19	297	297
ION Trading Technologies S.A.R.L., Tranche B-1 Euro Term Loan,
4.500%, 06/10/21	1,632	1,754
iParadigms Holdings LLC First Lien Term Loan
4.000%, 07/30/21	119	118
IPC,Term B-1 Loans
4.500%, 08/06/21(H)	828	770
JDA Software Group, (RP Crown) Term Loan B
3.500%, 10/12/23	284	286

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
LANDesk Software Term Loan B
4.250%, 01/20/24	$650	$653
Leidos (Abacus Innovations), Term Loan B
2.250%, 08/16/23	569	573
LGC Science Holdings Term Loan
3.750%, 03/08/23	1,285	1,380
Lionbridge Technologies Term Loan B
5.500%, 02/06/24	315	314
Oberthur, Cov-Lite, Term Loan B-1, 1st Lien
3.750%, 12/14/23(H)	764	815
Oberthur, Cov-Lite, Term Loan B-2, 1st Lien
3.750%, 12/14/23(H)	1,236	1,318
On Semiconductor Loan
1.750%, 01/02/18	248	248
Optiv Security Second Lien
7.250%, 01/19/25	155	157
Optiv Security Term Loan
3.250%, 01/19/24	760	763
Presidio, Term B Loan
3.250%, 02/02/22	1,261	1,273
Quest Software (Seahawk) Term Loan B
6.000%, 10/31/22	244	248
Rackspace Hosting, Term Loan B
3.500%, 11/03/23(H)	978	984
RAET, Term Loan
4.250%, 07/01/21	1,500	1,605
Redtop, 1st Lien
4.000%, 12/03/20	1,000	1,075
Riverbed Technology, First Amendment Term Loan
3.250%, 04/25/22(H)	6	6
Salient CRGT Inc Term Loan B
5.750%, 02/27/22	455	447
Sirius Computer Solutions (SCS) Term Loan B
4.250%, 10/30/22	483	487
SolarWinds Term Loan
3.500%, 02/05/23	427	427
Solera Term Loan B
3.250%, 03/03/23(H)	2,030	2,038
Solera, LLC (Solera Finance), Euro Term Loan, 1st Lien
5.750%, 03/03/23(H)	1,990	2,147
Sophia LP Term Loan B
3.250%, 09/30/22	232	232
Southern Graphics, Term Loan - 2013
3.250%, 10/17/19	200	201
SS&C Technologies Term Loan B-1 (new)
2.250%, 07/08/22	1,684	1,692
SS&C Technologies Term Loan B-2 (new)
2.250%, 07/08/22	144	145
Synchronoss Technologies Term Loan B
2.750%, 01/12/24	385	382
TTM Technologies Term Loan
4.250%, 05/31/21	984	999
Vertafore, (VF Holding) Term Loan (2016)
3.250%, 06/30/23(H)	1,189	1,194
Webhelp Term Loan
4.250%, 03/16/23(H)	1,000	1,078
Webhelp Term Loan B, 1st Lien
4.250%, 12/31/49(H)	1,500	1,886
Western Digital, Term Loan A
2.000%, 04/29/21	1,000	1,003
Western Digital, Term Loan B-2
2.750%, 04/29/23	865	870
Xerox Business Services (Conduent) Term Loan B
5.500%, 12/07/23	743	751

Total Information Technology		59,450

Manufacturing [0.5%]
Alpha 3 Term Loan B-1
3.000%, 01/31/24	380	381
Bright Bidco Term Loan B
4.500%, 03/17/24(H)	1,170	1,177
Columbus Mckinnon Term Loan B
3.000%, 01/20/24	369	372
Diebold, Term Loan B
4.500%, 11/06/23	636	645
Dynacast International LLC Term Loan B-1
3.250%, 01/28/22(H)	811	813
Flex Acquisition Company, (Novolex) Initial Term Loan
3.250%, 12/29/23	240	241
Gates Global LLC Term Loan B
3.250%, 07/06/21(H)	1,883	1,885

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Keurig Green Mountain, Inc Term Loan A
1.750%, 03/03/21	$2,181	$2,178
LTI Boyd, Second Lien
9.250%, 04/14/23	335	318
Manitowoc Term Loan B
3.000%, 03/03/23	829	837
Milacron, Term Loan B (2017)
3.000%, 09/28/23	314	316
Otter Products, LLC Term Loan B
4.750%, 06/03/20(H)	1,467	1,446
Ravago Holdings America, Inc. Term Loan B (2016)
3.250%, 07/13/23	447	449
Safway Group Holding LLC Term Loan B
4.750%, 08/21/23	597	603

Total Manufacturing		11,661

Metals/Minerals [0.4%]
Arch Coal, Term Loan B
4.000%, 02/28/24	640	638
Atkore International, Term Loan (2016)
3.000%, 12/15/23(H)	1,706	1,716
Atlas Iron Limited Term Loans
4.330%, 05/06/21(G)	57	54
Contura Energy, Term Loan B
5.000%, 03/13/24	780	770
Fairmount Minerals, Ltd. New Term Loan B-2
3.500%, 09/05/19	587	574
Foresight Energy LLC Term Loan B
5.750%, 03/16/22(H)	1,170	1,138
Fortescue Metals Group (FMG) Cov-Lite Term Loan
2.750%, 06/30/19(C)(H)	2,212	2,224
Global Brass and Copper, Term Loan B
4.250%, 07/18/23	338	343
Peabody Energy, Exit Term Loan
4.500%, 02/08/22(H)	395	394
SLV, Term Loan B, 1st Lien
4.250%, 12/13/23(H)	1,000	1,072
US Silica Add-On Term Loan
3.500%, 07/23/20	623	623
US Silica Term Loan B
3.000%, 07/23/20	214	214
Zekelman Industries (fka JMC Steel) Term Loan B
3.750%, 06/14/21	661	670

Total Metals/Minerals		10,430

Publishing [0.1%]
Springer Science and Business Media, Term Loan
3.750%, 06/15/20	1,990	2,118

Real Estate [0.1%]
Flamingo LUX II, Senior Facility B, 1st Lien
4.250%, 07/28/23	1,482	1,592

Retail [1.5%]
Abercrombie & Fitch Management Co. Term Loan B
3.750%, 08/07/21	1,068	1,025
Action Netherland, Term Loan B, 1st Lien
4.250%, 02/25/22(H)	1,000	1,082
AS Adventure, Term Loan
5.617%, 04/12/22(H)	1,000	1,140
AS Adventure, Term Loan B
5.000%, 04/01/22(H)	2,000	2,048
Ascena Retail Group Tranche B Term Loan
4.500%, 08/21/22(H)	1,073	963
Bass Pro Group Term Loan B
5.000%, 12/16/23(H)	1,160	1,116
Belk, Term Loan
4.750%, 12/12/22(H)	795	669
CWGS Group, LLC Term Loan B - 2023
3.750%, 11/08/23(H)	1,403	1,408
Dollar Tree, Term Loan B-2 - Fixed TL
4.250%, 07/06/22	4,210	4,242
Dunmen Orange, Term Loan
5.000%, 12/02/22(H)	3,000	3,172
Harbor Freight Tools USA, Term Loan
3.250%, 08/18/23	433	432
Hudson’s Bay, Term Loan B - 2022
3.250%, 09/30/22	2,335	2,235
J Crew Group, Term Loan B
3.000%, 03/05/21	1,214	735

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
JC Penney Term Loan B
4.250%, 06/23/23	$2,585	$2,565
Kate Spade & Company Term Loan B
3.000%, 04/09/21	263	263
Men’s Wearhouse, Term Loan B
3.500%, 06/18/21	411	389
Men’s Wearhouse, Term Loan B1 (Fixed)
5.000%, 06/18/21	915	860
Neiman Marcus (fka Mariposa) New Term Loan
3.250%, 10/25/20(H)	775	622
Pam, Term Loan
5.395%, 06/20/22	1,000	1,261
Sears Roebuck Acceptance, Term Loan
7.500%, 07/20/20	742	748
Sears Roebuck Acceptance, Term Loan B
4.500%, 06/30/18(H)	2,389	2,357
Toys R Us, Initial Term Loan
5.000%, 08/21/19	3,378	3,226
Toys R Us-Delaware, FILO CAD Term Loan
7.250%, 10/24/19	348	347
Toys R Us-Delaware, FILO US Term Loan
7.250%, 10/24/19	432	430
Toys R Us-Delaware, Term B-3 Loan
3.750%, 05/25/18	90	83
Toys R Us-Delaware, Term Loan B-2
3.750%, 05/25/18	1,561	1,423
Toys R Us-Delaware, Term Loan B4
8.750%, 04/24/20	1,040	825

Total Retail		35,666

Service [2.1%]
AHT Cooling
4.271%, 11/19/20(H)	976	1,033
AI Avocado BV
4.000%, 10/08/21	1,000	1,059
4.250%, 09/17/21(H)	1,000	1,061
American Teleconferencing Services Term Loan B
6.500%, 12/08/21(H)	280	278
Busy Bees Nurseries Ltd., Term Loan
4.750%, 04/29/22(H)	1,000	1,252
Callcredit Information Group, 1st Lien
5.020%, 02/12/21(H)	2,797	3,485
Casella Waste Systems Term Loan B
3.000%, 10/17/23	165	165
Coinstar (Outerwall) Term B Loan (First Lien)
4.250%, 09/27/23	363	366
Daseke Delay Draw
5.500%, 02/03/24(H)	99	99
Daseke Term Loan B
5.500%, 02/03/24	246	248
DigitalGlobe, Term Loan
2.750%, 01/15/24	404	405
Dorna Sports, Term Loan
3.500%, 04/30/21	1,883	2,004
Environmental Resources, Term Loan
8.000%, 05/09/22	1,000	903
5.000%, 05/14/21	3,500	3,272
Evertec Group, LLC Term A Loan
2.250%, 04/17/18	72	71
First Data, Term Loan
3.000%, 03/24/21	4,056	4,086
First Data, Term Loan B (2016)
3.000%, 07/10/22	4,210	4,241
Gartner, Term Loan A
2.000%, 03/16/22(H)	730	733
Gartner, Term Loan B
2.000%, 03/16/24(H)	680	685
Geo Group Term Loan B
2.250%, 03/16/24(H)	390	392
GFL Environmental Term Loan B
2.750%, 09/29/23	403	404
Hertz, Term Loan B1
2.750%, 06/30/23(H)	259	259
Hotelbeds Group, Term Loan
6.250%, 05/31/23(H)	1,000	1,081
Hotelbeds Group, Term Loan, 1st Lien
6.250%, 09/12/23	1,000	1,081
Infor Term Loan, 1st Lien
0.000%, 06/02/20	2,000	2,147
iQor US, Term Loan B
5.000%, 04/01/21 (G)	1,666	1,618

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Kar Holdings, Term Loan B-3
3.500%, 03/09/23	$2,970	$3,001
LS Deco LLC (Leighton) Term Loan B
3.500%, 05/21/22(H)	270	271
OGF Term Loan B, 1st Lien
0.000%, 10/30/20(H)	1,500	1,606
Prime Security Services Term B-1 Loans
3.250%, 05/02/22	873	881
Redbox Automated Retail Term Loan
7.500%, 09/27/21	517	516
Sedgwick, 2016 Replacement Term Loans
3.250%, 03/01/21	119	120
Sedgwick, First Lien Term Loan
2.750%, 03/01/21	1,464	1,462
Sedgwick, Second Lien
5.750%, 02/28/22(H)	825	823
Sedgwick, Second Lien - Add-On
5.750%, 02/28/22	925	923
Spin Holdco (Coinmach) Term Loan B
3.250%, 11/14/19	47	47
St. George’s University Scholastic Services Term Loan B
5.250%, 07/06/22	245	248
Sutherland Global Services Initial Cayman Term Loan
5.000%, 04/23/21	378	365
Sutherland Global Services Initial US Term Loan
5.000%, 04/23/21	1,623	1,570
TKC Holdings, Second Lien
7.500%, 02/01/24(H)	240	240
TKC Holdings, Term Loan B
3.750%, 02/01/23	470	474
TMF Group, Term Loan B, 1st Lien
4.000%, 09/29/23(H)	1,000	1,076
TransUnion LLC Term Loan B-2
2.500%, 04/09/23	555	558
Travelport Term Loan C
3.250%, 09/02/21	2,500	2,517
USIC Holdings, Term Loan
3.750%, 12/08/23	284	286
Verisure Holdings Term Loan
3.750%, 10/21/22(H)	1,000	1,069
Vivid Seats LLC Term Loan B
5.750%, 10/12/22	410	411
Weight Watchers International, Term Loan B-2
3.250%, 04/02/20(H)	1,236	1,149
Worldwide Express Term Loan
4.500%, 02/03/24	210	211

Total Service		52,252

Sovereign [0.3%]
Arab Republic of Egypt
1.884%, 01/04/21(G)	2,117	1,932
Republic of Angola, Term Loan
7.570%, 12/06/20(G)	6,125	5,451

Total Sovereign		7,383

Telecommunications [1.6%]
Alorica, Term Loan B
4.750%, 06/30/22	138	139
Altice Financing Term Loan B
3.000%, 01/15/25	2,683	2,678
Altice Financing Term Loan B (2017)
2.750%, 06/22/25(H)	1,170	1,170
Altice Financing, Term Loan
4.000%, 07/24/23(H)	1,980	2,113
Cable & Wireless Communications PLC (Sable) Term B-1 Loan
4.750%, 01/03/23	645	650
Colorado Buyer Second Lien
7.250%, 03/15/25(H)	295	296
Colorado Buyer Term Loan B
3.000%, 03/15/24(H)	390	392
Communications Sales & Leasing, New Term Loan B
3.000%, 10/24/22(H)	392	391
Eircom Term Loan, 1st Lien
4.000%, 03/08/24(H)	2,500	2,658
Eircom, Term Loan
4.000%, 05/31/22	2,599	2,763
Genesys Term Loan
5.000%, 12/01/23	2,000	2,158
Go Daddy Delay Draw
2.500%, 02/15/24(H)	451	451
Go Daddy Initial Term Loan
2.500%, 02/15/24(H)	339	340

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Hargray Communications Group, Term Loan B
3.000%, 03/24/24(H)	$680	$681
Level 3 Communications Term Loan B (2017)
2.250%, 02/22/24	7,105	7,114
Neustar Second Lien
8.000%, 02/28/25(H)	295	298
Neustar Term Loan B-2
3.750%, 02/29/24(H)	740	748
Numericable U.S. LLC (SFR) Term Loan B-10
3.250%, 01/14/25(H)	1,955	1,955
Numericable U.S. LLC (SFR) Term Loan B-11
2.750%, 06/22/25(H)	2,350	2,340
0.000%, 06/22/25(H)	2,500	2,651
Numericable U.S. LLC (SFR) Term Loan B-7
4.250%, 01/15/24	2,387	2,389
Telenet International, Term Loan
3.500%, 01/31/25(H)	2,000	2,128
WestCorp Term Loan B12
2.500%, 06/17/23(H)	154	154
WestCorp Term Loan B14
2.500%, 06/17/21(H)	562	562
Zayo Group LLC Term Loan B-2 (2017)
2.500%, 01/19/24	1,960	1,967

Total Telecommunications		39,186

Textile & Apparel Mfg. [0.0%]
Vivarte, 1st Lien
4.000%, 10/29/19(H)	1,071	882

Transportation [0.6%]
Allison Transmission, Term Loan B-3
2.000%, 09/23/22(H)	1	1
American Axle & Manufacturing, Term Loan
2.250%, 03/10/24(H)	860	859
Caliber Collision Delay Draw
0.000%, 02/01/24(H)	61	62
Caliber Collision Term Loan B
3.000%, 02/01/24	614	617
Ceva Term Loan
3.750%, 06/30/21	1,000	1,075
Commercial Barge Line Company Term Loan B 2022
8.750%, 11/12/20	527	482
Federal-Mogul Term Loan C
3.750%, 04/15/21(H)	3,059	3,047
Harvey Gulf Int’l Marine Term Loan A
4.250%, 06/18/18(H)	1,654	1,435
Harvey Gulf Int’l Marine Term Loan B
4.500%, 06/18/20(H)	805	562
K&N Parent Initial Term Loan
4.750%, 10/20/23	244	245
K&N Parent Second Lien
8.750%, 10/19/24	165	163
Kenan Advantage Group, US Term Loan
3.000%, 07/23/22	195	195
MPG Holdco (Metaldyne) Term Loan B - new
2.750%, 10/20/21	348	348
Navios Maritime Midstream Partners LP Term Loan
4.500%, 06/18/20(G)	467	464
Navios Maritime Partners LP Term Loan B (2017)
5.000%, 09/03/20(G)	1,145	1,131
Navistar Term Loan B (2017)
4.000%, 08/07/20	830	838
OSG Bulk Ships, Initial Term Loan
4.250%, 08/05/19(H)	829	821
Sage Automotive Holdings (Clearlake) Term Loan - 2022
5.000%, 11/08/22	768	770
Tower Auto Holdings Term Loan B (2024)
2.750%, 03/07/24	1,080	1,075
Wabash National, Term Loan B-3
2.750%, 03/18/22	486	488

Total Transportation		14,678

Utility [1.2%]
Aria Energy Operating LLC Term Loan B
4.500%, 05/27/22(H)	382	384
Atlantic Power Term Loan
5.000%, 04/13/23	418	421

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Bronco Midstream Funding, LLC Term Loan B
4.000%, 08/17/20	$2,237	$2,242
Calpine Bridge Facility
1.750%, 11/30/17(H)	287	287
Calpine Construction TL B1 (2020)
2.250%, 05/03/20	80	80
Calpine Term Loan
2.750%, 01/15/24	499	501
Calpine Term Loan B-7
2.750%, 05/17/23	476	478
Calpine Term Loan B-8
1.750%, 12/26/19	190	190
Dynegy, Tranche C-1 Term Loan
3.250%, 06/27/23(H)	2,680	2,685
Eastern Power, LLC (TPF II) Term Loan
4.000%, 10/02/23(H)	1,006	1,009
EFS Cogen Holdings I LLC Term Loan B
3.500%, 06/28/23	515	519
Empire Generating, LLC Term Loan B
4.250%, 03/14/21(H)	1,608	1,599
Empire Generating, LLC Term Loan C
4.250%, 03/14/21(H)	151	150
Helix Gen Funding, LLC Term Loan B
3.750%, 03/10/24(H)	310	314
Longview Power Term Loan B
6.000%, 04/13/21	1,577	1,322
Morrison Utility, Term Loan B, 1st Lien
5.500%, 09/13/23	2,000	2,506
MRH, Term Loan B-2, 1st Lien
4.000%, 12/06/23(H)	1,000	1,078
MRP Generation Holdings, LLC (TPF) Term Loan B (2016)
7.000%, 10/18/22(H)	1,613	1,602
NRG Energy Inc Term Loan B
2.250%, 06/30/23	4,744	4,761
Power Buyer, LLC Second Lien
7.250%, 11/06/20	765	761
Power Buyer, LLC Term Loan
3.250%, 05/06/20(H)	1,306	1,305
Summit Midstream Partners Term Loan B
6.000%, 05/16/22	2,050	2,086

Description	Face Amount (000)/ Acquisition Cost (000)	Value (000)
Talen Energy Supply Term Loan B
5.000%, 12/06/23	$299	$301
Vistra Operations LLC 2016 Incremental, Term Loan
3.250%, 12/14/23	613	614
Vistra Operations LLC, Term Loan
2.750%, 08/04/23(H)	2,384	2,378
Vistra Operations LLC, Term Loan C
2.750%, 08/04/23(H)	545	544
Viva Alamo LLC Term Loan B
4.250%, 02/22/21(G)	270	257

Total Utility		30,374

Wireless Communications [0.3%]
Sprint Communications Term Loan B
2.500%, 01/31/24(H)	6,215	6,211

Total Loan Participations
(Cost $733,280)		718,242

Life Settlement Contracts(G) (I) (J) [5.8%]
American General Life #460L,
Acquired 05/30/2014*	303	523
American General Life #508L,
Acquired 05/30/2014*	2,595	2,363
American General Life #542L,
Acquired 07/30/2015*	83	1,195
American General Life #634L,
Acquired 05/30/2014*	530	2,153
American General Life #906L,
Acquired 07/30/2015*	479	2,421
American General Life #964L,
Acquired 07/30/2015*	1,459	1,722
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	10,219
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	83
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,592
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	426
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,638
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	3,511

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)	Value (000)
AXA Equitable Life #7857,
Acquired 11/04/2013*	$2,297	$2,496
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,525
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	—
Genworth Life and Annuity #6473,
Acquired 10/19/2016*	740	1,146
Guardian Insurance #0346,
Acquired 11/04/2013*	646	2,848
Hartford Life #4700,
Acquired 11/24/2015*	81	263
Hartford Life #7522,
Acquired 11/24/2015*	805	1,847
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	3,904
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,637
ING Reliastar #3394,
Acquired 05/30/2014*	3,687	3,795
ING Reliastar #4842,
Acquired 11/20/2013*	921	3,695
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,845
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,114
John Hancock #0801,
Acquired 05/30/2014*	1,564	2,041
John Hancock #1929,
Acquired 05/30/2014*	3,812	3,941
John Hancock #5072,
Acquired 05/30/2014*	1,409	2,954
John Hancock #5080,
Acquired 11/19/2013*	313	2,902
John Hancock #5885,
Acquired 05/30/2014*	894	1,416
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,964
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,518
Lincoln National #0019,
Acquired 09/18/2015*	2,460	5,755
Lincoln National #4654,
Acquired 05/30/2014*	721	663
Lincoln National #4754,
Acquired 09/18/2015*	610	3,073
Lincoln National #4754,
Acquired 09/18/2015*	1,029	3,848
Lincoln National #5658,
Acquired 09/18/2015*	329	1,155
Lincoln National #7099,
Acquired 09/18/2015*	1,254	2,723
Lincoln National #8558,
Acquired 09/18/2015*	1,659	3,682
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	4,401
Mass Mutual #5167,
Acquired 05/30/2014*	63	1,094
Mass Mutual #5681,
Acquired 11/05/2013*	288	2,151
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	830
Mass Mutual #6620,
Acquired 11/05/2013*	222	764
Met Life #8MLU,
Acquired 05/30/2014*	1,413	2,388
Pacific Life #7850,
Acquired 05/30/2014*	550	1,441
Penn Life #8183,
Acquired 10/18/2016*	46	109
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,414
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	4,933
Phoenix Life #5715,
Acquired 10/18/2016*	570	1,701
Phoenix Life #6157,
Acquired 10/18/2016*	569	1,743
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	7,539
Phoenix Life #8499,
Acquired 05/30/2014*	756	791
Phoenix Life #8509,
Acquired 05/30/2014*	761	791
Principal Financial #6653,
Acquired 10/30/2013*	306	1,559
Prudential #5978,
Acquired 10/02/2015*	372	1,345
Security Mutual Life #5380,
Acquired 10/30/2013*	410	647
Transamerica #1708,
Acquired 10/28/2013*	957	2,819
Transamerica #3426,
Acquired 11/12/2013*	274	550
Transamerica #8205,
Acquired 10/28/2013*	714	1,722

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)/ Face Amount (000) (1)		Value (000)
Union Central Life #4500,
Acquired 10/30/2013*		$790	$3,554

Total Life Settlement Contracts
(Cost $81,185)			140,882

Sovereign Debt [2.4%]
AES
7.750%, 02/02/24		3,000	3,023
Argentina Paris Club
3.000%, 05/30/21(G)		7,111	6,324
Argentine Republic Government International Bond
10.250%, 02/06/03(D)	EUR	12	15
10.000%, 12/07/04(D)	EUR	1,244	1,460
10.000%, 02/22/07(D)	EUR	25	24
9.500%, 03/04/04(D)	EUR	27	32
9.000%, 01/07/05(D)	EUR	132	125
9.000%, 11/19/08(D) (G)	EUR	15	18
8.750%, 02/04/03(D)	EUR	30	28
8.500%, 02/23/05(D)	EUR	630	663
8.500%, 07/30/10(D)	EUR	34	32
8.125%, 10/04/04(D)	EUR	119	132
8.125%, 04/21/08(D)	EUR	85	81
8.000%, 02/25/02(D) (G)	EUR	2,033	1,410
8.000%, 02/26/08(D)	EUR	114	133
8.000%, 10/30/09(D)	EUR	366	429
7.820%, 12/31/33	EUR	8,945	10,002
7.625%, 08/11/07(D)	EUR	13	12
7.500%, 05/23/02(D) (G)	EUR	52	36
7.125%, 06/10/02(D)	EUR	97	92
7.000%, 03/18/04(D)	EUR	141	150
5.870%, 03/31/23(D)	EUR	28	36
0.000%, 07/22/03(D) (G)	EUR	66	46
0.000%, 12/22/04(D)	EUR	29	27
Bosnia & Herzegovina Government International Bond
0.563%, 12/11/17(C)		729	750
City of Cordoba
7.875%, 09/29/24		3,500	3,474
Eastern and Southern African Trade and Development, MTN
5.375%, 03/14/22		4,050	4,111
Egyptian Paris Club
5.056%, 01/01/21 (G)		10	7
Ghana Government International Bond
8.500%, 10/04/17		100	102
Description	Face Amount (000) (1)/Shares		Value (000)
Ivory Coast Government International Bond
5.750%, 12/31/32(E)		$4,312	$4,000
Province of Salta Argentina
9.500%, 03/16/22		1,677	1,785
Provincia de Buenos Aires
9.250%, 04/15/17		62	62
3.000%, 11/01/17(E)	EUR	5,200	5,409
Provincia de Cordoba
7.450%, 09/01/24(A)		1,700	1,722
Provincia de Entre Rios Argentina
8.750%, 02/08/25		4,000	4,003
Saderea, MTN
12.500%, 11/30/26		4,503	4,503
Ukraine Government International Bond
7.750%, 09/01/19		3,000	3,059
7.750%, 09/01/27		2,000	1,835
3.984%, 05/31/40(C)		925	342

Total Sovereign Debt
(Cost $62,036)			59,494

Closed-End Fund [0.7%]
Stone Ridge Reinsurance Risk Premium Interval Fund(G)		1,699,627	17,574

Total Closed-End Fund
(Cost $17,257)			17,574

Limited Partnership [0.4%]
Financial Services [0.4%]
Cartesian LP * (G)		1	10,755

Total Limited Partnership
(Cost $10,000)			10,755

Convertible Bonds [0.2%]
Coal Mining [0.0%]
New World Resources
4.000%, 10/07/20(G)		$380	—

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/18(G)		1,000	200

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(D) (G)		1,500	15

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)/Shares/ Number of Warrants	Value (000)
Petroleum & Fuel Products [0.2%]
Dana Gas Sukuk
9.000%, 10/31/17	$5,568	$5,121

Total Convertible Bonds
(Cost $8,144)		5,336

Common Stock [0.2%]
Metals & Mining [0.0%]
New World Resources, Cl A * (G)	44,276,198	83

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum *	2,879,160	4,185

Services [0.0%]
A’Ayan Leasing * (G)	1,169,438	122

Total Common Stock
(Cost $5,327)		4,390

Warrants [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $ — * (G)	27,250	2,153
Gulf Keystone Petroleum,
Expires 04/18/17, Strike Price $1.69907* (G)	661,000	6

Total Warrants
(Cost $4,783)		2,159

Asset-Backed Security [0.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(G) (I) (J)	4,499	1,055

Total Asset-Backed Security
(Cost $4,499)		1,055

Description	Shares/Contracts	Value (000)
Short-Term Investments [11.7%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.070%** ‡	11,458,862	$11,459
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	275,499,780	275,500

Total Short-Term Investments
(Cost $286,959)		286,959

Total Investments [100.1%]
(Cost $2,401,995 )		$2,449,183

Purchased Option [0.0%]
Atlas Iron,
Expires 07/22/17 *	1,962,467	$—

Total Purchased Option
(Cost $1)		$—

Percentages are based on net assets of $2,447,089 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $316,932 (000), representing 13.0% of the net assets of the Fund.

(B)	Payment in kind.
(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2017.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Step Bond — The rate reported is the rate in effect on March 31, 2017. The coupon on a step bond changes on a specific date.
(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(G)	Security is considered illiquid. The total market value of such security as of March 31, 2017, was $228,292 (000) and represented 9.3% of net assets of the Fund.
(H)	Unsettled bank loan.
(I)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2017, was $141,937 (000) and represented 5.9% of net assets of the Fund.

(J)	Security is considered restricted. The total market value of such securities as of March 31, 2017, was $141,937 (000) and represented 5.9% of net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LLC — Limited Liability Corporation

LLP — Limited Liability Partnership

LP — Limited Partnership

MLP — Master Limited Partnership

MTN — Medium Term Note

PIK — Payment in Kind

PLC — Public Limited Company

SA — Special Assessment

Ser — Series

SPE — Special Purpose Entity

USD — United States Dollar

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
4/10/17-6/30/17	EUR	140,220	USD	148,931	$(820)
4/10/17-6/30/17	GBP	29,780	USD	36,431	(893)
6/1/17-7/21/17	CHF	8,999	USD	9,205	180
					$(1,533)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Depreciation (000)
Goldman Sachs	$(1,961)	$1,951	$(10)
U.S. Bank	(194,139)	192,616	(1,523)
			$(1,533)

For the period ended March 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,202,337	$—	$1,202,337
Loan Participations	—	716,310	1,932	718,242
Life Settlement Contracts	—	—	140,882	140,882
Sovereign Debt	—	59,487	7	59,494
Closed-End Fund	17,574	—	—	17,574
Limited Partnership	—	10,755	—	10,755
Convertible Bonds	—	5,336	—	5,336
Common Stock	4,307	83	—	4,390
Warrants	2,153	6	—	2,159
Asset-Backed Security	—	—	1,055	1,055
Short-Term Investments	286,959	—	—	286,959
Total Investments in Securities	$310,993	$1,994,314	$143,876	$2,449,183

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$—	$—	$—	$—
Forwards Contracts*
Unrealized Appreciation	—	180	—	180
Unrealized Depreciation	—	(1,713)	—	(1,713)
Total Other Financial Instruments	$—	$(1,533)	$—	$(1,533)

*	Forwards contracts are valued at the unrealized appreciation on the instrument.
(1)

Of the $143,876 (000) in Level 3 securities as of March 31, 2017, $141,937 (000) or 98.7% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2017:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2016	$2,185	$152,481	$10
Accrued discounts/premiums	24	—	—
Realized gain/(loss)	24	12,016	—
Change in unrealized appreciation/(depreciation)	(70)	(3,541)	(3)
Purchases	—	1,926	—
Sales/paydowns	(231)	(22,000)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31 2017	$1,932	$140,882	$7
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(70)	$(3,541)	$(3)

	Investments in Asset-Backed Securities	Total
Beginning balance as of October 1, 2016	$1,316	$155,992
Accrued discounts/premiums	—	24
Realized gain/(loss)	—	12,040
Change in unrealized appreciation/(depreciation)	259	(3,355)
Purchases	—	1,926
Sales/paydowns	(520)	(22,751)
Transfers into Level 3	—	0
Transfers out of Level 3	—	0
Ending balance as of March 31 2017	$1,055	$143,876
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$259	$(3,355)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2017 (000)	Valuation Techniques
BT SPE	$1,055	Discounted Cash Flow Model
		based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	140,882	Discounted Cash Flow Model
		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

At March 31, 2017, the Fund had the following investments in life settlement contracts:

Year	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2018	5	$15,910	$23,574
2019	6	14,411	28,920
2020	11	39,532	82,320
2021	13	28,115	73,000
2022	10	20,717	62,000
Thereafter	16	22,197	95,810
	61	$140,882	$365,624

For the six months ended March 31, 2017, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation (depreciation) on investments, consisted of a net negative change to fair value on life settlement contracts of $6,762,701, offset by $10,384,764 in premiums paid and continuing costs associated with its investment in the Policies. For the six months ended March 31, 2016, the Fund realized gains of $15,238,270 on matured life settlements, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain on investments.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [91.1%]
Consumer Discretionary [4.6%]
Cedar Fair (A)	14,000	$949
Hasbro	35,400	3,534
McDonald’s	37,800	4,899
Six Flags Entertainment	32,500	1,934

Total Consumer Discretionary		11,316

Consumer Staples [24.7%]
Altria Group	83,250	5,946
B&G Foods	125,300	5,043
Campbell Soup	15,000	859
Clorox	36,100	4,867
Coca-Cola	24,172	1,026
Conagra Brands	27,800	1,121
Dr Pepper Snapple Group	59,100	5,787
General Mills	80,580	4,755
Hershey	24,400	2,666
Imperial Brands ADR	46,304	2,287
Kellogg	45,500	3,304
Kimberly-Clark	18,200	2,396
Lamb Weston Holdings	9,266	390
Mondelez International, Cl A	16,000	689
PepsiCo	8,000	895
Philip Morris International	59,400	6,706
Procter & Gamble	43,949	3,949
Reynolds American	16,272	1,026
Sysco	38,800	2,014
Unilever ADR	22,200	1,095
Universal	8,592	608
Vector Group	171,554	3,568

Total Consumer Staples		60,997

Energy [7.0%]
Buckeye Partners (A)	12,400	850
Chevron	34,683	3,724
ConocoPhillips	27,500	1,371
Enterprise Products Partners (A)	84,584	2,335
ExxonMobil	25,838	2,119
NuStar Energy (A)	11,250	585
Occidental Petroleum	25,500	1,616
ONEOK	18,500	1,026
Plains All American Pipeline (A)	60,725	1,920
Sunoco (A)	3,000	72
TransCanada	37,128	1,713

Total Energy		17,331

Financials [6.0%]
Arthur J Gallagher	13,200	746
BB&T	50,000	2,235
Cincinnati Financial	58,250	4,210
Compass Diversified Holdings (A)	111,000	1,843
JPMorgan Chase	32,000	2,811
Mercury General	15,000	915
NBT Bancorp	25,935	961
People’s United Financial	30,000	546
US Bancorp	10,000	515

Total Financials		14,782

Health Care [5.8%]
Bristol-Myers Squibb	52,000	2,828
GlaxoSmithKline ADR	39,300	1,657
Johnson & Johnson	42,800	5,331
Merck	50,150	3,186
Pfizer	41,944	1,435

Total Health Care		14,437

Industrials [5.4%]
3M	1,000	191
Eaton	39,700	2,944
Fly Leasing ADR *	30,877	405
General Dynamics	14,500	2,714
General Electric	13,743	410

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Lockheed Martin	25,117	$6,721

Total Industrials		13,385

Information Technology [2.1%]
Intel	85,000	3,066
Leidos Holdings	3,967	203
Paychex	20,000	1,178
Seagate Technology	15,000	689

Total Information Technology		5,136

Materials [2.5%]
Dow Chemical	15,009	953
EI du Pont de Nemours	32,700	2,627
Olin	38,236	1,257
Sonoco Products	24,000	1,270

Total Materials		6,107

REITs [12.9%]
Apartment Investment & Management, Cl A	17,229	764
Camden Property Trust	8,914	717
Care Capital Properties	9,658	259
EPR Properties	33,200	2,445
Government Properties Income Trust	35,000	733
Gramercy Property Trust	16,999	447
HCP	33,546	1,049
Healthcare Realty Trust	17,000	552
Healthcare Trust of America, Cl A	35,500	1,117
Lamar Advertising, Cl A	78,800	5,890
Liberty Property Trust	17,385	670
Life Storage	10,036	824
Mid-America Apartment Communities	12,000	1,221
National Health Investors	20,000	1,453
National Retail Properties	48,500	2,116
National Storage Affiliates Trust	50,000	1,195
QTS Realty Trust, Cl A	8,000	390
Quality Care Properties *	6,709	127
Select Income	62,000	1,599
Simon Property Group	10,000	1,720
Tanger Factory Outlet Centers	27,984	917
Uniti Group	43,225	1,117
Ventas	38,632	2,513
Welltower	11,612	822
Weyerhaeuser	38,400	1,305

Total REITs		31,962

Telecommunication Services [4.4%]
AT&T	94,500	3,926
Consolidated Communications Holdings	141,400	3,312
Verizon Communications	76,267	3,718

Total Telecommunication Services		10,956

Utilities [15.7%]
American Electric Power	33,500	2,249
AmeriGas Partners (A)	28,200	1,328
Atmos Energy	15,000	1,185
Avangrid	28,000	1,197
Avista	30,000	1,171
Brookfield Infrastructure Partners	54,000	2,088
Dominion Resources	24,000	1,862
DTE Energy	15,000	1,532
Duke Energy	66,006	5,413
Entergy	13,700	1,041
Eversource Energy	37,492	2,204
FirstEnergy	38,000	1,209
NiSource	20,000	476
Northwest Natural Gas	8,396	496
OGE Energy	33,600	1,175
Pattern Energy Group, Cl A	22,000	443
Pinnacle West Capital	28,885	2,408
Portland General Electric	12,000	533
PPL	20,000	748
SCANA	42,400	2,771
Sempra Energy	9,000	994
Suburban Propane Partners(A)	11,200	302
United Utilities Group ADR	17,318	437
WEC Energy Group	36,500	2,213
Westar Energy, Cl A	30,000	1,628
Xcel Energy	40,000	1,778

Total Utilities		38,881

Total Common Stock
(Cost $160,629)		225,290

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Exchange-Traded Funds [2.0%]
iShares US Preferred Stock ETF	27,300	$1,057
PowerShares Preferred Portfolio	269,500	3,994

Total Exchange-Traded Funds
(Cost $5,027)		5,051

Preferred Stock [1.4%]
Financials [0.6%]
AmTrust Financial Services, 7.500%	10,000	250
Bank of America, 6.500%	10,000	263
Capital One Financial, 6.700%	10,000	274
JPMorgan Chase, 6.125%	10,000	265
Wells Fargo, 6.000%	10,000	263
Wells Fargo Real Estate Investment, 6.375%	10,000	263

Total Financials		1,578

REITs [0.4%]
National Retail Properties, 5.200%	10,000	232
PS Business Parks, 5.200%	10,000	230
Public Storage, 5.900%	20,000	497

Total REITs		959

Telecommunication Services [0.2%]
Qwest, 7.000%	10,000	264
Verizon Communications, 5.900%	10,000	264

Total Telecommunication Services		528

Utilities [0.2%]
Dominion Resources, 5.250%	5,000	119
Southern, 6.250%	10,000	264

Total Utilities		383

Total Preferred Stock
(Cost $3,375)		3,448

Description	Face Amount (0000)/Shares	Value (000)
Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(B) (C)	$230	$54

Total Asset-Backed Security
(Cost $230)		54

Short-Term Investments [4.9%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.070%** ‡	6,000,975	6,001
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	6,100,348	6,100

Total Short-Term Investments
(Cost $12,101)		12,101

Total Investments [99.4%]
(Cost $181,362)		$245,944

Percentages are based on net assets of $247,340 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
(A)	Security is a Master Limited Partnership. At March 31, 2017, such securites amounted to $10,184 (000), or 4.1% of net assets.
(B)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2017, was $54 (000) and represented 0.0% of net assets of the Fund.

(C)	Security is considered illiquid. The total market value of the securities as of March 31, 2017, was $54 (000) and represented 0.0% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPE — Special Purpose Entity

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Dividend & Income Fund (concluded)

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$225,290	$—	$—	$225,290
Exchange-Traded Funds	5,051	—	—	5,051
Preferred Stock	3,448	—	—	3,448
Asset-Backed Security	—	—	54	54
Short-Term Investments	12,101	—	—	12,101
Total Investments in Securities	$245,890	$—	$54	$245,944

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2017:

Investments in Asset-Backed Security
Beginning balance as of October 1, 2016	$67
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	13
Purchases	—
Sales/paydowns	(26)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2017	$54
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$13

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2017 (000)	Valuation Techniques
BT SPE	$ 54	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements.

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [96.4%]
Aerospace & Defense [2.2%]
Northrop Grumman	12,100	$2,878
Raytheon	15,000	2,287

Total Aerospace & Defense		5,165

Auto Components [1.5%]
Magna International	80,800	3,487

Banks [8.5%]
JPMorgan Chase	77,100	6,773
PNC Financial Services Group	38,000	4,569
SunTrust Banks	76,000	4,203
US Bancorp	90,000	4,635

Total Banks		20,180

Beverages [2.3%]
PepsiCo	48,000	5,369

Biotechnology [1.9%]
Celgene *	36,100	4,492

Building Products [0.6%]
Lennox International	8,800	1,472

Capital Markets [4.0%]
BlackRock, Cl A	12,000	4,602
CME Group, Cl A	40,900	4,859

Total Capital Markets		9,461

Chemicals [2.0%]
Dow Chemical	36,000	2,287
Ecolab	18,900	2,369

Total Chemicals		4,656

Commercial Services & Supplies [1.9%]
Cintas	35,000	4,429

Construction Materials [0.4%]
Vulcan Materials	8,400	1,012

Diversified Financial Services [1.9%]
Berkshire Hathaway, Cl B *	27,000	4,500

Electric Utilities [2.9%]
PG&E	102,800	6,822

Energy Equipment & Services [1.8%]
Schlumberger	53,700	4,194

Food & Staples Retailing [3.3%]
Costco Wholesale	22,800	3,823
Wal-Mart Stores	54,300	3,914

Total Food & Staples Retailing		7,737

Health Care Equipment & Supplies [2.5%]
Danaher	28,000	2,395
Edwards Lifesciences *	38,000	3,574

Total Health Care Equipment & Supplies		5,969

Health Care Providers & Services [2.7%]
UnitedHealth Group	38,600	6,331

Hotels, Restaurants & Leisure [3.1%]
McDonald’s	32,800	4,251
Starbucks	51,500	3,007

Total Hotels, Restaurants & Leisure		7,258

Household Durables [1.9%]
PulteGroup	190,000	4,475

Household Products [1.9%]
Colgate-Palmolive	61,700	4,516

Industrial Conglomerates [1.3%]
Honeywell International	24,800	3,097

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Internet Software & Services [6.1%]
Alphabet, Cl A *	8,600	$7,291
Alphabet, Cl C *	1,800	1,493
Facebook, Cl A *	40,600	5,768

Total Internet Software & Services		14,552

IT Services [6.2%]
Mastercard, Cl A	62,200	6,995
Visa, Cl A	87,000	7,732

Total IT Services		14,727

Life Sciences Tools & Services [1.9%]
Thermo Fisher Scientific	29,200	4,485

Machinery [1.0%]
Ingersoll-Rand	28,000	2,277

Media [5.2%]
Comcast, Cl A	153,200	5,759
Time Warner	26,600	2,599
Walt Disney	34,000	3,855

Total Media		12,213

Oil, Gas & Consumable Fuels [4.0%]
Cabot Oil & Gas	46,100	1,102
Chevron	26,600	2,856
ExxonMobil	54,400	4,461
Pioneer Natural Resources	5,900	1,099

Total Oil, Gas & Consumable Fuels		9,518

Pharmaceuticals [5.6%]
Eli Lilly	48,000	4,037
Johnson & Johnson	42,000	5,231
Zoetis, Cl A	74,000	3,950

Total Pharmaceuticals		13,218

Professional Services [1.6%]
Equifax	28,000	3,829

Real Estate Investment Trusts [1.8%]
Essex Property Trust	18,000	4,168

Semiconductors & Semiconductor Equipment [2.3%]
NXP Semiconductors *	52,300	5,413

Software [4.3%]
Adobe Systems *	32,600	4,242
Microsoft	90,900	5,987

Total Software		10,229

Specialty Retail [3.7%]
Home Depot	43,500	6,387
Lowe’s	30,000	2,467

Total Specialty Retail		8,854

Technology Hardware, Storage & Peripherals [2.4%]
Apple	40,300	5,789

Water Utilities [1.7%]
American Water Works	51,500	4,005

Total Common Stock
(Cost $175,711)		227,899

Short-Term Investments [3.5%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.070%** ‡	4,104,876	4,105
Goldman Sachs Financial Square Funds - Government Fund, 0.604%**	4,104,876	4,105

Total Short-Term Investments
(Cost $8,210)		8,210

Total Investments [99.9%]
(Cost $183,921)		$236,109

Percentages are based on net assets of $236,321 (000).

‡	Investment in affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2017.

Cl — Class

As of March 31, 2017, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [88.9%]
Cambodia [1.2%]
NagaCorp	25,402,063	$14,513

China [34.9%]
AAC Technologies Holdings	3,171,200	37,113
Alibaba Group Holding ADR *	334,019	36,017
ANTA Sports Products	3,793,000	10,494
Baidu ADR *	65,400	11,283
Bloomage BioTechnology	5,592,500	7,930
China Medical System Holdings	9,949,000	17,641
China Overseas Land & Investment	2,904,000	8,296
China Railway Group, Cl H	14,976,000	13,393
China State Construction International Holdings	8,927,091	15,967
Ctrip.com International ADR *	256,500	12,607
Great Wall Motor, Cl H	30,646,500	34,899
Minth Group	4,370,000	17,600
New Oriental Education & Technology Group ADR *	366,500	22,129
Ping An Insurance Group of China, Cl H	3,930,000	21,998
Sunny Optical Technology Group	8,146,132	59,538
Tencent Holdings	2,040,100	58,487
XTEP International Holdings	17,293,500	6,809
Zhejiang Expressway, Cl H	12,607,000	16,482
ZTE, Cl H	6,566,824	12,049

Total China		420,732

Hong Kong [8.4%]
Galaxy Entertainment Group	5,138,000	28,131
Man Wah Holdings	23,158,400	18,386
MTR	2,581,223	14,498
Skyworth Digital Holdings	22,533,983	14,846
Tongda Group Holdings	72,750,000	25,650

Total Hong Kong		101,511

India [20.8%]
Bharat Petroleum(C)	1,489,840	14,910
CESC(C)	1,531,688	19,842
Crompton Greaves Consumer Electricals *(C)	1,456,517	4,866
Emami(C)	670,340	10,988
HDFC Bank(C)	360,293	8,195
HDFC Bank ADR	239,000	17,978
Housing Development Finance(C)	695,772	16,095
ICICI Bank(C)	1,928,877	8,224
ICICI Bank ADR	1,513,432	13,015
ICICI Prudential Life Insurance (A) (C)	2,326,236	13,699
Indian Oil(C)	2,177,000	12,976
Infosys ADR	453,000	7,158
ITC(C)	3,641,234	15,718
Kotak Mahindra Bank(C)	1,597,940	21,463
Sun Pharmaceutical Industries(C)	360,000	3,815
Taro Pharmaceutical Industries *(C)	79,669	9,291
Tata Motors, Cl A(C)	1,482,833	6,443
Tata Motors ADR	388,670	13,856
Tech Mahindra(C)	2,637,336	18,648
Zee Entertainment Enterprises(C)	1,655,000	13,650

Total India		250,830

Indonesia [4.7%]
Bank Mandiri Persero	11,554,300	10,145
Ciputra Development	97,079,759	8,961
Jasa Marga Persero	16,795,543	5,823
Lippo Karawaci	87,737,461	4,773
Mitra Adiperkasa *	20,305,600	9,105
MNC Kapital Indonesia * (B) (D)	89,800,000	7,986
Surya Citra Media	48,366,200	9,800

Total Indonesia		56,593

Malaysia [4.2%]
Bumi Armada	30,646,200	5,194
Ekovest	30,418,500	9,829
Inari Amertron	35,068,979	16,165

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Emerging Markets Fund (continued)

Description	Shares	Value (000)
My EG Services	29,721,900	$12,425
Padini Holdings	10,032,800	6,801

Total Malaysia		50,414

Philippines [6.6%]
Ayala	628,210	10,580
BDO Unibank	1,599,140	3,748
GT Capital Holdings	612,760	13,983
JG Summit Holdings	4,000,000	6,485
Jollibee Foods	1,895,500	7,461
Megaworld	143,013,826	9,634
Metropolitan Bank & Trust	2,351,814	3,750
Security Bank	2,503,930	10,081
SM Prime Holdings	24,560,875	13,853

Total Philippines		79,575

South Korea [2.0%]
Cosmax	93,177	11,331
Innocean Worldwide	225,943	12,446

Total South Korea		23,777

Thailand [4.1%]
KCE Electronics - Foreign	6,037,500	18,361
Land & Houses	40,000	12
Land & Houses NVDR	32,171,284	9,128
Minor International - Foreign	10,050,305	10,748
Minor International NVDR	1,096,700	1,173
Siam Cement - Foreign	648,000	10,183

Total Thailand		49,605

United States [2.0%]
Cognizant Technology Solutions, Cl A *	224,000	13,332
Videocon d2h ADR *	950,762	10,934

Total United States		24,266

Total Common Stock
(Cost $833,155)		1,071,816

Participatory Notes [2.7%]
Boci Financial #	775,500	2,854
Boci Financial - Credit Suisse #	452,500	1,666
Boci Financial - UBS #	2,020,490	7,441
Hangzhou Hikvision Digital Technology - Credit Suisse #	414,513	1,919

Description	Shares/Number of Warrants	Value (000)
Hangzhou Hikvision Digital Technology - UBS,
Expires 05/30/17	3,730,170	$17,266
Hangzhou Hikvision Digital-A - Credit Suisse,
Expires 09/27/21	330,000	1,527

Total Participatory Notes
(Cost $26,306)		32,673

Warrants [0.0%]
Inari Amertron,
Expires 02/17/20, Strike Price 1.60 (MYR)*	1,117,403	313
Minor International,
Expires 12/31/29, Strike Price 40 (THB)*	355,427	32

Total Warrants
(Cost $—)		345

Short-Term Investments [7.5%]
City National Rochdale Government Money Market Fund, Servicing Class, 0.070%** ‡	42,992,894	42,993
SEI Daily Income Trust Government Fund, Cl F, 0.530%**	47,030,530	47,030

Total Short-Term Investments
(Cost $90,023)		90,023

Total Investments [99.1%]
(Cost $949,484)		$1,194,857

Percentages are based on net assets of $1,205,436 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Investment in affiliate.
#	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $13,699 (000), representing 1.1% of the net assets of the Fund.

(B)

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2017, was $7,986 (000) and represented 0.7% of net assets of the Fund.

(C)	Securities held through a Mauritus Subsidiary (See Note 2).
(D)	Security is considered illiquid. The total market value of such securities as of March 31, 2017, was $7,986 (000) and represented 0.7% of net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2017 (Unaudited)
City National Rochdale Emerging Markets Fund (concluded)

ADR — American Depositary Receipt

Cl — Class

MYR — Malaysian Ringgit

NVDR — Non Voting Depositary Receipt

THB — Thai Baht

The following is a list of the inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$898,544	$165,286	$7,986	$1,071,816
Participatory Notes	10,295	22,378	—	32,673
Warrants	—	345	—	345
Short-Term Investments	90,023	—	—	90,023
Total Investments in Securities	$998,862	$188,009	$7,986	$1,194,857

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2017:

Investments in Common Stock (000)
Beginning balance as of October 1, 2016	$8,360
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(374)
Purchases	—
Sales/paydowns	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2017	$7,986
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(374)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of March 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2017 (000)	Valuation Techniques
Common Stock	$7,986	Discounted from the Last Traded Price

		Observable Inputs
		N/A

		Unobservable Inputs	Discount Range
		Discount Rate	25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements.

For the period ended March 31, 2017, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

statements of assets and liabilities (000)
March 31, 2017 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$5,310,342	$130,730	$129,805	$93,276
Investments in securities, at value	$4,285,342	$129,972	$128,025	$91,239
Affiliated investments, at value	—	642	2,491	2,867
Repurchase agreements, at value	1,025,000	—	—	—
Dividend and interest receivable	1,486	396	853	951
Foreign tax reclaim receivable	—	—	5	—
Receivable for capital shares sold	—	215	251	290
Prepaid expenses	167	3	3	2
Total Assets	5,311,995	131,228	131,628	95,349

LIABILITIES:
Payable for income distributions	111	34	143	78
Payable for capital shares redeemed	—	187	155	—
Payable for investment securities purchased	—	—	—	582
Investment advisory fees payable	1,564	36	32	9
Shareholder servicing and distribution fees payable	993	18	29	32
Administrative fees payable	86	15	15	15
Accrued expenses	254	23	37	24
Total Liabilities	3,008	313	411	740
Net Assets	$5,308,987	$130,915	$131,217	$94,609

Net Assets:
Paid-in Capital (unlimited authorization — $0.01 par value)	$5,308,979	$131,077	$131,806	$94,194
Undistributed (Distributions in excess of) net investment income	1	(42)	(15)	6
Accumulated net realized gain (loss) on investments	7	(4)	(1,285)	(421)
Net unrealized appreciation (depreciation) on investments	—	(116)	711	830
Net Assets	$5,308,987	$130,915	$131,217	$94,609

Institutional Class Shares:
Net Assets ($Dollars)	$—	$46,539,278	$—	$—
Total shares outstanding at end of period	—	4,440,719	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$10.48	$—	$—

Class N Shares:
Net Assets ($Dollars)	$3,503,367,382	$2,152,816	$4,988,754	$9,067,365
Total shares outstanding at end of period	3,503,360,019	205,157	479,341	859,992
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$10.49	$10.41	$10.54

Class S Shares:
Net Assets ($Dollars)	$929,763,807	$—	$—	$—
Total shares outstanding at end of period	929,763,513	—	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$—	$—	$—

Servicing Class Shares:
Net Assets ($Dollars)	$875,855,521	$82,222,743	$126,228,492	$85,541,677
Total shares outstanding at end of period	875,855,666	7,848,953	12,149,336	8,139,110
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$10.48	$10.39	$10.51

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2017 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund
ASSETS:
Cost of securities (including affiliated investments)	$1,086,040	$74,922	$246,848	$2,401,995
Investments in securities, at value	$1,039,529	$74,261	$248,783	$2,437,724
Affiliated investments, at value	48,148	259	236	11,459
Cash	—	984	—	—
Foreign Currency	—	—	—	9,360 (1)
Dividend and interest receivable	15,355	1,203	1,778	28,906
Foreign tax reclaim receivable	—	2	3	502
Receivable for capital shares sold	1,786	5	767	42,428
Receivable for investment securities sold	7,024	2,382	—	60,067
Unrealized gain on forward foreign currency contracts	—	—	—	180
Purchased option, at value	—	—	—	— (2)
Prepaid expenses	32	2	7	70
Total Assets	$1,111,874	$79,098	$251,574	$2,590,696

LIABILITIES:
Payable for investment securities purchased	18,013	2,902	—	124,516
Payable for income distributions	2,037	104	—	—
Payable for capital shares redeemed	1,188	123	128	1,379
Unrealized loss on forward foreign currency contracts	—	35	—	1,713
Investment advisory fees payable	456	39	83	1,030
Shareholder servicing and distribution fees payable	366	7	53	506
Administrative fees payable	28	15	17	146
Payable to custodian	—	—	—	13,605
Accrued expenses	82	34	92	712
Total Liabilities	22,170	3,259	373	143,607
Net Assets	$1,089,704	$75,839	$251,201	$2,447,089

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,109,450	$81,958	$251,937	$2,516,582
Undistributed (Distributions in excess of) net investment income	1,546	(122)	87	(57,167)
Accumulated net realized gain (loss) on investments	(22,929)	(5,561)	(2,994)	4,475
Net unrealized appreciation (depreciation) on:
Investments	1,637	(402)	2,171	(15,158)
Purchased options contracts	—	—	—	(1)
Forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(34)	—	(1,642)
Net Assets	$1,089,704	$75,839	$251,201	$2,447,089

Institutional Class Shares:
Net Assets ($Dollars)	$—	$39,249,047	$4,306,578	$—
Total shares outstanding at end of period	—	4,934,635	164,952	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$7.95	$26.11	$—

Class N Shares:
Net Assets ($Dollars)	$636,538,016	$18,374,137	$246,894,423	$2,447,088,951
Total shares outstanding at end of period	60,674,000	2,310,247	9,459,616	95,763,602
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.49	$7.95	$26.10	$25.55

Servicing Class Shares:
Net Assets ($Dollars)	$453,166,335	$18,215,533	$—	$—
Total shares outstanding at end of period	43,176,405	2,291,297	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.50	$7.95	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $9,424 (000).
(2)	Cost of purchased option $1 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2017 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Emerging Markets Fund
ASSETS:
Cost of securities (including affiliated investments)	$181,362	$183,921	$949,484
Investments in securities, at value	$239,943	$232,004	$1,151,864
Affiliated investments, at value	6,001	4,105	42,993
Cash	18	—	—
Foreign Currency(1)	—	—	8,825
Dividend and interest receivable	597	216	904
Foreign tax reclaim receivable	13	4	11
Receivable for capital shares sold	1,115	304	4,772
Prepaid expenses	6	5	29
Total Assets	247,693	236,638	1,209,398

LIABILITIES:
Payable for investment securities purchased	—	—	818
Payable for capital shares redeemed	104	118	1,372
Investment advisory fees payable	101	80	988
Shareholder servicing and distribution fees payable	52	50	588
Administrative fees payable	17	17	29
Payable to custodian	—	2	—
Accrued expenses	79	50	167
Total Liabilities	353	317	3,962
Net Assets	$247,340	$236,321	$1,205,436

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$177,331	$182,488	$992,991
Undistributed (Distributions in excess of) net investment income	(413)	62	(5,518)
Accumulated net realized gain (loss) on investments and foreign currency	5,840	1,583	(27,501)
Net unrealized appreciation (depreciation) on:
Investments	64,582	52,188	245,373
Forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	91
Net Assets	$247,340	$236,321	$1,205,436

Institutional Class Shares:
Net Assets ($Dollars)	$—	$15,308	$—
Total shares outstanding at end of period	—	1,058	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$14.47	$—

Class N Shares:
Net Assets ($Dollars)	$247,339,885	$118,119,974	$123,987,961
Total shares outstanding at end of period	6,066,950	8,245,876	2,786,847
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$40.77	$14.32	$44.49

Servicing Class Shares:
Net Assets ($Dollars)	$—	$118,185,635	$—
Total shares outstanding at end of period	—	8,238,478	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$14.35	$—

Class Y Shares:
Net Assets ($Dollars)	$—	$—	$1,081,447,683
Total shares outstanding at end of period	—	—	24,272,930
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$—	$44.55

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $8,741 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

statements of operations (000)
For the six months ended March 31, 2017 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INCOME:
Dividend Income from Affiliated Investments	$—	$—	$—	$18
Interest Income	14,519	1,030	1,733	934
Foreign Taxes Withheld	—	—	(2)	—
Total Investment Income	14,519	1,030	1,731	952

EXPENSES:
Investment Advisory Fees	7,357	311	258	129
Shareholder Servicing Fees — Class N(1)	10,417	5	11	21
Shareholder Servicing Fees — Class S(1)	3,331	—	—	—
Shareholder Servicing Fees — Servicing Class	1,228	101	156	109
Administration Fees	525	91	90	88
Transfer Agent Fees	231	6	5	4
Trustee Fees	95	15	15	14
Professional Fees	178	11	10	9
Custody Fees	90	3	6	2
Registration Fees	125	3	3	2
Printing Fees	86	2	2	1
Insurance and Other Expenses	103	7	20	12
Total Expenses	23,766	555	576	391
Recovery of Investment Advisory Fees Previously Waived(2)	1,225	—	—	—
Less, Waivers and/or Reimbursements of:
Investment Advisory Fees	—	(67)	(80)	(79)
Shareholder Servicing Fees — Class N(1)	(8,269)	—	—	—
Shareholder Servicing Fees — Class S(1)	(2,828)	—	—	—
Shareholder Servicing Fees — Servicing Class	(619)	—	—	—
Net Expenses	13,275	488	496	312

Net Investment Income	1,244	542	1,235	640
Net Realized Gain (Loss) from Securities Transactions	7	(4)	42	(422)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(1,675)	(1,452)	(1,579)
Affiliated Investments	—	—	—	11
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,251	$(1,137)	$(175)	$(1,350)

(1)	Includes class specific distribution expenses.
(2)	See Note 4 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2017 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund
INCOME:
Dividend Income	$—	$1	$232	$1,029
Dividend Income from Affiliated Investments	8	—	1	—
Interest Income	24,941	2,490	3,749	68,797
Less: Foreign Taxes Withheld	—	—	(3)	(4)
Total Investment Income	24,949	2,491	3,979	69,822

EXPENSES:
Investment Advisory Fees	2,559	231	514	5,651
Shareholder Servicing Fees — Class N(1)	1,497	45	629	5,651
Shareholder Servicing Fees — Servicing Class	531	23	—	—
Administration Fees	161	86	100	296
Transfer Agent Fees	40	3	11	88
Trustee Fees	27	14	17	57
Professional Fees	37	8	14	113
Custody Fees	18	5	5	147
Registration Fees	21	2	6	50
Printing Fees	16	1	4	34
Insurance and Other Expenses	55	18	19	139
Total Expenses	4,962	436	1,319	12,226
Recovery of Investment Advisory Fees Previously Waived(2)	—	—	—	200
Less, Waivers of:
Investment Advisory Fees	—	—	(35)	—
Net Expenses	4,962	436	1,284	12,426

Net Investment Income	19,987	2,055	2,695	57,396
Net Realized Gain (Loss) from:
Securities Transactions	(15,655)	(146)	284	35,952
Forward Foreign Currency Contracts	—	190	—	14,184
Foreign Currency Transactions	—	(24)	—	(1,762)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(47,798)	1,567	(4,836)	(13,522)
Forward Foreign Currency Contracts	—	(42)	—	(1,423)
Foreign Currency Translations	—	1	—	(142)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,466)	$3,601	$(1,857)	$90,683

(1)	Includes class specific distribution expenses.
(2)	See Note 4 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2017 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Emerging Markets Fund
INCOME:
Dividend Income	$4,261	$2,011	$3,864
Dividend Income from Affiliated Investments	1	1	8
Interest Income	17	4	—
Less: Foreign Taxes Withheld	(2)	(6)	(202)
Total Investment Income	4,277	2,010	3,670

EXPENSES:
Investment Advisory Fees	592	445	5,166
Shareholder Servicing Fees — Class N(1)	592	277	271
Shareholder Servicing Fees — Servicing Class(1)	—	140	—
Shareholder Servicing Fees — Class Y(1)	—	—	1,156
Administration Fees	99	98	162
Transfer Agent Fees	10	9	41
Trustee Fees	16	16	27
Professional Fees	13	13	37
Custody Fees	5	4	201
Registration Fees	5	5	20
Printing Fees	4	3	16
Insurance and Other Expenses	8	7	45
Total Expenses	1,344	1,017	7,142
Less, Waiver of:
Investment Advisory Fees	(23)	—	—
Net Expenses	1,321	1,017	7,142

Net Investment Income (Loss)	2,956	993	(3,472)
Net Realized Gain (Loss) from:
Securities Transactions	3,131	2,819	(2,763)
Foreign Currency Transactions	—	—	182
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,811	14,337	86,136
Foreign Currency Translations	—	—	(78)
Net Increase in Net Assets Resulting from Operations	$9,898	$18,149	$80,005

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

statements of changes in net assets (000)
For the six months ended March 31, 2017 (Unaudited) and the year ended September 30, 2016

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2017	2016	2017	2016
OPERATIONS:
Net Investment Income	$1,244	$896	$542	$1,032
Net Realized Gain (Loss) from Security Transactions	7	—	(4)	255
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	(1,675)	111
Net Increase (Decrease) in Net Assets Resulting from Operations	1,251	896	(1,137)	1,398

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(291)	(553)
Class N	(788)	(649)	(5)	(6)
Class S	(185)	(154)	—	—
Servicing Class	(270)	(94)	(288)	(556)
Realized Capital Gains:
Institutional Class	—	—	(42)	—
Class N	—	—	(1)	—
Servicing Class	—	—	(52)	—
Total Dividends and Distributions	(1,243)	(897)	(679)	(1,115)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	4,830	15,023
Shares Issued in Lieu of Dividends and Distributions	—	—	333	553
Shares Redeemed	—	—	(23,837)	(7,967)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	(18,674)	7,609

Class N:
Shares Issued	2,485,884	5,798,518	949	245
Shares Issued in Lieu of Dividends and Distributions	692	550	3	3
Shares Redeemed	(2,854,000)	(4,887,064)	(233)	(690)
Increase (Decrease) in Net Assets from Class N Share Transactions	(367,424)	912,004	719	(442)

Class S:
Shares Issued	820,624	2,017,973	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(773,786)	(1,803,230)	—	—
Increase in Net Assets from Class S Share Transactions	46,838	214,743	—	—

Servicing Class:
Shares Issued	1,337,358	2,473,708	9,321	20,079
Shares Issued in Lieu of Dividends and Distributions	31	3	160	272
Shares Redeemed	(1,443,502)	(1,800,335)	(9,453)	(27,963)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(106,113)	673,376	28	(7,612)

Net Increase (Decrease) in Net Assets from Share Transactions	(426,699)	1,800,123	(17,927)	(445)
Total Increase (Decrease) in Net Assets	(426,691)	1,800,122	(19,743)	(162)

NET ASSETS:
Beginning of Year/Period	5,735,678	3,935,556	150,658	150,820
End of Year/Period	$5,308,987	$5,735,678	$130,915	$150,658
Undistributed (Distributions in excess of) net investment income	$1	$—	$(42)	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2017	2016	2017	2016	2017	2016

$1,235	$2,271	$640	$1,330	$19,987	$32,575
42	(1,132)	(422)	591	(15,655)	(7,503)
(1,452)	2,206	(1,568)	434	(47,798)	41,554
(175)	3,345	(1,350)	2,355	(43,466)	66,626

—	—	—	—	—	—
(38)	(59)	(46)	(121)	(11,122)	(17,013)
—	—	—	—	—	—
(1,213)	(2,212)	(593)	(1,207)	(8,414)	(14,761)
					—
—	—	—	—	—	—
—	(10)	(47)	(4)	—	(88)
—	(300)	(540)	(32)	—	(73)
(1,251)	(2,581)	(1,226)	(1,364)	(19,536)	(31,935)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

1,686	1,049	4,080	7,217	172,167	251,922
24	47	59	60	6,480	10,334
(461)	(1,738)	(2,327)	(11,347)	(100,862)	(68,453)
1,249	(642)	1,812	(4,070)	77,785	193,803

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

17,611	28,449	13,315	26,329	102,874	141,729
117	192	153	108	814	1,137
(14,834)	(36,068)	(16,233)	(23,113)	(67,818)	(31,971)
2,894	(7,427)	(2,765)	3,324	35,870	110,895

4,143	(8,069)	(953)	(746)	113,655	304,698
2,717	(7,305)	(3,529)	245	50,653	339,389

128,500	135,805	98,138	97,893	1,039,051	699,662
$131,217	$128,500	$94,609	$98,138	$1,089,704	$1,039,051
$(15)	$1	$6	$5	$1,546	$1,095

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

statements of changes in net assets/ consolidated statement of changes in net assets (000)
For the six months ended March 31, 2017 (Unaudited) and the year ended September 30, 2016

	City National Rochdale High Yield Bond Fund		City National Rochdale Intermediate Fixed Income Fund
	2017	2016	2017	2016
OPERATIONS:
Net Investment Income (Loss)	$2,055	$4,754	$2,695	$5,187
Net Realized Gain (Loss) from:
Security Transactions	(146)	(5,252)	284	(771)
Foreign Currency Transactions	166	81	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Affiliated Investments	1,567	7,095	(4,836)	5,455
Foreign Currency Translations	(41)	1	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,601	6,679	(1,857)	9,871

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	(1,141)	(2,453)	(56)	(229)
Class N	(468)	(1,193)	(2,604)	(4,999)
Servicing Class	(501)	(1,362)	—	—
Class Y	—	—	—	—
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Return of Capital:
Class N	—	—	—	—
Total Dividends and Distributions	(2,110)	(5,008)	(2,660)	(5,228)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	3,318	5,639	68	4,239
Shares Issued in Lieu of Dividends and Distributions	1,127	2,367	29	177
Shares Redeemed	(6,684)	(6,783)	(3,038)	(12,885)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(2,239)	1,223	(2,941)	(8,469)

Class N:
Shares Issued	600	6,488	26,763	62,311
Shares Issued in Lieu of Dividends and Distributions	238	600	2,428	4,709
Shares Redeemed	(1,318)	(10,001)	(30,864)	(73,449)
Increase (Decrease) in Net Assets from Class N Share Transactions	(480)	(2,913)	(1,673)	(6,429)

Servicing Class:
Shares Issued	2,268	15,267	—	—
Shares Issued in Lieu of Dividends and Distributions	162	363	—	—
Shares Redeemed	(3,198)	(24,287)	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(768)	(8,657)	—	—

Class Y:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Class Y Share Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	(3,487)	(10,347)	(4,614)	(14,898)
Total Increase (Decrease) in Net Assets	(1,996)	(8,676)	(9,131)	(10,255)

NET ASSETS:
Beginning of Year/Period	77,835	86,511	260,332	270,587
End of Year/Period	$75,839	$77,835	$251,201	$260,332
Undistributed (distribution in excess of) net investment income	$(122)	$(67)	$87	$52

(1)	See Note 8 for shares issued and redeemed.
(2)	Class Y commenced operations on June 1, 2016.
(3)	Includes transfer from Class N to Class Y of $692,420 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Dividend & Income Fund		City National Rochdale U.S. Core Equity Fund		City National Rochdale Emerging Markets Fund (2)
2017	2016	2017	2016	2017	2016	2017	2016

$57,396	$94,069	$2,956	$5,245	$993	$1,522	$(3,472)	$2,049

35,952	(42,394)	3,131	824	2,819	8,913	(2,763)	(15,955)
12,422	5,529	—	—	—	—	182	(1,573)

(13,522)	96,056	3,811	30,072	14,337	7,967	86,136	149,893
(1,565)	(478)	—	—	—	—	(78)	766
90,683	152,782	9,898	36,141	18,149	18,402	80,005	135,180

—	—	—	—	—	—	—	—
(74,913)	(131,462)	(3,357)	(5,466)	(419)	(636)	(178)	(228)
—	—	—	—	(546)	(923)	—	—
—	—	—	—	—	—	(2,287)	—

—	—	—	—	(1)	—	—	—
—	—	—	(164)	(4,736)	(710)	—	—
—	—	—	—	(4,806)	(739)	—	—
—	—	—	—	—	—	—	—

—	—	—	(823)	—	—	—	—
(74,913)	(131,462)	(3,357)	(6,453)	(10,508)	(3,008)	(2,465)	(228)

—	—	—	—	1	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	(7,205)	—	—
—	—	—	—	1	(7,205)	—	—

404,970	813,637	37,425	73,266	10,028	16,276	58,140	360,912
55,132	97,392	2,211	4,329	4,563	1,151	155	162
(191,363)	(411,723)	(35,794)	(58,011)	(9,096)	(18,823)	(53,973)	(1,043,367	)(3)
268,739	499,306	3,842	19,584	5,495	(1,396)	4,322	(682,293)

—	—	—	—	15,858	23,794	—	—
—	—	—	—	267	41	—	—
—	—	—	—	(12,775)	(24,637)	—	—
—	—	—	—	3,350	(802)	—	—

—	—	—	—	—	—	177,345	874,121	(3)
—	—	—	—	—	—	1,673	—
—	—	—	—	—	—	(48,708)	(17,698)
—	—	—	—	—	—	130,310	856,423
268,739	499,306	3,842	19,584	8,846	(9,403)	134,632	174,130
284,509	520,626	10,383	49,272	16,487	5,991	212,172	309,082

2,162,580	1,641,954	236,957	187,685	219,834	213,843	993,264	684,182
$2,447,089	$2,162,580	$247,340	$236,957	$236,321	$219,834	$1,205,436	$993,264
$(57,167)	$(39,650)	$(413)	$(12)	$62	$34	$(5,518)	$419

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated statement of cash flows (000)
For the six months ended March 31, 2017 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$90,683
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(2,668,468)
Proceeds from disposition of investment securities	2,413,032
Amortization (accretion of market discount)	(5,837)
Premium payments	(10,384)
Net realized gain on investments	(35,952)
Net change in unrealized depreciation on investments	13,522

Changes in assets:
Foreign currency	(9,360)
Dividend and interest receivable	(791)
Foreign tax reclaim receivable	(280)
Receivable for investment securities sold	(2,620)
Unrealized gain on forward foreign currency contracts	(74)
Prepaid expenses	(33)

Changes in liabilities:
Payable for investment securities purchased	31,869
Payable to custodian	13,605
Unrealized loss on forward foreign currency contracts	1,497
Investment advisory fees payable	198
Shareholder servicing and distribution fees payable	(373)
Administrative fees payable	107
Accrued expenses	297
Net cash used in operating activities	(169,362)

Cash Flows from Financing Activities:
Proceeds from shares issued	422,440
Cost of shares redeemed	(190,302)
Distributions	(74,913)
Net cash provided by financing activities	157,225
Net change in cash	(12,137)
Cash at beginning of period	12,137
Cash at end of period	$—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

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CITY NATIONAL ROCHDALE FUNDS | PAGE 107

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2017 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2017	$1.00	$(0.000	)*	$—	$(0.000)*	$—	$1.00	0.02%	$3,503,367	0.47%	0.04%	0.86%	—%
2016	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.02	3,870,786	0.30	0.02	0.86	—
2015	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	2,958,782	0.10	0.01	0.87	—
2014	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	3,174,351	0.08	0.01	0.88	—
2013	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	3,040,396	0.13	0.01	0.97	—
2012	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.00	2,808,068	0.14	0.01	1.11	—
Class S (commenced operations on October 6, 1999)
2017	$1.00	$(0.000	)*	$—	$(0.000)*	$—	$1.00	0.02%	$929,764	0.47%	0.04%	1.06%	—%
2016	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.02	882,925	0.31	0.02	1.06	—
2015	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	668,183	0.10	0.01	1.07	—
2014	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	705,932	0.08	0.01	1.08	—
2013	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	475,151	0.12	0.01	1.11	—
2012	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.00	288,922	0.14	0.01	1.11	—
Servicing Class (commenced operations on April 3, 2000)^^
2017	$1.00	$(0.000	)*	$—	$(0.000)*	$—	$1.00	0.03%	$875,856	0.46%	0.05%	0.56%	—%
2016	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.02	981,967	0.31	0.02	0.56	—
2015	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	308,591	0.10	0.01	0.57	—
2014	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	211,958	0.08	0.01	0.58	—
2013	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.01	128,423	0.12	0.01	0.61	—
2012	1.00	(0.000	)*	—	(0.000)*	—	1.00	0.00	96,452	0.14	0.01	0.61	—
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2017	$10.61	$0.05		$(0.13)	$(0.05)	$—	$10.48	(0.69)%	$46,539	0.53%	0.89%	0.62%	28%
2016	10.59	0.09		0.02	(0.09)	—	10.61	1.09	66,021	0.53	0.84	0.58	37
2015	10.49	0.06		0.10	(0.06)	—	10.59	1.55	58,301	0.53	0.59	0.57	37
2014	10.47	0.06		0.02	(0.06)	—	10.49	0.80	56,722	0.53	0.59	0.57	59
2013	10.73	0.11		(0.23)	(0.14)	—	10.47	(1.11)	56,351	0.54	1.03	0.52	28
2012	10.75	0.05		0.04	(0.11)	—	10.73	0.01	55,502	0.55	0.96	0.53	55
Class N (commenced operations on April 13, 2000)
2017	$10.62	$0.02		$(0.13)	$(0.02)	$—	$10.49	(0.94)%	$2,153	1.03%	0.40%	1.12%	28%
2016	10.60	0.03		0.03	(0.04)	—	10.62	0.58	1,453	1.03	0.33	1.08	37
2015	10.51	0.01		0.09	(0.01)	—	10.60	0.95	1,895	1.03	0.08	1.07	37
2014	10.49	0.01		0.02	(0.01)	—	10.51	0.29	2,027	1.03	0.10	1.07	59
2013	10.75	0.04		(0.21)	(0.09)	—	10.49	(1.60)	2,505	1.03	0.38	1.02	28
2012	10.77	0.06		0.05	(0.12)	(0.01)	10.75	0.01	2,970	1.03	0.56	1.03	55
Servicing Class (commenced operations on January 14, 2000)
2017	$10.60	$0.03		$(0.11)	$(0.04)	$—	$10.48	(0.72)%	$82,223	0.78%	0.65%	0.87%	28%
2016	10.58	0.06		0.03	(0.07)	—	10.60	0.84	83,184	0.78	0.59	0.83	37
2015	10.49	0.04		0.09	(0.04)	—	10.58	1.21	90,624	0.78	0.33	0.82	37
2014	10.47	0.04		0.02	(0.04)	—	10.49	0.54	113,485	0.78	0.34	0.82	59
2013	10.72	0.07		(0.20)	(0.12)	—	10.47	(1.26)	114,953	0.79	0.62	0.77	28
2012	10.75	0.09		0.03	(0.14)	(0.01)	10.72	0.01	124,121	0.77	0.83	0.78	55
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2017	$10.52	$0.09		$(0.11)	$(0.09)	$—	$10.41	(0.21)%	$4,989	1.01%	1.67%	1.13%	15%
2016	10.45	0.16		0.08	(0.15)	(0.02)	10.52	2.39	3,783	1.01	1.52	1.09	30
2015	10.67	0.15		(0.14)	(0.15)	(0.08)	10.45	0.14	4,411	1.01	1.42	1.07	32
2014	10.71	0.14		0.03	(0.14)	(0.07)	10.67	1.64	4,008	1.01	1.32	1.07	37
2013	10.91	0.16		(0.10)	(0.17)	(0.09)	10.71	0.49	3,100	1.00	1.51	1.00	29
2012	10.59	0.22		0.37	(0.22)	(0.05)	10.91	0.06	2,535	1.00	2.05	1.00	31
Servicing Class (commenced operations on January 14, 2000)
2017	$10.51	$0.10		$(0.12)	$(0.10)	$—	$10.39	(0.18)%	$126,228	0.76%	1.92%	0.88%	15%
2016	10.44	0.18		0.09	(0.18)	(0.02)	10.51	2.69	124,717	0.76	1.75	0.84	30
2015	10.66	0.18		(0.14)	(0.18)	(0.08)	10.44	0.39	131,394	0.76	1.67	0.82	32
2014	10.70	0.17		0.03	(0.17)	(0.07)	10.66	1.89	142,766	0.76	1.57	0.82	37
2013	10.90	0.19		(0.11)	(0.19)	(0.09)	10.70	0.75	135,184	0.75	1.77	0.75	29
2012	10.58	0.25		0.37	(0.25)	(0.05)	10.90	0.06	133,787	0.75	2.30	0.75	31

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2017	$10.82	$0.06	$(0.28)	$(0.06)	$—	$10.54	(1.44)%	$9,067	0.88%	1.10%	1.04%	30%
2016	10.71	0.12	0.11	(0.12)	— ^^	10.82	2.20	7,444	0.88	1.14	0.99	25
2015	10.74	0.12	0.02	(0.12)	(0.05)	10.71	1.30	11,386	0.88	1.10	1.00	10
2014	10.54	0.13	0.22	(0.13)	(0.02)	10.74	3.31	10,955	0.88	1.17	1.02	36
2013	10.86	0.18	(0.22)	(0.18)	(0.10)	10.54	(0.45)	8,197	0.87	1.64	0.86	34
2012	10.70	0.22	0.23	(0.22)	(0.07)	10.86	4.32	6,093	0.83	2.07	0.86	27
Servicing Class (commenced operations on January 14, 2000)^
2017	$10.79	$0.07	$(0.28)	$(0.07)	$—	$10.51	(1.32)%	$85,542	0.63%	1.35%	0.79%	30%
2016	10.68	0.15	0.11	(0.15)	— ^^	10.79	2.48	90,694	0.63	1.39	0.74	25
2015	10.71	0.14	0.03	(0.15)	(0.05)	10.68	1.56	86,507	0.63	1.36	0.75	10
2014	10.51	0.15	0.22	(0.15)	(0.02)	10.71	3.58	70,698	0.63	1.43	0.77	36
2013	10.83	0.20	(0.22)	(0.20)	(0.10)	10.51	(0.20)	59,149	0.62	1.91	0.62	34
2012	10.67	0.25	0.23	(0.25)	(0.07)	10.83	4.59	51,840	0.58	2.34	0.61	27
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2017	$11.14	$0.20	$(0.66)	$(0.19)	$—	$10.49	(4.06)%	$636,538	1.07%	3.80%	1.07%	35%
2016	10.67	0.41	0.46	(0.40)	— ^^	11.14	8.34	595,221	1.04	3.76	1.04	28
2015	10.71	0.41	(0.04)	(0.41)	—	10.67	3.55	382,461	1.04	3.85	1.03	2
2014	10.00	0.32	0.71	(0.32)	—	10.71	10.38	201,200	1.08	4.02	1.08	1
Servicing Class (commenced operations on December 30, 2013)
2017	$11.14	$0.21	$(0.64)	$(0.21)	$—	$10.50	(3.86)%	$453,166	0.82%	4.04%	0.82%	35%
2016	10.68	0.44	0.45	(0.43)	— ^^	11.14	8.50	443,830	0.79	4.01	0.79	28
2015	10.72	0.44	(0.04)	(0.44)	—	10.68	3.81	317,201	0.79	4.10	0.79	2
2014	10.00	0.34	0.72	(0.34)	—	10.72	10.68	220,851	0.83	4.27	0.84	1
City National Rochdale High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2017	$7.80	$0.22	$0.15	$(0.22)	$—	$7.95	4.81%	$39,249	0.95%	5.49%	0.95%	35%
2016	7.58	0.47	0.24	(0.49)	0.00	7.80	9.88	40,701	0.83	6.39	0.89	69
2015	8.76	0.49	(0.77)	(0.49)	(0.41)	7.58	(3.47)	38,274	0.70	5.94	0.83	77
2014	8.59	0.53	0.19	(0.53)	(0.02)	8.76	8.49	40,639	0.70	5.98	0.78	59
2013	8.64	0.60	(0.05)	(0.60)	—	8.59	6.49	39,219	0.75	6.87	0.75	56
2012	8.39	0.43	0.26	(0.44)	—	8.64	8.39	40,891	0.85	7.66	0.85	41
Class N (commenced operations on January 14, 2000)
2017	$7.80	$0.20	$0.15	$(0.20)	$—	$7.95	4.56%	$18,374	1.45%	4.99%	1.45%	35%
2016	7.58	0.45	0.23	(0.46)	0.00	7.80	9.44	18,513	1.23	6.02	1.30	69
2015	8.76	0.44	(0.76)	(0.45)	(0.41)	7.58	(3.94)	21,063	1.20	5.43	1.33	77
2014	8.59	0.49	0.18	(0.48)	(0.02)	8.76	7.95	26,166	1.20	5.49	1.28	59
2013	8.64	0.56	(0.05)	(0.56)	—	8.59	5.95	34,371	1.27	6.37	1.26	56
2012	7.98	0.62	0.66	(0.62)	—	8.64	16.56	38,629	1.38	7.43	1.39	41
Servicing Class (commenced operations on January 14, 2000)^
2017	$7.80	$0.21	$0.15	$(0.21)	$—	$7.95	4.69%	$18,216	1.20%	5.24%	1.20%	35%
2016	7.58	0.46	0.23	(0.47)	0.00	7.80	9.61	18,621	1.07	6.16	1.14	69
2015	8.76	0.47	(0.77)	(0.47)	(0.41)	7.58	(3.71)	27,174	0.95	5.67	1.08	77
2014	8.59	0.51	0.19	(0.51)	(0.02)	8.76	8.22	43,974	0.95	5.83	1.02	59
2013	8.63	0.58	(0.04)	(0.58)	—	8.59	6.35	88,949	0.99	6.58	0.99	56
2012	7.98	0.65	0.65	(0.65)	—	8.63	16.77	74,245	1.08	7.76	1.09	41
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2016	$26.56	$0.33	$(0.44)	$(0.34)	$—	$26.11	(0.42)%	$4,307	0.51%	2.53%	0.53%	9%
2016	26.12	0.63	0.45	(0.64)	—	26.56	4.20	7,249	0.51	2.38	0.51	25
2015	26.23	0.60	(0.11)	(0.60)	—	26.12	1.87	15,574	0.51	2.29	0.53	21
2014	25.89	0.53	0.33	(0.52)	—	26.23	3.35	8,784	0.51	2.57	0.52	28
Class N (commenced operations on December 31, 1999)
2017	$26.56	$0.27	$(0.46)	$(0.27)	$—	$26.10	(0.70)%	$246,894	1.01%	2.09%	1.04%	9%
2016	26.11	0.50	0.46	(0.51)	—	26.56	3.72	253,083	1.01	1.90	1.01	25
2015	26.23	0.47	(0.12)	(0.47)	—	26.11	1.34	255,013	1.01	1.79	1.03	21
2014	25.89	0.57	0.34	(0.57)	—	26.23	3.54	204,264	1.01	2.17	1.04	28
2013*	26.76	0.60	(0.85)	(0.62)	—	25.89	(0.96)	155,740	1.02	3.04	1.04	21
2012	25.68	0.95	1.08	(0.95)	—	26.76	7.99	130,359	1.13	3.59	1.12	26

*

For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Intermediate Fixed Income Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ City National Rochdale Intermediate Fixed Income Fund. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
^^	Amount represents less than $0.01.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2017 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)		Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)		Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2017	$25.36	$0.65	$0.37	$—	$(0.83)	$—	$—	$25.55	4.06%	$2,447,089	1.10	%(6)	5.07%	1.08	%(6)	81%
2016	25.22	1.28	0.65	—	(1.79)	—	—	25.36	8.04	2,162,580	1.10	(5)	5.15	1.10	(5)	124
2015	27.19	1.34	(1.59)	—	(1.60)	(0.12)	—	25.22	(0.88)	1,641,954	1.10	(4)	5.08	1.12	(4)	73
2014	26.83	1.28	0.38	—	(1.17)	(0.13)	—	27.19	6.20	1,391,497	1.11	(3)	4.65	1.12	(3)	82
2013*	27.20	1.28	(0.43)	—	(1.22)	— ^	—	26.83	3.16	924,444	1.08		6.24	1.11		52
2012	26.16	1.70	1.04	—	(1.64)	(0.06)	—	27.20	10.70	654,095	1.12		6.29	1.12		41
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2017	$39.68	$0.49	$1.16	$—	$(0.56)	$—	$—	$40.77	4.18%	$247,340	1.11%		2.50%	1.13%		3%
2016	34.22	0.94	5.67	—	(0.97)	(0.03)	(0.15)	39.68	19.50	236,957	1.11		2.49	1.12		5
2015	35.08	0.94	(0.72)	—	(1.08)	—	—	34.22	0.53	187,685	1.11		2.60	1.13		13
2014	32.25	0.95	2.96	—	(1.08)	—	—	35.08	12.20	172,917	1.09		2.74	1.14		16
2013*	29.07	0.62	3.37	—	(0.54)	—	(0.27)	32.25	13.74	155,807	1.16		2.55	1.19		17
2012	28.06	0.92	1.17	—	(0.92)	—	(0.16)	29.07	7.49	116,138	1.38		3.18	1.37		13
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2017	$14.00	$0.09	$1.06	$—	$(0.08)	$(0.60)	$—	$14.47	8.54%	$15	0.54%		1.26%	0.54%		18%
2016	13.04	0.13	1.07	—	(0.15)	(0.09)	—	14.00	9.25	14	0.52		0.93	0.52		31
2015	14.21	0.11	0.13	—	(0.10)	(1.31)	—	13.04	1.79	6,870	0.52		0.79	0.52		32
2014	12.13	0.08	2.30	—	(0.08)	(0.22)	—	14.21	19.86	6,759	0.53		0.59	0.53		60
2013	10.00	0.14	2.08	—	(0.09)	—	—	12.13	22.23	—	0.00	^	1.57	0.00^		32
Class N (commenced operations on December 3, 2012)
2017	$13.86	$0.05	$1.06	$—	$(0.05)	$(0.60)	$—	$14.32	8.30%	$118,120	1.04%		0.77%	1.04%		18%
2016	12.92	0.08	1.03	—	(0.08)	(0.09)	—	13.86	8.63	108,807	1.02		0.58	1.02		31
2015	14.09	0.04	0.14	—	(0.04)	(1.31)	—	12.92	1.31	102,753	1.02		0.29	1.02		32
2014	12.08	0.01	2.23	—	(0.01)	(0.22)	—	14.09	18.80	97,205	1.03		0.09	1.04		60
2013	10.00	0.05	2.08	—	(0.05)	—	—	12.08	21.33	66,145	0.99		0.52	0.99		32
Servicing Class (commenced operations on December 3, 2012)
2017	$13.88	$0.07	$1.07	$—	$(0.07)	$(0.60)	$—	$14.35	8.49%	$118,186	0.79%		1.01%	0.79%		18%
2016	12.93	0.11	1.04	—	(0.11)	(0.09)	—	13.88	8.97	111,013	0.77		0.83	0.77		31
2015	14.11	0.07	0.13	—	(0.07)	(1.31)	—	12.93	1.48	104,220	0.77		0.54	0.77		32
2014	12.09	0.05	2.24	—	(0.05)	(0.22)	—	14.11	19.15	103,246	0.78		0.34	0.79		60
2013	10.00	0.07	2.08	—	(0.06)	—	—	12.09	21.60	68,919	0.74		0.73	0.74		32
City National Rochdale Emerging Markets Fund
Class N (commenced operations on December 14, 2011)
2017	$41.67	$(0.19)	$3.08	$—	$(0.07)	$—	$—	$44.49	6.97%	$123,988	1.60%		(0.91)%	1.60%		11%
2016	35.38	0.04	6.26	—	(0.01)	—	—	41.67	17.81	112,388	1.61		0.11	1.62		15 ††
2015	38.90	0.09	(3.48)	—	(0.13)	—	—	35.38	(8.74)	684,182	1.61		0.21	1.65		34
2014	34.24	0.22	4.55	—	(0.11)	—	—	38.90	13.96	582,490	1.61		0.58	1.64		42
2013*	32.31	0.33	1.60	—	—	—	—	34.24	5.97	294,040	1.62		1.31	1.69		25
2012	25.28	0.04	7.00	0.01	—	—	(0.02)	32.31	27.87	136,838	1.97		0.15	1.94		69
Class Y (commenced operations on June 1, 2016)
2017	$41.71	$(0.13)	$3.07	$—	$(0.10)	$—	$—	$44.55	7.10%	$1,081,448	1.35%		(0.64)%	1.35%		11%
2016	38.33	0.10	3.28	—	—	—	—	41.71	8.82	880,876	1.37		0.74	1.37		15

*

For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Fixed Income Opportunities Portfolio, Rochdale Investment Trust’s Rochdale Dividend & Income Portfolio, and Rochdale Emerging Markets Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Funds’ City National Rochdale Fixed Income Opportunities Fund, City National Rochdale Funds’ City National Rochdale Dividend & Income Fund, and City National Rochdale Emerging Markets Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.
††	Portfolio turnover rate is presented at the Fund level.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.10%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.11%, respectively.
(5)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(6)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.07%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended ( the “1940 Act”), as an open-end management investment company currently offering the following 11 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale High Yield Bond Fund (“High Yield Bond Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”), City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”), and City National Rochdale Emerging Markets Fund (“Emerging Markets Fund”) (collectively, the “Equity Funds”).

On June 1, 2016, a new Class Y of the Emerging Markets Fund opened.

The City National Rochdale California Tax Exempt Money Market Fund was liquidated on October 3, 2016.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund and the Emerging Markets Fund, which are non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Beginning January 1, 2017, investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized along with the premiums due and the death benefit of the Policy for each year of the Policy to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risk associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2017, the Funds’ fair valuation methodology for Policies changed from a discounted cash flow model, which used a “deterministic method” for valuing the Policies, to the probabilistic method described above. None of the Funds’ other fair valuation methodologies changed during the period. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally among the Funds, or (iv) a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds except for the Emerging Markets Fund. Dividends from net investment income are declared and paid annually for the Emerging Markets Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss upon the sale of a security resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain (loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within realized gain (loss) on foreign currency transactions in the Statements of Operations/Consolidated Statements of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the High Yield Bond Fund and the Fixed Income Opportunities Fund have entered into master netting arrangements, established within the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the High Yield Bond Fund and the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the High Yield Bond Fund and the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the High Yield Bond Fund and/or the Fixed Income Opportunities Fund.

For financial reporting purposes, the High Yield Bond Fund and the Fixed Income Opportunities Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is noted in the Schedule of Investments/Consolidated Schedule of Investments. Generally,

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the High Yield Bond Fund and the Fixed Income Opportunities Fund from its counterparties are not fully collateralized, contractually or otherwise, the High Yield Bond Fund and the Fixed Income Opportunities Fund bear the risk of loss from counterparty nonperformance.

The following tables present, by derivative type, the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the High Yield Bond Fund and the Fixed Income Opportunities Fund at March 31, 2017 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts	$—	$—	$—	$—
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts	180	(180)	—	—

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts	$(35)	$—	$—	$—
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts	(1,713)	180	—	(1,533)

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2017, if applicable.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the unrealized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations. Realized and changes in unrealized gains and losses on options contracts during the period as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for a Fund.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% (5% in the case of the Government Money Market Fund) of the Fund’s net assets would be invested in illiquid securities. In some

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2017, were $178,017,566, which represented 7.4% of the net assets of the Fixed Income Opportunities Fund.

Investments in Mauritius Subsidiary – To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly-owned collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is also managed by City National Rochdale. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius.

Due to the recent amendment of the tax treaty between India and Mauritius, the capital gains tax exemption on shares of Indian companies will be phased out over a two-year period that began on April 1, 2017, and ends on March 31, 2019. Shares of Indian companies acquired after April 1, 2017, will be subject to a reduced capital gain tax until March 31, 2019, and shares will be taxed at India’s full tax rate thereafter. There is no guarantee that the tax treaty will not be amended further.

Investment in Affiliated Security – The Funds may invest excess cash in the Government Money Market Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust and subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Distribution Plan is transmitted to RIM Securities LLC (“RIM Securities”) as Sub-Distribution Coordinator. RIM Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale and other affiliates, for payments for distribution services of the type identified in the Distribution Plan, and retains any undistributed balance of fees received from the Distributor.

US Bancorp Fund Services, LLC (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S, Servicing Class or Class Y Shares, as applicable. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of the average daily net assets of the relevant class of each Fund. CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2017, CNB and City National Rochdale received $9,946,592 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
High Yield Bond Fund	0.60
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40
Emerging Markets Fund	1.00

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Alcentra LTD, All Financial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of average daily net assets) are as follows:

	Government Money Market Fund	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	0.53%	n/a
Class N	0.93%	1.03%	1.01%
Class S	1.13%	n/a	n/a
Servicing Class	0.63%	0.78%	0.76%

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2017, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$5,614	2017
	8,586	2018
	1,623	2019
Government Bond Fund	67	2017
	74	2018
	79	2019
	67	2020
Corporate Bond Fund	83	2017
	89	2018
	109	2019
	80	2020
California Tax Exempt Bond Fund	99	2017
	109	2018
	105	2019
	79	2020
High Yield Bond Fund	101	2017
	128	2018
	12	2019
Intermediate Fixed Income Fund	56	2017
	43	2018
	10	2019
	35	2020
Fixed Income Opportunities Fund	5	2017
	248	2018
	16	2019
Dividend & Income Fund	90	2017
	44	2018
	18	2019
	23	2020
Emerging Markets Fund	140	2017
	291	2018
	59	2019

During the period ended March 31, 2017, the Adviser recovered $1,225 (000) and $200 (000) in previously waived fees for the Government Money Market Fund and Fixed Income Opportunities Fund, respectively.

City National Rochdale and CNB have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Government Money Market Fund in order to maintain a one-day net income yield (yield floor) of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the period ended March 31, 2017:

	Shareholder Servicing Fee Waiver (000)		Investment Advisory Fee Waiver (000)	Administration Fee Waiver (000)
Government Money Market Fund
Class N	$7,132	(1)	$(886)	$—
Class S	2,562	(1)	(210)	—
Servicing Class	619		(130)	—

(1)	Includes class specific distribution expenses.

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2017, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Government Bond Fund	$34,993	$—		$44,013	$3,057
Corporate Bond Fund	—	18,676		3	17,207
California Tax Exempt Bond Fund	—	25,220		—	27,804
Municipal High Income Fund	—	368,703		—	325,031
High Yield Bond Fund	—	22,935	†	—	23,312	†
Intermediate Fixed Income Fund	3,973	18,520		4,228	21,052
Fixed Income Opportunities Fund	23,916	1,320,100	‡	25,649	1,089,142
Dividend & Income Fund	—	6,776		—	7,927
U.S. Core Equity	—	39,346		—	42,676
Emerging Markets Fund	—	228,244		—	106,335

†	Includes 17a-7 related party transactions of $632 (000) and $506 (000), respectively.

‡	Includes 17a-7 related party transactions of $4,499 (000).

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

The following is a summary of the transactions with affiliates for the California Tax Exempt Bond Fund for the period ended March 31, 2017:

Municipal High Income Fund (000)
Beginning balance as of October 1, 2016	$2,312
Purchases at Cost	750
Proceeds from Sales	(2,428)
Realized Gain (Loss)	(72)
Unrealized Gain (Loss)	(52)
Ending balance as of March 31, 2017	$510
Dividend Income	18

The Fixed Income Funds and Equity Funds may also invest in the affiliated Government Money Market Fund to manage excess cash or to serve as margin or collateral for derivative positions.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017:

	Purchases at Cost (000)	Proceeds from Sales (000)	Value 3/31/2017 (000)	Dividend Income (000)
Government Money Market Fund
Government Bond Fund	$11,516	$(11,728)	$642	$—
Corporate Bond Fund	12,952	(11,269)	2,491	—
California Tax Exempt Bond Fund	35,757	(34,732)	2,357	1
Municipal High Income Fund	139,472	(109,721)	48,148	8
High Yield Bond Fund	8,139	(9,013)	259	—
Intermediate Fixed Income Fund	13,616	(14,486)	236	—
Fixed Income Opportunities Fund	7,838	(5,309)	11,459	1
Dividend & Income Fund	13,408	(10,824)	6,001	—
U.S. Core Equity Fund	11,774	(10,211)	4,105	—
Emerging Markets Fund	68,226	(49,378)	42,993	2

6.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to foreign currency transactions, REIT adjustments, investments in partnerships, realized gains (losses) on paydowns, net operating losses, distributions in excess of net investment income, default bonds, reclassification of short-term capital gains received from affiliated funds and timing of distributions, were reclassified to/from the following accounts as of September 30, 2016:

	Increase (Decrease) Undistributed Net Investments Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Increase (Decrease) Paid-in Capital (000)
Government Bond Fund	$79	$(79)	$—
Municipal High Income Fund	(229)	229	—
High Yield Bond Fund	133	(133)	—
Intermediate Fixed Income Fund	26	(26)	—
Fixed Income Opportunities Fund	1,030	(1,030)	—
Dividend & Income Fund	214	(209)	(5)
U.S. Core Equity Fund	(17)	17	—
Emerging Markets Fund	(1,573)	1,573	—

Amounts designated as “—” are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

The tax character of dividends and distributions declared during the years ended September 30, 2016 and September 30, 2015 unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2016	$—	$897	$—	$—	$897
2015	—	397	—	—	397
Government Bond Fund
2016	$—	$1,115	$—	$—	$1,115
2015	—	708	—	—	708
Corporate Bond Fund
2016	$—	$2,271	$310	$—	$2,581
2015	—	2,423	1,082	—	3,505
California Tax Exempt Bond Fund
2016	$1,328	$—	$36	$—	$1,364
2015	1,216	121	286	—	1,623
Municipal High Income Fund
2016	$31,625	$261	$49	$—	$31,935
2015	22,487	83	—	—	22,570
High Yield Bond Fund
2016	$—	$5,008	$—	$—	$5,008
2015	—	6,630	4,068	—	10,698
Intermediate Fixed Income Fund
2016	$—	$5,228	$—	$—	$5,228
2015	—	4,532	—	—	4,532
Fixed Income Opportunities Fund
2016	$—	$131,462	$—	$—	$131,462
2015	—	97,143	2,715	—	99,858
Dividend & Income Fund
2016	$—	$5,018	$612	$823	$6,453
2015	—	4,363	1,454	—	5,817
U.S. Core Equity Fund
2016	$—	$1,581	$1,427	$—	$3,008
2015	—	2,073	18,578	—	20,651
Emerging Markets Fund
2016	$—	$228	$—	$—	$228
2015	—	2,025	—	—	2,025

As of September 30, 2016, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$141	$—	$—	$—	$—	$(141)	$—
Government Bond Fund	—	90	95	—	—	1,559	(90)	1,654
Corporate Bond Fund	—	162	—	—	(1,327)	2,163	(161)	837
California Tax Exempt Bond Fund	110	151	437	—	—	2,398	(105)	2,991
Municipal High Income Fund	2,923	—	—	(7,275)	—	50,611	(3,003)	43,256
High Yield Bond Fund	—	368	—	(378)	(5,202)	(1,962)	(436)	(7,610)
Intermediate Fixed Income Fund	—	60	—	(2,117)	(1,160)	7,007	(9)	3,781
Fixed Income Opportunities Fund	—	2,739	—	(26,744)	(55,335)	(5,870)	(53)	(85,263)
Dividend & Income Fund	—	—	—	—	—	63,480	(12)	63,468
U.S. Core Equity Fund	—	34	8,329	—	—	37,829	—	46,192
Emerging Markets Fund	—	2,464	—	(6,801)	(18,000)	157,242	—	134,905

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

For tax purposes, the losses in the Funds generated prior to the Regulated Investment Company Modernization Act of 2010 can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2016, the breakdown of capital loss carryforwards was as follows:

Expiring December 31,
Fund	2018 (000)
Intermediate Fixed Income Fund	$(2,117)

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2015, through September 30, 2016, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)*
Municipal High Income Fund	$(188)	$(7,087)	$(7,275)
High Yield Bond Fund	(150)	(228)	(378)
Fixed Income Opportunities Fund	(16,945)	(9,799)	(26,744)
Emerging Markets Fund	(6,801)	—	(6,801)

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2016, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Bond Fund	$81
Intermediate Fixed Income Fund	364
Emerging Markets Fund	1,162

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes as of March 31, 2017, for each of the Fixed Income Funds and Equity Funds were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$130,730	$397	$(513)	(116)
Corporate Bond Fund	129,805	1,121	(410)	711
California Tax Exempt Bond Fund	93,276	1,151	(321)	830
Municipal High Income Fund	1,084,678	24,255	(21,256)	2,999
High Yield Bond Fund	74,922	2,047	(2,449)	(402)
Intermediate Fixed Income Fund	246,848	3,591	(1,420)	2,171
Fixed Income Opportunities Fund	2,401,995	113,645	(66,457)	47,188
Dividend & Income Fund	181,362	66,993	(2,411)	64,582
U.S. Core Equity Fund	183,921	52,786	(598)	52,188
Emerging Markets Fund	949,484	275,119	(29,746)	245,373

At March 31, 2017, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund, the Dividend & Income Fund and the Emerging Markets Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

The Municipal High Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance policies (“Policies”). A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Fund invests in Certificates of Participation in a municipal obligation, which are subject to annual appropriation risk.

Emerging Markets Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

As long as the Emerging Markets Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Emerging Market Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

8.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2017, and the year ended September 30, 2016, were as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2017	2016	2017	2016	2017	2016
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	461	1,418	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	32	52	—	—
Shares redeemed	—	—	(2,276)	(753)	—	—
Net Institutional Class transactions	—	—	(1,783)	717	—	—
Class N:
Shares issued	2,485,884	5,798,519	90	23	162	100
Shares issued in Lieu of Dividends and Distributions	692	550	—	—	2	4
Shares redeemed	(2,854,000)	(4,887,064)	(22)	(65)	(44)	(167)
Net Class N transactions	(367,424)	912,005	68	(42)	120	(63)
Class S:
Shares issued	820,624	2,017,973	—	—	—	—
Shares redeemed	(773,786)	(1,803,230)	—	—	—	—
Net Class S transactions	46,838	214,743	—	—	—	—
Servicing Class:
Shares issued	1,337,358	2,473,708	889	1,899	1,695	2,733
Shares issued in Lieu of Dividends and Distributions	31	3	15	26	11	18
Shares redeemed	(1,443,502)	(1,800,335)	(901)	(2,642)	(1,428)	(3,466)
Net Servicing Class transactions	(106,113)	673,376	3	(717)	278	(715)

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2017	2016	2017	2016
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	387	668	16,389	22,941
Shares issued in Lieu of Dividends and Distributions	6	6	620	943
Shares redeemed	(221)	(1,049)	(9,771)	(6,281)
Net Class N transactions	172	(375)	7,238	17,603
Servicing Class:
Shares issued	1,264	2,445	9,842	12,941
Shares issued in Lieu of Dividends and Distributions	15	10	78	103
Shares redeemed	(1,546)	(2,150)	(6,571)	(2,923)
Net Servicing Class transactions	(267)	305	3,349	10,121

	High Yield Bond Fund		Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2017	2016	2017	2016	2017	2016
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	420	759	3	161	—	—
Shares issued in Lieu of Dividends and Distributions	143	319	1	7	—	—
Shares redeemed	(843)	(910)	(112)	(491)	—	—
Net Institutional Class transactions	(280)	168	(108)	(323)	—	—
Class N:
Shares issued	76	880	1,024	2,371	15,793	32,737
Shares issued in Lieu of Dividends and Distributions	30	81	94	180	2,164	3,950
Shares redeemed	(168)	(1,368)	(1,187)	(2,787)	(7,469)	(16,515)
Net Class N transactions	(62)	(407)	(69)	(236)	10,488	20,172
Servicing Class:
Shares issued	287	2,051	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	21	49	—	—	—	—
Shares redeemed	(404)	(3,298)	—	—	—	—
Net Servicing Class transactions	(96)	(1,198)	—	—	—	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

notes to financial statements/ consolidated notes to financial statements
March 31, 2017 (Unaudited)

	Dividend & Income Fund		U.S. Core Equity Fund		Emerging Markets Fund (1)
	2017	2016	2017	2016	2017	2016
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	(526)	—	—
Net Institutional Class transactions	—	—	—	(526)	—	—
Class N:
Shares issued	942	1,906	720	1,225	1,409	9,641
Shares issued in Lieu of Dividends and Distributions	55	114	335	85	4	4
Shares redeemed	(902)	(1,532)	(658)	(1,416)	(1,323)	(26,285	)(2)
Net Class N transactions	95	488	397	(106)	90	(16,640)
Servicing Class:
Shares issued	—	—	1,143	1,778	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	19	3	—	—
Shares redeemed	—	—	(922)	(1,841)	—	—
Net Servicing Class transactions	—	—	240	(60)	—	—
Class Y:
Shares issued	—	—	—	—	4,295	21,547	(2)
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	44	—
Shares redeemed	—	—	—	—	(1,185)	(428)
Net Class Y transactions	—	—	—	—	3,154	21,119

(1)	Class Y commenced operations on June 1, 2016.

(2)	Includes transfers of 17,188 (000) Shares from Class N into 17,183 (000) Shares of Class Y.

9.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund were limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. For the period ended March 31, 2017, there was no borrowing activity.

10.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2017, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2016, to March 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/01/2016	Ending Account Value 3/31/2017	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,000.20	0.47%	$ 2.34
Class S	1,000.00	1,000.20	0.47%	2.14
Servicing Class	1,000.00	1,000.30	0.46%	2.54

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,022.59	0.47%	$ 2.37
Class S	1,000.00	1,022.79	0.43%	2.17
Servicing Class	1,000.00	1,022.39	0.51%	2.57

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 993.10	0.53%	$ 2.63
Class N	1,000.00	990.60	1.03%	5.11
Servicing Class	1,000.00	992.80	0.78%	3.88

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,022.29	0.53%	$ 2.67
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$ 1,000.00	$ 997.90	1.01%	$ 5.03
Servicing Class	1,000.00	998.20	0.76%	3.79

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.90	1.01%	$ 5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$ 1,000.00	$ 985.60	0.88%	$ 4.36
Servicing Class	1,000.00	986.80	0.63%	3.12

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,020.54	0.88%	$ 4.43
Servicing Class	1,000.00	1,021.79	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$ 1,000.00	$ 959.40	1.07%	$ 5.23
Servicing Class	1,000.00	961.40	0.82%	4.01

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.60	1.07%	$ 5.39
Servicing Class	1,000.00	1,020.84	0.82%	4.13

City National Rochdale High Yield Bond Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 1,048.10	0.95%	$ 4.85
Class N	1,000.00	1,045.60	1.45%	7.39
Servicing Class	1,000.00	1,046.90	1.20%	6.12

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,020.19	0.95%	$ 4.78
Class N	1,000.00	1,017.70	1.45%	7.29
Servicing Class	1,000.00	1,018.95	1.20%	6.04

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 995.80	0.51%	$ 2.54
Class N	1,000.00	993.00	1.01%	5.02

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,022.29	0.51%	$ 2.57
Class N	1,000.00	1,019.75	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,040.60	1.10%	$ 5.60

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.50	1.10%	$ 5.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

	Beginning Account Value 10/01/2016	Ending Account Value 3/31/2017	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,041.80	1.11%	$ 5.65

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,019.30	1.11%	$ 5.59

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$ 1,000.00	$ 1,085.40	0.54%	$ 2.81
Class N	1,000.00	1,083.00	1.04%	5.40
Servicing Class	1,000.00	1,084.90	0.79%	4.11

Hypothetical 5% Return
Institutional Class	$ 1,000.00	$ 1,022.24	0.54%	$ 2.72
Class N	1,000.00	1,019.75	1.04%	5.24
Servicing Class	1,000.00	1,020.99	0.79%	3.98

City National Rochdale Emerging Markets Fund
Actual Fund Return
Class N	$ 1,000.00	$ 1,069.70	1.60%	$ 8.26
Class Y	1,000.00	1,071.00	1.35%	6.97

Hypothetical 5% Return
Class N	$ 1,000.00	$ 1,016.95	1.60%	$ 8.05
Class Y	1,000.00	1,018.20	1.35%	6.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

board approval of advisory and sub-advisory agreements
(Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended). During the six months ended March 31, 2017, the Board and the Independent Trustees approved a sub-advisory agreement between City National Rochdale, LLC (the “Adviser”) and Seix Investment Advisors LLC (“Seix” or the “Sub-Adviser”), with respect to the City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”).

General Information

Seix has served as a sub-adviser to the Fixed Income Opportunity Fund and its predecessor since the predecessor’s inception in 2009. At a meeting held on February 23, 2017, the Board of Trustees considered information provided by Seix regarding a pending transaction in which RidgeWorth Investments, which controls Seix, entered into an agreement to be acquired by Virtus Investment Partners, Inc. (the “Transaction”). Under the Investment Company Act of 1940, as amended, the Transaction would result in a change of control of Seix which would automatically terminate its current sub-advisory agreement with respect to the Fixed Income Opportunity Fund. At its meeting, upon the recommendation of the Adviser and after careful consideration, the Board of Trustees approved a new sub-advisory agreement between the Adviser and Seix with respect to the Fixed Income Opportunity Fund (the “New Sub-Advisory Agreement”), effective as of the closing of the Transaction, which is expected to occur in mid-2017. The terms of the New Sub-Advisory Agreement are substantially the same as the terms of the current sub-advisory agreement between the Adviser and Seix with respect to the Fund (the “Current Sub-Advisory Agreement”).

The following information summarizes the Board’s considerations associated with its review of the New Sub-Advisory Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by Seix pursuant to the Current Sub-Advisory Agreement. In considering these matters, the Independent Trustees discussed the approval of the New Sub-Advisory Agreement with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Adviser were present.

The Board was familiar with the organization and operations of Seix as a result of its past services to the Fixed Income Opportunities Fund. The Board reviewed extensive materials regarding investment results of Seix with respect to the Fund, sub-advisory fee comparisons, financial information with respect to Seix, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing sub-advisory services to the Fund. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the New Sub-Advisory Agreement, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services provided by Seix to the Fixed Income Opportunities Fund, the Board considered a variety of matters, including information about Seix’s organization, personnel who provide services to the Fund, and their compensation structure; Seix’s investment philosophy and investment process; and performance results of the Fund and the portion of the Fund managed by Seix over various periods. The Board also reviewed certain information regarding Seix’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio trade execution. Certain information considered by the Board had been provided in August 2016, when the Board last renewed the Current Sub-Advisory Agreement with respect to the Fund, and the Board considered information from Seix regarding material changes to the information provided in August 2016. The Board noted the Adviser’s expectation that there would be no changes to Seix’s investment process or portfolio management team as a result of the Transaction.

The Board assessed the performance of the Fixed Income Opportunities Fund for various periods during the five years ended December 31, 2016, compared with the Fund’s benchmark indexes, the Credit Suisse Leveraged Loan Index, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, and the Bloomberg Barclays U.S. Aggregate Bond Index. The Board observed that the Fund’s annualized returns were higher than the returns of the Credit Suisse Leveraged Loan Index and Bloomberg Barclays U.S. Aggregate Bond Index but below the

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

Bloomberg Barclays U.S. Corporate High Yield Bond Index returns (by 6.07% or less) for the one-, three- and five-year periods. The Board also assessed the investment results of the portion of the Fixed Income Opportunities Fund managed by Seix (the “Seix Portfolio”), compared with the Credit Suisse Leveraged Loan Index (the “Credit Suisse Index”), the benchmark index associated with the Seix Portfolio. The Board observed that the Seix Portfolio’s annualized returns were higher than the returns of the Credit Suisse Index for the one- and two-year periods, but lower than the Credit Suisse Index returns for the three- and five-year periods (by 0.51% or less).

Sub-Advisory Fees and Benefits to Sub-Adviser

The Board reviewed information regarding the sub-advisory fees charged by Seix with respect to the Fixed Income Opportunities Fund and observed that Seix’s sub-advisory fee with respect to the Fund was higher than the fee it charged to another mutual fund for which it served as sub-adviser using a similar strategy. The Board noted, however, that the other mutual fund was significantly larger than the Seix Portfolio, and considered Seix’s indication that the lower sub-advisory fee for the other mutual fund reflected the economies of scale of the other mutual fund.

The Board also considered the benefits received by Seix as a result of its relationship with the Fixed Income Opportunities Fund (other than the sub-advisory fees paid to Seix), including research provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although none of the Fixed Income Opportunities Fund’s advisory agreement, the Current Sub-Advisory Agreement, or the New Sub-Advisory Agreement provided fee breakpoints, the portion of the advisory fee retained by the Adviser after payment of sub-advisory fees was low and significant economies of scale were not likely to be realized by the Adviser or Seix at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the New Sub-Advisory Agreement, including the fees to be received by Seix, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Seix to the Fixed Income Opportunities Fund and its shareholders, and approved the New Sub-Advisory Agreement.

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THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale
INVESTMENT MANAGEMENT

CNR-SA-004-0900

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date:	June 6, 2017

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer

Date:	June 6, 2017

*	Print the name and title of each signing officer under his or her signature.